AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 29, 1998.

                                                 REGISTRATION NO. 333-65151
                                                                & 811-6298

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC 20549

                                   FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         PRE-EFFECTIVE AMENDMENT NO.                       [_]
                         POST-EFFECTIVE AMENDMENT NO.1                     [X]
                                      and
        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                               AMENDMENT NO. 15                            [X]


                       AUSA LIFE INSURANCE COMPANY, INC.
                              SEPARATE ACCOUNT B
                          (Exact Name of Registrant)

                       AUSA Life Insurance Company, Inc.
                              (Name of Depositor)

                              666 Fifth Avenue
                           New York, New York 10103
              (Address of Depositor's Principal Executive Office)

                  Depositor's Telephone Number: 212-246-5234


                       Gregory E. Miller-Breetz, Esquire
                       AUSA Life Insurance Company, Inc.
                                P.O. Box 32830
                            400 West Market Street
                             Louisville, KY 40232
                    (Name and Address of Agent for Service)

                                  Copy to:
                          Michael Berenson, Esquire
                           James Bernstein, Esquire
              Jorden Burt Boros Cicchetti Berenson & Johnson LLP
                  1025 Thomas Jefferson St. N.W. Suite 400 E
                          Washington, DC 20007-0805

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box):

  [_] Immediately upon filing pursuant to paragraph (b) of Rule 485.

  [_] On ___________ pursuant to paragraph (b)(1)(v) of Rule 485.

  [_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485.

  [X] On March 1, 1999 pursuant to paragraph (a)(1) of Rule 485.

  [_] 75 days after filing pursuant to paragraph (a)(2) of Rule 485.

  [_] On ______ pursuant to paragraph (a)(2) of Rule 485.


The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until this Registration Statement shall become effective on such date as the Commission acting pursuant to said Section 8(a) shall determine.
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                              PURSUANT TO RULE 481

               SHOWING LOCATION IN PART A (PROSPECTUS) AND PART B
             (STATEMENT OF ADDITIONAL INFORMATION) OF REGISTRATION
                 STATEMENT OF INFORMATION REQUIRED BY FORM N-4

                                     PART A

 ITEM OF
 FORM N-4                                      PROSPECTUS CAPTION
    1.    Cover Page........................   Cover Page
    2.    Definitions.......................   Glossary
    3.    Synopsis..........................   Summary; Fee Table
    4.    Condensed Financial Information...   Condensed Financial Information
    5.    General Description of Registrant,
          Depositor, and Portfolio
          Companies.........................   AUSA Life Insurance Company,
                                               Inc.; AUSA Life Insurance
                                               Company, Inc. Separate Account B;
                                               Vanguard Variable Insurance Fund;
                                               Voting Rights
    6.    Deductions and Expenses...........   Expenses; Taxes;
                                               Vanguard Variable Insurance Fund
    7.    General Description of Variable
          Annuity Contracts.................   The Annuity Contract

    8.    Annuity Period....................   Annuity Payments
    9.    Death Benefit.....................   Death Benefit
   10.    Purchases and Contract Value......   Enrollment Form and Purchase
                                               Payments; Accumulated Value
   11.    Redemptions.......................   Access to Your Money
   12.    Taxes.............................   Taxes
   13.    Legal Proceedings.................   Legal Matters
   14.    Table of Contents for the
          Statement of Additional
          Information.......................   Table of Contents for the
                                               Vanguard Variable Annuity Plan
                                               Contract Statement of Additional
                                               Information



                                     PART B

 ITEM OF                                       STATEMENT OF ADDITIONAL
 FORM N-4                                      INFORMATION CAPTION
   15.    Cover Page........................   Cover Page
   16.    Table of Contents.................   Table of Contents
   17.    General Information and History...   The Company
   18.    Services..........................   Part A: Auditors; Safekeeping of
                                               Account Assets; Distribution of
                                               the Contract
   19.    Purchase of Securities Being
          Offered...........................   Distribution of the Contract
   20.    Underwriters......................   Distribution of the Contract
   21.    Calculation of Performance Data...   Performance Information;
                                               Additional Performance Measures
   22.    Annuity Payments..................   Computations of Variable Annuity
                                               Income Payments
   23.    Financial Statements..............   Financial Statements

                                  The Vanguard
                                  Variable Annuity
                                  Plan Contract

                                  Issued Through

                                  AUSA Life Insurance Company, Inc.
                                        Separate Account B

                                  By

                                  AUSA Life Insurance Company, Inc.

                                  Prospectus
                                  April 30, 1999


The Vanguard Variable Annuity Plan Contract (the "Contract") provides a means of investing on a tax-deferred basis in thirteen portfolios of Vanguard Variable Insurance Fund -

   Money Market Portfolio
   High-Grade Bond Portfolio
   High Yield Bond Portfolio
   Short-Term Corporate Portfolio
   Balanced Portfolio
   Diversified Value Portfolio
   Equity Income Portfolio
   Equity Index Portfolio
   Growth Portfolio
   Mid-Cap Index Portfolio
   REIT Index Portfolio
   Small Company Growth
   Portfolio International Portfolio

The Contract is a group variable annuity contract and is intended for retirement savings or other long-term investment purposes. You bear all investment risk (including the possible loss of principal), and investment results are not guaranteed. The Contract provides a Free Look Period of at least 20 days during which the Contract may be cancelled.

Why Reading This Prospectus Is Important
This prospectus explains the Vanguard Variable Annuity Plan Contract. Reading the Contract prospectus will help you decide whether the Contract is the right investment for you. The Contract prospectus must be accompanied by a current prospectus for Vanguard Variable Insurance Fund, which discusses in greater depth the objectives, risks, and strategies of each portfolio of Vanguard Variable Insurance Fund. Please read them both carefully before you invest and keep them for future reference. A Statement of Additional Information for the Contract prospectus has been filed with the Securities and Exchange Commission, is incorporated by reference, and is available free by writing to the Vanguard Variable Annuity Center, P.O. Box 1103, Valley Forge, PA 19482-1103 or by calling 800-522-5555 on business days between 8 a.m. and 8 p.m. Eastern time. The Table of Contents for the Statement of Additional Information is included at the end of the Contract prospectus.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

           The Contract is available only in the state of New York.

This prospectus does not constitute an offering in any jurisdiction where it would be unlawful to make an offering like this. No one has been authorized to give any information or make any representations about this offering other than those contained in this prospectus. You should not rely on any other information or representations.

[This text is intended for cover.]

        Contents [page numbers are place holders]

1  Cross Reference to Definitions      9    Expenses

2  Summary                             10   Taxes

3  Fee Table                           11   Access to Your Money

4  Example                             12   Performance

5  The Annuity Contract                13   Death Benefit

6  Annuity Payments                    14   Other Information

7  Purchase                            15   Table of Contents of Statement of
                                              Additional Information
8  Investment Options
                                       16   Appendix (Condensed Financial
                                              Information)



CROSS REFERENCE TO DEFINITIONS
We have generally defined the technical terms associated with the Contract where they are used in the prospectus. The following list shows where certain of the more technical and more frequently used terms are defined in the prospectus. In the text you can easily locate the defined word because it will appear in bold type or its definition will be covered in a space on the page set aside specifically for discussion of the term.

[Note: Actual page numbers not yet available. Current references are to the sections where the terms are defined.]

Accumulation Phase                                 ["The Annuity Contract"]

Annuitant                                          ["Death Benefit"]

Annuity Date                                       ["Annuity Payments"]

Annuity Payment Options                            ["Annuity Payments"]

Beneficiary                                        ["Death Benefit"]

Business Day                                       ["Purchase"]

Contract                                           ["Other Information"]

Contract Date                                      ["Purchase"]

Contract Owner                                     ["Other Information"]

Free Look Period                                   ["Other Information"]

Income Phase                                       ["Annuity Payments"]

Initial Purchase Payment                           ["Purchase Payment"]

Joint Annuitant                                    ["Death Benefit"]

Net Purchase Payment                               ["Purchase"]

Non-Qualified Contract                             ["Purchase"]

Qualified Contract                                 ["Purchase"]

Portfolios                                         ["Investment Options"]

Purchase Payment                                   ["Purchase Payment"]

Tax Deferral                                       ["Taxes"]

SUMMARY

The sections in this Summary provide you with a concise discussion of the major topics covered in this prospectus. Each section of the Summary is discussed in greater detail in the main body of the prospectus at corresponding section headings. Please read the full prospectus carefully.

                             THE ANNUITY CONTRACT

The Vanguard Variable Annuity Plan Contract is a flexible-premium variable annuity offered by AUSA Life Insurance Company, Inc. (the "Company"). The Contract provides a means of investing on a tax-deferred basis in thirteen portfolios of Vanguard Variable Insurance Fund.

Who Should Invest
The Contract is intended for long-term investors who want tax-deferred accumulations of funds, generally for retirement but also for other long-term purposes.

The Contract provides benefits in two distinct phases:  accumulation and income.

The Accumulation Phase
During the Accumulation Phase, you choose to allocate your investment in the Contract among the thirteen Vanguard Portfolios available under the Contract. You can contribute additional dollars to the Contract and you can take withdrawals from the Contract during the Accumulation Phase. The value of your investment depends on the investment performance of the Portfolios you choose. Your earnings are generally not taxed during this phase unless you withdraw them.

The Income Phase
During the Income Phase, you can receive regular annuity payments on a fixed or variable basis and for various periods of time depending on your need for income and the choices available under the Contract. See ANNUITY PAYMENTS, page x, for more information about Annuity Payment Options.

Vanguard Variable Insurance Fund
The Portfolios available for investment under the Contract are portfolios of Vanguard Variable Insurance Fund (the "Fund"), an open-end diversified investment company. The Fund is a member of The Vanguard Group of Investment Companies, a family of more than 30 investment companies with more than 100 distinct investment portfolios holding assets worth more than $400 billion.

                               ANNUITY PAYMENTS

During the Income Phase, you receive regular annuity payments under a wide range of Annuity Payment Options. The Contract allows you to receive an income guaranteed for as long as you live or until the second of two people dies. You may also choose to receive a guaranteed number of payments over a number of years. Most Annuity Payment Options are available on either a variable basis (where the amount of the payment rises or falls depending on the investment performance of the Portfolios you have chosen) or a fixed basis (where the payment is guaranteed).

                                   PURCHASE

You can buy the Contract with a minimum investment of $5,000 under most circumstances. You can add $250 or more at any time during the Accumulation Phase. Your Contract may not exceed $1,000,000 without prior approval.

                              INVESTMENT OPTIONS

You can allocate your Purchase Payments to one or more of the following Portfolios described in the Fund prospectus:

MANAGED BY VANGUARD'S FIXED INCOME GROUP
   Money Market Portfolio
   High-Grade Bond Portfolio
   Short-Term Corporate Portfolio

MANAGED BY VANGUARD'S CORE MANAGEMENT GROUP
   Equity Index Portfolio
   Mid-Cap Index Portfolio
   REIT Index Portfolio

MANAGED BY WELLINGTON MANAGEMENT COMPANY, LLP
   High Yield Bond Portfolio
   Balanced Portfolio

MANAGED BY NEWELL ASSOCIATES
   Equity Income Portfolio

MANAGED BY Barrow, Hanley, Mewhinney & Strauss, Inc.
   Diversified Value Portfolio

MANAGED BY Lincoln Capital Management Company
   Growth Portfolio

MANAGED BY Granahan Investment Management
   Small Company Growth Portfolio

MANAGED BY Schroder Capital Management International, Inc.
   International Portfolio

You can make or lose money in any of these Portfolios depending on their investment performance.


                                   EXPENSES

There are no sales charges associated with the Contract.

The Company will deduct a daily charge corresponding to an annual charge of .10% of the net asset value of the Separate Account as an Administrative Expense Charge and a .28% charge for the mortality and expense risks it assumes. For Contracts valued at less than $25,000, there is also a $25 annual administrative charge.

You will also pay Fund Operating Expenses, which currently range from .21% to .46% annually of the average daily value of the Portfolios.

                                     TAXES

In general, you are not taxed on earnings on your investment in the Contract until you withdraw them or receive Annuity Payments. Earnings are taxed as ordinary income. During the Accumulation Phase, for tax purposes withdrawals are taken from earnings first, then from your investment in the Contract. For Annuity Payments, payments come partially from earnings, partially from your investment. You are taxed only on the investment portion of each Annuity Payment. If you receive money from the Contract before age 59 1/2, you may have to pay a 10% penalty tax on the earnings portion received.

                             ACCESS TO YOUR MONEY

You can take money out of your Contract at any time during the Accumulation Phase without incurring a withdrawal charge. Each withdrawal you make must be at least $250.
You may have to pay income tax and a tax penalty on any money you take out.

                                  PERFORMANCE

The investment performance of the Portfolios you choose directly affects the value of your Contract. You bear all investment risk (including the possible loss of principal), and investment results are not guaranteed.

From time to time, the Company may advertise the investment performance of the Portfolios. In doing so, it will use standardized methods prescribed by the Securities and Exchange Commission, as well as certain non-standardized methods.

Past performance does not indicate or predict future performance.

                                 DEATH BENEFIT

If the Annuitant dies during the Accumulation Phase, the Beneficiary will receive the Death Benefit. The Death Benefit is the greater of the then-current Accumulated Value of the Contract or the sum of all Purchase Payments (less any partial withdrawals). The Beneficiary may elect to receive these amounts as a lump sum or as Annuity Payments.

Federal tax law requires that if a Contract Owner is a natural person and dies before the Annuity Date, then the entire value of the Contract must be distributed within five years of the date of death of the Contract Owner. If the Contract Owner is not a natural person, the death of the Primary Annuitant triggers the same distribution requirement. Special rules may apply to a surviving spouse.

                               OTHER INFORMATION

Free Look Periods
There are two different Free Look Periods. If the Contract is not a replacement of an existing annuity contract or life insurance or endowment policy, the Contract provides for a Free Look Period of 20 days after the Contract Owner receives the Contract plus 5 days for mailing. If the Contract is a replacement of an existing annuity contract or life insurance or endowment policy, a Free Look Period exists for 60 days after the Contract Owner receives the Contract plus 5 days for mailing. If you cancel your Contract during the applicable Free Look Period, the Company will return at least the amount of your Purchase Payments under the Contract to date.

Reinstatements
If you ask the Company to reinstate a Contract exchanged under Internal Revenue Code Section 1035 or a Contract whose funds were transferred via a trustee-to-trustee under the Internal Revenue Code, the Company will require the Contract Owner to replace the same total amount of money in the applicable Subaccounts as was taken from them to effect the transfer.

AUSA Life Insurance Company, Inc.
AUSA Life Insurance Company, Inc. is a life insurance company incorporated under New York law. It is principally engaged in offering life insurance and annuity contracts. First Providian Life & Health Insurance Company ("First Providian") merged into the Company in October 1998.

AUSA Life Insurance Company, Inc. Separate Account B
First Providian established the Separate Account under New York law. As part of First Providian's merger with the Company, the Separate Account was also merged into the Company and survived the merger intact. The Separate Account is a unit investment trust registered with the Securities and Exchange Commission. The Separate Account has thirteen Subaccounts, each of which invests solely in a corresponding Portfolio of the Fund.

Other topics
Additional information on the topics summarized above and on other topics not summarized here can be found at OTHER INFORMATION, page x.

              INQUIRIES AND CONTRACT AND POLICYHOLDER INFORMATION

For more information about the Vanguard Variable Annuity Plan Contract, call or write:
Vanguard Variable Annuity Center
P.O. Box 1103
Valley Forge, PA  19482-1103.

800-522-5555

If you have questions about your Contract, please telephone the Vanguard Variable Annuity Center at 800-258-4271. Please have ready the Contract number and the Contract Owner's name when you call. As Contract Owner, you will receive periodic statements confirming any transactions that take place as well as quarterly statements and an annual report.

FEE TABLE    The following Fee Table illustrates all expenses that you would incur as a Contract Owner. The expenses and fees shown are for the Fund's 1997 fiscal year. The expenses and fees for the Short-Term
             Corporate Portfolio, the Diversified Value Portfolio, Mid-Cap
             Index Portfolio, and the REIT Index Portfolio are estimates because the Portfolios had not commenced operations as of December
             29, 1998. The purpose of this Fee Table is to assist you in understanding the various costs and expenses that you would pay directly or indirectly as a purchaser of the Contract. The Fee
             Table reflects all expenses for both the Separate Account and the Fund. For a complete discussion of contract costs and expenses, see EXPENSES.

--------------------------------------------------------------------------------

                                                                     Separate
             Owner Transaction Expenses                               Account
             ------------------------------------------------------------------
             Sales Load Imposed on Purchases........................   None
             Surrender Fees.........................................   None
             Exchange Fees..........................................   None
             ------------------------------------------------------------------

             Annual Contract Maintenance Fee*.......................    $25

             * Applies to Contracts valued at less than $25,000 at the time of initial purchase and on the last Business Day of each calendar year.

                                                                     Separate
             Annual Separate Account Expenses                         Account
             ------------------------------------------------------------------
             Mortality and Expense Risk Charge**....................      .28%
             Administrative Expense Charge..........................      .10%
                                                                     ---------
               Total Annual Separate Account Expenses...............      .38%
                                                                     ========

             ** This charge is currently.28% of all assets when net assets attributable to the Separate Account (and Separate Account IV of Peoples Benefit Life Insurance Company) exceed $2.5 billion. This charge will be reduced to .27% of all assets when net assets attributable to the Separate Account (and Separate Account IV of Peoples Benefit Life Insurance Company) exceed $5 billion. See EXPENSES.

                                                          High-       High
Annual Fund Operating                       Money         Grade       Yield     Short-Term                Diversified     Equity
   Expenses during the fiscal               Market        Bond         Bond      Corporate     Balanced     Value         Income
   year ended September 30, 1997           Portfolio    Portfolio    Portfolio   Portfolio     Portfolio   Portfolio     Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
Management & Administrative
   Expenses .............................    .15%         .21%         .21%         .25%         .19%         .25%         .23%
Investment Advisory Fees ................    .02          .02          .06          .02          .10          .12          .10
12b-1 Distribution Fees .................    None         None         None         None         None         None         None
Other Expenses
   Distribution Costs ...................    .03          .02          .02          .02          .02          .02          .02
   Miscellaneous Expenses ...............    .01          .04          .02          .02          .01          .01          .02
                                             ---          ---          ---          ---          ---          ---          ---
Total Other Expenses ....................    .04          .06          .04          .04          .03          .03          .04
                                             ---          ---          ---          ---          ---          ---          ---
      Total Fund Operating
      Expenses ..........................    .21%         .29%         .31%         .31%         .32%         .40%         .37%
                                             ===          ===          ===          ===          ===          ===          ===

                                                         High-       High
                                             Money       Grade       Yield    Short-Term              Diversified   Equity
                                             Market      Bond        Bond      Corporate   Balanced      Value      Income
TOTAL EXPENSES                             Portfolio   Portfolio   Portfolio   Portfolio   Portfolio   Portfolio   Portfolio
----------------------------------------------------------------------------------------------------------------------------
Total Separate Account Expenses .........    .38%        .38%        .38%        .38%        .38%        .38%        .38%
Total Fund Operating Expenses ...........    .21         .29         .31         .31         .32         .40         .37
                                             ---         ---         ---         ---         ---         ---         ---
    Grand Total, Separate
       Account and Fund
       Operating Expenses ...............    .59%        .67%        .69%        .69%        .70%        .78%        .75%
                                             ===         ===         ===         ===         ===         ===         ===
====================================================================================================================================


                                                                                                     Small
Annual Fund Operating                         Equity                      Mid-Cap      REIT         Company
   Expenses during the fiscal                  Index        Growth         Index       Index         Growth     International
   year ended September 30, 1997             Portfolio     Portfolio     Portfolio    Portfolio     Portfolio     Portfolio
-----------------------------------------------------------------------------------------------------------------------------
Management & Administrative
   Expenses .............................      .20%          .20%          .22%          .26%          .23%          .22%
Investment Advisory Fees ................      .00           .15           .00           .01           .12           .16
12b-1 Distribution Fees .................      None          None          None          None          None          None
Other Expenses
   Distribution Costs ...................      .02           .02           .02           .02           .01           .02
   Miscellaneous Expenses ...............      .01           .01           .01           .02           .03           .06
                                               ---           ---           ---           ---           ---           ---
Total Other Expenses ....................      .03           .03           .03           .04           .04           .08
                                               ---           ---           ---           ---           ---           ---
       Total Fund Operating
       Expenses .........................      .23%          .38%          .25%          .31%          .39%          .46%
                                               ===           ===           ===           ===           ===           ===

                                                                                                   Small
                                              Equity                    Mid-Cap       REIT        Company
                                               Index       Growth        Index        Index        Growth   International

TOTAL EXPENSES                               Portfolio    Portfolio    Portfolio    Portfolio    Portfolio    Portfolio
------------------------------------------------------------------------------------------------------------------------
Total Separate Account Expenses ...........    .38%         .38%         .38%         .38%         .38%         .38%
Total Fund Operating Expenses .............    .23          .38          .25          .31          .39          .46
                                               ---          ---          ---          ---          ---          ---
       Grand Total, Separate
          Account and Fund
          Operating Expenses ..............    .61%         .76%         .63%         .69%         .77%         .84%
                                               ===          ===          ===          ===          ===          ===


Automated Quotes
The Vanguard Tele-Account Service provides access to Accumulation Unit Values (to two decimal places) and total returns for all Portfolios, and yield information for the Money Market, High-Grade Bond, High Yield Bond, and the Short-Term Corporate Portfolios of the Fund. Contract Owners may use this service for 24-hour access to

Portfolio information. To access the service you may call Tele-Account at 1-800-662-6273 (ON-BOARD) and follow the step-by-step instructions, or speak with a Vanguard associate at 1-800-522-5555 to request a brochure that explains how to use the service.

Vanguard's website also has Accumulation Unit Values (to two decimal places) for all Portfolios. This service can be accessed from www.vanguard.com by double-clicking on fund prices.

EXAMPLE

              The following example illustrates the expenses that you would incur on a $1,000 purchase payment over various periods, assuming
              (1) a 5% annual rate of return and (2) full surrender at the end of each period. The Contract imposes no surrender fees of any kind. Your expenses are identical whether you continue the Contract or withdraw the entire value of your Contract at the end of the applicable period as a lump sum or under one of the Contract's Annuity Payment Options.

                                              1 Year  3 Years  5 Years  10 Years
                                              ------  -------  -------  ------
              Money Market Portfolio........... $6     $19       $33      $75
              High-Grade Bond Portfolio........  7      22        38       85
              High Yield Bond Portfolio........  7      22        38       86
              Short-Term Corporate Portfolio...  7      22        38       86
              Balanced Portfolio...............  7      23        40       89
              Diversified Value Portfolio......  8      25        44       98
              Equity Income Portfolio..........  8      24        42       94
              Equity Index Portfolio...........  6      20        35       78
              Growth Portfolio.................  8      25        43       96
              Mid-Cap Index Portfolio..........  7      21        36       80
              REIT Index Portfolio.............  7      22        38       86
              Small Company Growth Portfolio...  8      25        43       97
              International Portfolio..........  9      27        47      105

              The Annual Contract Maintenance Fee is reflected in this example as a percentage equal to the total amount of fees collected during a year divided by the total average net assets of the Portfolios during the same year. The fee is assumed to remain the same in each year of the above periods. The fee is prorated to reflect only the remaining portion of the calendar year of purchase. Thereafter, the fee is deducted on the last business day of the year for the following year, on a pro rata basis, from each of the Portfolios you have chosen. For a complete discussion of Contract costs and expenses, see EXPENSES.

              You should not consider this example to be a representation of past or future expenses or performance. Actual expenses may be higher or lower than those shown, subject to the guarantees in the Contract.

CONDENSED FINANCIAL INFORMATION
Please note that the Appendix contains a history of accumulation unit values in a table labeled "Condensed Financial Information."

                             THE ANNUITY CONTRACT

The Vanguard Variable Annuity Plan Contract is a flexible-premium variable annuity offered by AUSA Life Insurance Company, Inc. (the "Company"). The Contract provides a means of investing on a tax-deferred basis in various portfolios (the "Portfolios") offered by Vanguard Variable Insurance Fund. You may purchase a Contract using after-tax dollars (a Non-Qualified Contract), or you may purchase a Qualified Contract by "rolling over" funds from another individual retirement annuity or from a qualified plan.

Who Should Invest
The Contract is intended for long-term investors who want tax-deferred accumulation of funds, generally for retirement but also for other long-term investment purposes. The tax-deferred feature of the Contract is most attractive to investors in high federal and state marginal tax brackets who have exhausted other avenues of tax deferral, such as pre-tax contributions to employer-sponsored retirement or savings plans.

About the Contract
The Vanguard Variable Annuity Plan Contract is a contract between you, the Contract Owner, and the Company, the issuer of the Contract.

The Contract provides benefits in two distinct phases:  accumulation and income.

Accumulation Phase
The Accumulation Phase starts when you purchase your Contract and ends immediately before the Annuity Date, when the Income Phase starts. During the Accumulation Phase, you choose to allocate your investment in the Contract among the thirteen available Portfolios. The Contract is a variable annuity because the value of your investment in the Portfolios can go up or down depending on the investment performance of the Portfolios you choose. The Contract is a flexible-premium annuity because you can make additional investments of at least $250 until the Income Phase begins. During this phase, you are generally not taxed on earnings from amounts invested unless you withdraw them.

Other benefits available during the Accumulation Phase include the ability to:

 .    Make exchanges among your Portfolio choices at no charge and without current tax consequences (page x)

 .    Withdraw all or part of your money with no surrender penalty charged by the
     Company, although you may incur income taxes and a 10% penalty tax (page x)

Income Phase
During the Income Phase, you receive regular annuity payments. The amount of these payments is based in part on the amount of money accumulated under your Contract (its Accumulated Value) and the Annuity Payment Option you select. The Annuity Payment Options are explained at ANNUITY PAYMENTS, page x.

At your election, payments can be either variable or fixed. If variable, the payments rise or fall depending on the investment performance of the Portfolios you choose. If fixed, the payment amounts are guaranteed.

Annuity payments are available in a wide variety of options, including payments over a specified period or for life (for either a single life or joint lives), with or without a guaranteed number of payments.

The Separate Account
When you purchase a Contract, your money is deposited into the Company's Separate Account B. The Separate Account contains a number of Subaccounts that invest exclusively in shares of the corresponding Portfolios. The investment performance of each Subaccount is linked directly to the investment performance of one of the Portfolios. Assets in the Separate Account belong to the Company but are accounted for separately from the Company's other assets and can be used only to satisfy its obligations to Contract Owners.

Vanguard Variable Insurance Fund
The Portfolios available for investment under the Contract are portfolios of Vanguard Variable Insurance Fund (the "Fund"), an open-end diversified investment company intended exclusively as an investment vehicle for variable annuity and variable life insurance contracts offered by insurance companies. The Fund is a member of The Vanguard Group of Investment Companies, a family of more than 30 investment companies with more than 100 distinct investment portfolios holding assets worth more than $400 billion. Through their jointly owned subsidiary, The Vanguard Group, Inc., Vanguard Variable Insurance Fund and the other funds in the group obtain at cost virtually all of their corporate management, administrative, shareholder accounting, and distribution services.

                               ANNUITY PAYMENTS

During the Income Phase, you receive regular annuity payments under a wide range of Annuity Payment Options.

Starting the Income Phase
As Contract Owner, you exercise control over when the Income Phase begins by specifying an Annuity Date on the Enrollment Form when you purchase the Contract. The Annuity Date is the date on which annuity payments begin and is always the first day of the month you specify. You may also change the Annuity Date at any time in writing, as long as the Annuitant or Joint Annuitant is living and the Company receives the request at least 30 days before the then-scheduled Annuity Date. Any Annuity Date you request must be at least 30 days from the day the Company receives written notice of it. The latest possible Annuity Date the Company will accept without prior approval is the first day of the month after the Annuitant's 90th birthday.

If you do not specify an Annuity Date, either on the Enrollment Form or by written request, Annuity Payments will begin on the first day of the month after ten full years from the date of your Contract or the first day of the month after the Annuitant's 65th birthday, whichever is later.

The Annuity Date for Qualified Contracts may also be controlled by endorsements, the plan, or applicable law.

Annuity Payment Options
The income you take from the Contract during the Income Phase can take several different forms, depending on your particular needs. Except for the Designated Period Annuity Option listed below, the Annuity Payment Options listed below are available on either a variable basis or a fixed basis.

If available on a variable basis, the Annuity Payment Options provide payments that, after the initial payment, will go up or down depending on the investment performance of the Portfolios you choose.

If available on a fixed basis, the Annuity Payment Options provide payments in an amount that does not change. If you choose a fixed Annuity Payment Option, the Company will move your investment out of the Portfolios and into the general account of the Company.

 .    Life Annuity - Monthly Annuity Payments are paid for the life of an
     Annuitant, ending with the last payment before the Annuitant dies.

 .    Joint and Last Survivor Annuity - Monthly Annuity Payments are paid for as long as at least one of two named Annuitants is living, ending with the last payment before the surviving Annuitant dies.

 .    Life Annuity With Period Certain - Monthly Annuity Payments are paid for as long as the Annuitant lives, with payments guaranteed to be made for a period of at least 10 years, 15 years, or 20 years, as elected. If the Annuitant dies before the period certain ends, the Company will make any remaining payments to the Beneficiary.

 .    Installment or Unit Refund Life Annuity - Available as either a fixed
     (Installment Refund) or variable (Unit Refund) Annuity Payment Option. Monthly Annuity Payments are paid for the life of an Annuitant, with a period certain determined by dividing the Accumulated Value by the first Annuity Payment. If the Annuitant dies before the period certain ends, the Company will make any remaining payments to the Beneficiary.

 .    Designated Period Annuity - Available only on a fixed basis. Monthly
     Annuity Payments are paid for a specified period, which may be from 10 to 30 years.

Calculating Annuity Payments
Fixed Annuity Payments. Each fixed Annuity Payment is guaranteed to be at least the amount shown in the Contract's Annuity Tables corresponding to the Annuity Payment Option selected.

Variable Annuity Payments. To calculate variable Annuity Payments, the Company determines the amount of the first variable Annuity Payment. The first variable Annuity Payment will equal the amount shown in the applicable Annuity Table in the Contract. This amount depends on the Accumulated Value of your Contract on the Annuity Date, the sex and age of the Annuitant (and Joint Annuitant where there is one), the Annuity Payment Option selected, and any applicable Premium Taxes. Subsequent variable Annuity Payments depend on the investment experience of the Portfolios chosen. If the actual net investment experience of the Portfolios chosen exactly equals the Assumed Interest Rate of 4%, then the variable Annuity Payments will not change in amount. If the actual net investment experience of the Portfolios chosen is greater than the Assumed Interest Rate of 4%, then the variable Annuity Payments will increase. On the other hand, they will decrease if the actual experience is lower. The Statement of Additional Information contains a more detailed description of the method of calculating variable Annuity Payments.

Impact of Annuitant's Age on Annuity Payments. For either fixed or variable Annuity Payments involving life income, the actual ages of the Annuitant and Joint Annuitant will affect the amount of each payment. Since payments based on the lives of older Annuitants and Joint Annuitants are expected to be fewer in number, the amount of each Annuity Payment will be greater.

Impact of Length of Payment Periods on Annuity Payments. The value of all payments, both fixed and variable, will be greater for shorter guaranteed periods than for longer guaranteed periods, and greater for single-life annuities than for joint and survivor annuities, because they are expected to be made for a shorter period.

            A Few Things to Keep in Mind Regarding Annuity Payments

 .    If an Annuity Payment Option is not selected, the Company will assume that you chose the Life Annuity With Period Certain option (with 10 years of payments guaranteed) on a variable basis.

 .    The minimum payment is $100. If during the Accumulation Phase your
     Accumulated Value falls below $2,000, the Company reserves the right to pay that amount to you in a lump sum.

 .    From time to time, the Company may require proof that the Annuitant, Joint
     Annuitant, or Contract Owner is living.

 .    If someone has assigned ownership of a Contract to you, or if a non-natural person (e.g., a corporation) owns a Contract, you may not start the Income Phase of the Contract without the Company's consent.

 .    At the time the Company calculates your fixed Annuity Payments, the Company may offer more favorable rates than those guaranteed in the Annuity Tables found in the Contract.

 .    Once Annuity Payments begin, you may not select a different Annuity Payment
     Option. Nor may you cancel an Annuity Payment Option after Annuity Payments have begun.

 .    If you have selected a variable Annuity Payment Option, you may change the
     Portfolios funding the variable Annuity Payments by written request. However, because excessive exchanges can potentially disrupt the management of the Portfolios and increase transaction costs, exchange activity is limited to two substantive "round trips" (at least 30 days apart) through the Portfolios (except the Money Market Portfolio) during any 12-month period. A "round trip" is a redemption from a Portfolio followed by a purchase back into the Portfolio. Also, "round trip" covers transactions accomplished by any combination of methods, including transactions conducted by check, wire, or exchange to or from another Vanguard fund. "Substantive" means either a dollar amount large enough to have a negative impact on the Portfolios or a series of movements between Portfolios.

 .    You may select an Annuity Payment Option and allocate a portion of the value of your Contract to a fixed version of that Annuity Payment Option and a portion to a variable version of that Annuity Payment Option (assuming the Annuity Payment Option is available on both a fixed and variable basis). You may not select more than one Annuity Payment Option.

 .    If you choose an Annuity Payment Option and the postal or other delivery service is unable to deliver checks to the Payee's address of record, no interest will accrue on amounts represented by uncashed Annuity Payment checks. It is the Payee's responsibility to keep the Company informed of the Payee's most current address of record.

                                   PURCHASE

Enrollment and Issuance of Contracts
Contract Issuance. To invest in the Vanguard Variable Annuity Plan Contract, you should send a completed Enrollment Form, a signed and completed Definition of Replacement form, and your Initial Purchase Payment to the Vanguard Variable Annuity Center. The Company will issue a Contract only if the Annuitant and Joint Annuitant are 75 years of age or less.

If the Enrollment Form and the Definition of Replacement Form are received in good order, the Company will issue the Contract and will credit the Initial Purchase Payment within two Business Days after receipt. A Business Day is any day that the New York Stock Exchange is open for trading.

If the Company cannot credit the Initial Purchase Payment because the Enrollment Form or the Definition of Replacement Form is incomplete, the Company will contact the applicant in writing, explain the reason for the delay, and refund the Initial Purchase Payment within five Business Days unless the applicant consents to the Company's retaining the Initial Purchase Payment and crediting it as soon as the necessary requirements are fulfilled.

In order to prevent lengthy processing delays caused by the clearing of foreign checks, the Company will accept only those foreign checks that are drawn in U.S. dollars and are issued by a foreign bank with a U.S. correspondent bank.

You may purchase a Qualified Contract only in connection with a "rollover" of funds from another qualified plan or individual retirement annuity. Qualified Contracts contain certain other restrictive provisions limiting the timing of payments to and distributions from the Qualified Contract. (See QUALIFIED INDIVIDUAL RETIREMENT ANNUITIES, page x.)

                              D E F I N I T I O N

                              Qualified Contract

When the term "Qualified Contract" is used in this prospectus we mean a Contract that qualifies as an individual retirement annuity under Section 408(b) of the Internal Revenue Code. There are other types of qualified annuity contracts defined under different Internal Revenue Code sections, but we are not referring to those in this prospectus.

Purchase Payments
A Purchase Payment is any amount you use to buy or add to the Contract. A Purchase Payment may be reduced by any applicable Premium Tax or an initial Annual Contract Maintenance Fee. In that case, the resulting amount is called a Net Purchase Payment.

            A Few Things to Keep in Mind Regarding Purchase Payments

 .    The minimum Initial Purchase Payment for a Contract is $5,000.

 .    The Company will not accept third-party checks for Purchase Payments.

 .    You may make additional Purchase Payments at any time during the
     Accumulation Phase and while the Annuitant or Joint Annuitant, if applicable, is living. Additional Purchase Payments must be at least $250.

 .    Additional Purchase Payments received before the close of the New York
     Stock Exchange (usually 4:00 p.m. Eastern time) are credited to the Contract's Accumulated Value as of the close of business that same day.

 .    The minimum amount that you can allocate to any one Portfolio is $1,000.

 .    The total of all Purchase Payments may not exceed $1,000,000 without prior approval from the Company.

The date on which the Initial Purchase Payment is credited to the Contract value is called the Contract Date.

                               D E F I N I T I O N

                                   Premium Tax

A Premium Tax is a regulatory tax some states assess on the Purchase Payments made into a Contract. If the Company should have to pay any Premium Tax, it will be deducted from each Purchase Payment or from the Accumulated Value as the Company incurs the tax. Currently, New York does not impose a Premium Tax.

Purchasing by Wire
Money should be wired to:  FIRST UNION NATIONAL BANK
                           ABA 031201467
                           DEPOSIT ACCOUNT NUMBER 2014126522964
                           AUSA LIFE INSURANCE COMPANY, INC. and
                           THE VANGUARD GROUP, INC.
                           [YOUR CONTRACT  NUMBER]
                           [YOUR CONTRACT REGISTRATION]

Please call: 1-800-258-4271
before wiring

Please be sure your bank includes your Contract number to assure proper receipt.

If you would like to wire your Initial Purchase Payment, you should complete the Vanguard Variable Annuity Plan Enrollment Form and mail it along with your signed and completed Definition of Replacement form to the Vanguard Variable Annuity Center, P.O. Box 1103, Valley Forge, PA 19482-1103, prior to completing wire arrangements.

Note that the Company will accept Federal Funds wire purchase orders only when the New York Stock Exchange and Custodian Bank are open for business.

Annuity ExpressTM
The Annuity Express service allows you to make additional Purchase Payments by transferring funds automatically from your checking or statement savings account (not passbook savings account) to one or more Portfolios on a monthly, quarterly, semi-annual, or annual basis. You may add to existing Portfolios provided you have a minimum balance of $1,000. The minimum automatic purchase is $50; the maximum is $100,000.

Section 1035 Exchanges
Under Section 1035 of the Internal Revenue Code, you may exchange the assets of an existing annuity contract or life insurance or endowment policy to the Vanguard Variable Annuity Plan Contract without any current tax consequences. To make a "1035 Exchange" complete a 1035 Exchange form and mail it along with your signed and completed Enrollment Form, Definition of Replacement form, Important Notice Regarding Replacement or Change of Life Insurance Policies or Annuity Contracts and your current contract, to the Vanguard Variable Annuity Center.

To accommodate owners of Vanguard Variable Annuity Plan Contracts, under certain conditions the Company will allow for the consolidation of two or more Vanguard Variable Annuity Plan Contracts into one Contract. In order to provide Contract Owners with consolidated account reporting the Company will accept these exchanges on a case-by-case basis. If applicable, you will be responsible for only one Annual Contract Maintenance Fee. Under no circumstances will the Company allow the exchange of an existing Vanguard Variable Annuity Plan Contract for an identical new Vanguard Variable Annuity Plan Contract.

Because special rules and procedures apply to 1035 Exchanges, particularly if the Contract being exchanged was issued prior to August 14, 1982, you should consult a tax adviser before making a 1035 Exchange.

Please note that any outstanding loans you may have on a contract you wish to exchange may create a current tax consequence. For this reason we encourage you to settle any outstanding loans with your current insurance company before initiating a 1035 Exchange into a Vanguard Variable Annuity Plan Contract.

Allocation of Purchase Payments
You specify on the Enrollment Form what portion of your Purchase Payments you want to be allocated among which Portfolios. You may allocate your Purchase Payments to one or more Portfolios. All allocations you make must be in whole-number percentages and must be at least 10% of your Contract's Accumulated Value and $1,000. Your initial Net Purchase Payment will be immediately allocated among the Portfolios in the percentages you specified on your Enrollment Form without waiting for the Free Look Period to pass.

Should your investment goals change, you may change the allocation percentages for additional Net Purchase Payments by sending written notice to the Vanguard Variable Annuity Center. The change will take effect on the date the Company receives your written notice.

                         WHAT'S MY CONTRACT WORTH TODAY?

                                Accumulated Value

The Accumulated Value of your Contract is the value of all amounts accumulated under the Contract during the Accumulation Phase (similar to the current market value of a mutual fund account). When the Contract is opened, the Accumulated Value is equal to your initial Net Purchase Payment. On any Business Day thereafter, the Accumulated Value equals the Accumulated Value from the previous Business Day, plus -

 .    any additional Net Purchase Payments credited
 .    any increase in the Accumulated Value due to investment results of the
     Portfolio(s) you selected

minus -

 .    any decrease in the Accumulated Value due to investment results of the
     Portfolio(s) you selected
 .    the daily Mortality and Expense Risk Charge
 .    the daily Administrative Expense Charge
 .    the Annual Contract Maintenance Fee, if applicable
 .    any withdrawals
 .    any Premium Taxes that occur during the Valuation Period.

The Valuation Period is any period between two successive Business Days beginning at the close of business of the first Business Day and ending at the close of business of the next Business Day.

You should expect the Accumulated Value of your Contract to change from Valuation Period to Valuation Period, reflecting the investment experience of the Portfolios you have selected as well as the daily deduction of charges.

An Accumulation Unit is a measure of your ownership interest in the Contract during the Accumulation Phase. When you allocate your Net Purchase Payments to a selected Portfolio, the Company will credit a certain number of Accumulation Units to your Contract. The Company determines the number of Accumulation Units it credits by dividing the dollar amount you have allocated to a Portfolio by the Accumulation Unit Value for that Portfolio as of the end of the Valuation Period in which the payment is received. Each Portfolio has its own Accumulation Unit Value (similar to the share price (net asset value) of a mutual fund). The Accumulation Unit Value varies each Valuation Period with the net rate of return of the Portfolio. The net rate of return reflects the performance of the Portfolio for the Valuation Period and is net of asset charges to the Portfolio. Per Portfolio, the Accumulated Value equals the number of Accumulation Units multiplied by the Accumulation Unit Value for that Portfolio.

All dividends and capital gains earned will be reinvested and reflected in the Accumulation Unit Value. Only in this way can these earnings remain tax-deferred.

                               INVESTMENT OPTIONS

Vanguard Variable Insurance Fund
The Vanguard Variable Annuity Plan Contract offers you a means of investing in thirteen Portfolios of Vanguard Variable Insurance Fund. A brief description of each Portfolio is given below. For more detailed information regarding the Portfolios, you should read the prospectus for Vanguard Variable Insurance Fund that accompanies the Contract prospectus.

The Fund offers the following types of portfolios - a money market portfolio, a high-grade bond portfolio, a high yield bond portfolio, a short-term corporate portfolio, a balanced portfolio, a diversified value portfolio, an equity income portfolio, an equity index portfolio, a growth portfolio, a mid-cap index portfolio, a REIT index portfolio, a small company growth portfolio, and an international portfolio - each with distinct investment objectives and policies.


 .    The Money Market Portfolio seeks to provide current income consistent with the preservation of capital and liquidity. The Portfolio also seeks to maintain a stable net asset value of $1.00 per share. The Portfolio invests primarily in high-quality money market instruments issued by financial institutions, non-financial corporations, the U.S. government, state and municipal governments and their agencies or instrumentalities, as well as repurchase agreements collateralized by such securities. The Portfolio also invests in Eurodollar obligations (dollar-denominated obligations issued outside the U.S. by foreign banks or foreign branches of domestic banks) and Yankee obligations (dollar-denominated obligations issued in the U.S. by foreign banks). An investment in the Portfolio is not insured or guaranteed by the FDIC or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio. Vanguard's Fixed Income Group serves as this Portfolio's investment adviser.

 .    The High-Grade Bond Portfolio seeks to parallel the investment results of the Lehman Brothers Aggregate Bond Index. The Portfolio invests primarily in a diversified portfolio of U.S. government and corporate bonds and mortgage-backed securities. Vanguard's Fixed Income Group serves as this Portfolio's investment adviser.

 .    The High Yield Bond Portfolio seeks to provide a high level of current income by investing in lower-rated debt securities, which may be regarded as having speculative characteristics and are commonly referred to as "junk bonds." Under normal circumstances, at least 80% of the Portfolio's assets will be invested in high-yield corporate debt obligations rated at least B by Moody's Investors Service, Inc. or Standard & Poor's Corporation or, if unrated, of comparable quality as determined by the Portfolio's adviser, Wellington Management Company.

 .    The Short-Term Corporate Portfolio seeks to provide a high level of income by investing primarily in high-quality, short-term bonds issued by corporations. Vanguard's Fixed Income Group serves as this Portfolio's investment adviser.

 .    The Balanced Portfolio seeks the conservation of principal, a reasonable income return, and profits without undue risk. The Portfolio invests in a diversified portfolio of common stocks and bonds, with common stocks expected to represent 60% to 70% of the Portfolio's total assets and bonds to represent 30% to 40%. Wellington Management Company serves as this Portfolio's investment adviser.

 .    The Diversified Value Portfolio seeks to provide long-term growth of capital and a moderate level of dividend income by investing primarily in common stocks of large and medium-sized companies whose stocks the adviser considers to be undervalued and out of favor with investors. Such "value" stocks typically have above-average dividend yields and/or below-average prices in relation to such financial measures as earnings, book value, and cash flow. Barrow, Hanley, Mewhinney & Strauss, Inc. serves as this Portfolio's investment adviser.

 .    The Equity Income Portfolio seeks to provide a high level of current income by investing principally in dividend-paying equity securities. Newell Associates serves as this Portfolio's investment adviser.

 .    The Equity Index Portfolio seeks to provide long-term growth of capital by matching the performance of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"), which contains the stocks of 500 of the largest domestic companies. Vanguard's Core Management Group serves as this Portfolio's investment adviser.

 .    The Growth Portfolio seeks to provide long-term capital appreciation. The
     Portfolio invests primarily in equity securities of seasoned U.S. companies with above-average prospects for growth. Lincoln Capital Management Company serves as this Portfolio's investment adviser.

 .    The Mid-Cap Index Portfolio seeks to provide long-term growth of capital by matching the performance of the Standard & Poor's MidCap 400 Index ("S&P MidCap 400"), which is made up of stocks of medium-sized companies. Vanguard's Core Management Group serves as this Portfolio's investment adviser.

 .    The REIT Index Portfolio seeks to provide a high level of income and moderate long-term growth of capital by investing in stocks of real estate investment trusts ("REITs"), which own office buildings, hotels, shopping centers, and other properties. The Portfolio seeks to match the performance of the Morgan Stanley REIT Index, a benchmark of U.S. property trusts. Vanguard's Core Management Group serves as this Portfolio's investment adviser.

 .    The Small Company Growth Portfolio seeks to provide long-term growth in capital by investing primarily in equity securities of small companies deemed to have favorable prospects for growth. These securities are primarily common stocks but may also include securities convertible into common stock. Granahan Investment Management serves as this Portfolio's investment adviser.

 .    The International Portfolio seeks to provide long-term capital appreciation. The Portfolio invests primarily in equity securities of companies based outside the United States. Schroder Capital Management International, Inc. serves as this Portfolio's investment adviser.

There is no assurance that a Portfolio will achieve its stated objective.

Additional information regarding the investment objectives and policies of the Portfolios and the investment advisory services can be found in the current Fund prospectus accompanying this prospectus.

Exchanges Among the Portfolios
Should your investment goals change, you may exchange money among the Portfolios of the Fund at no cost, subject to the following conditions:

 .    You may make requests for exchanges in writing. The Company will process requests it receives prior to the close of the New York Stock Exchange (generally 4:00 p.m. Eastern time) at the close of business that same day. Requests received after the close of the New York Stock Exchange are processed the next Business Day.

 .    The minimum amount you may exchange from a Portfolio is $250 (unless the
     Accumulated Value in a Portfolio is less than $250).

 .    The $1,000 minimum balance requirement per Portfolio must be satisfied at all times.

 .    The Company does not charge a fee for exchanges among the Portfolios.

                L I M I T A T I O N S   O N   E X C H A N G E S

Because excessive exchanges can disrupt management of the Fund and increase the Fund's costs for all Contract Owners, the Fund limits exchanges as follows:

 .    You may make no more than two substantive "round trips" through a Portfolio
     (not including the Money Market Portfolio) during any 12-month period.

 .    Your round trips through a Portfolio must be at least 30 days apart.

 .    The Fund and the Company may refuse an exchange at any time, for any reason.

 .    The Company may revoke a Contract Owner's telephone exchange privilege at any time, for any reason.

A "round trip" is a redemption from a Portfolio followed by a purchase back into the Portfolio. Also, "round trip" covers transactions accomplished by any combination of methods, including transactions conducted by check, wire, or exchange to or from another Vanguard fund.

"Substantive" means a dollar amount that The Vanguard Group, Inc. determines, in its sole discretion, could adversely affect management of the Fund.


Automatic Exchange Service
With the Automatic Exchange Service you can move money automatically among the Portfolios of the Fund. You can exchange fixed dollar amounts or percentages of your Portfolio balance into the other Portfolios offered under the Contract on either a monthly, quarterly, semiannual, or annual basis (provided the $1,000 minimum balance requirement has been met in the Portfolios to which you are moving money).

The minimum amount you may exchange is $250.


                         A  C L O S E R  L O O K  A T

                             Dollar-Cost Averaging

Using the Automatic Exchange Service, you can establish exchanges at regular intervals in a plan of investing often referred to as "dollar-cost averaging," moving money, for example, from the Money Market Portfolio into a stock or bond Portfolio. The main objective of Dollar-Cost Averaging is to shield your investment from short-term price fluctuations. Since the same dollar amount is transferred to other Portfolios each month, more Accumulation Units are credited to a Portfolio if the value per Accumulation Unit is low, while fewer Accumulation Units are credited if the value per Accumulation Unit is high. Therefore, it is possible to achieve a lower average cost per Accumulation Unit over the long term if the Accumulation Unit Value declines over that period. This plan of investing allows investors to take advantage of market fluctuations but does not assure a profit or protect against a loss in declining markets.

To take advantage of the Automatic Exchange Service, complete a Vanguard Variable Annuity Plan Automatic Exchange Service Application Form or send a letter of instruction to the Vanguard Variable Annuity Center.

You may change the amount to be transferred or cancel this service in writing at any time. This service cannot be used to establish a new Portfolio, and will not go into effect until the Free Look period has expired.

                                    EXPENSES


                         A  C L O S E R  L O O K  A T

                  The Costs of Investing in a Variable Annuity

Costs are an important consideration in choosing a variable annuity. That's because you, as a contract owner, pay the costs of operating underlying mutual funds, plus any transaction costs associated with the fund's buying and selling of securities, as well as the costs associated with the annuity contract itself. These combined costs can have a significant effect on the investment performance of the annuity contract. Even seemingly small differences in mutual fund and annuity contract expenses can, over time, have a dramatic effect on performance.

The projected expenses for the Vanguard Variable Annuity Plan Contract are substantially below the costs of other variable annuity contracts. For example, on a $25,000 Contract the average expense ratio of other variable annuity contracts was 2.09% as of December 31, 1997, compared to .71% for the Vanguard Variable Annuity Plan Contract. (Source for competitors' data: Morningstar Performance Report, January 1998.)

             S U M M A R Y  O F  C O S T S  O F  I N V E S T I N G
          I N  T H E  V A N G U A R D  V A R I A B L E  A N N U I T Y
                           P L A N  C O N T R A C T

 .    No sales load
 .    No charge to make full or partial withdrawals
 .    No fee to exchange money among the Portfolios
 .    $25 Annual Contract Maintenance Fee on Contracts valued at less than
     $25,000
 .    Annual Mortality and Expense Risk Charge: .28%
 .    Annual Administrative Expense Charge: .10%
 .    Fees and expenses paid by the Portfolios which ranged from .21% to .46% in the fiscal year ending September 30, 1997

A fuller explanation of the expenses you would pay under the Contract follows.

Mortality and Expense Risk Charge
The Company charges a fee as compensation for bearing certain mortality and expense risks under the Contract. The annual charge is assessed daily based on the combined net assets of the Separate Account and Separate Account IV of Peoples Benefit Life Insurance Company in the Fund, according to the following schedule:

                                                          Rate For
      Net Assets                                          All Assets
      ---------------------------------------------       ----------
      Up to $2.5 billion                                  .30%
      Over $2.5 billion and up to $5 billion              .28%
      Over $5 billion                                     .27%

The charge is currently .28%.

The mortality and expense risk rates described above cannot be increased. If the charge is more than sufficient to cover actual costs or assumed risks, any excess will be added to the Company's surplus. If the charges collected under the Contract are not enough to cover actual costs or assumed risks, then the Company will bear the loss.

                         A  C L O S E R  L O O K  A T

                     The Mortality and Expense Risk Charge

The Company assumes mortality risk in two ways. First, where Contract Owners elect an Annuity Payment Option under which the Company guarantees a number of payments over a life or joint lives, the Company assumes the risk of making monthly annuity payments regardless of how long all Annuitants may live. Second, the Company assumes mortality risk in guaranteeing a minimum Death Benefit in the event the Annuitant dies during the Accumulation Phase.

The expense risk the Company assumes is that the charge for administrative expenses, which are guaranteed not to increase beyond the rates shown for the life of the Contract, may not be great enough to cover the actual costs of issuing and administering the Contract.


Administrative Expense Charge
The Company assesses each Contract an annual Administrative Expense Charge to cover the cost of issuing and administering each Contract and of maintaining the Separate Account. The Administrative Expense Charge is assessed daily at a rate equal to .10% annually of the net asset value of the Separate.

Annual Contract Maintenance Fee
In certain situations, the Company charges an Annual Contract Maintenance Fee of $25. The fee is to reimburse the Company for the costs it expects over the life of the Contract for maintaining each Contract and the Separate Account.

The Company charges the fee if -

 .    Your Initial Purchase Payment is less than $25,000. In that case, your
     Initial Purchase Payment is reduced by a pro rated amount of the $25 fee to reflect the remaining portion of the calendar year of purchase.
 .    The Accumulated Value of your Contract is less than $25,000 on the last
     Business Day of any year. In that case, the fee will be deducted on the last Business Day of the year for the following year.

The fee is deducted proportionately from each of the Portfolios you have selected.

Fund Operating Expenses
The value of the assets in the Separate Account will reflect the fees and expenses paid by Vanguard Variable Insurance Fund. A complete description of these expenses is found in the "Fee Table" section of this prospectus and in the "Management of the Fund" section of the Fund's Statement of Additional Information.

                                      TAXES

INTRODUCTION
The following discussion of annuity taxation is general in nature and is based on the Company's understanding of the treatment of annuity contracts under current federal income tax law, particularly Section 72 of the Internal Revenue Code and various Treasury Regulations and Internal Revenue Service interpretations dealing with Section 72. The discussion does not touch upon state or local taxes. It is not tax advice. You should consult with a qualified tax adviser about your particular situation to ensure that your purchase of a Contract results in the tax treatment you desire. Additional discussion of tax matters is included in the Statement of Additional Information.

TAXATION OF ANNUITIES IN GENERAL
Tax Deferral
Special rules in the Internal Revenue Code for annuity taxation exist today. In general, those rules provide that you are not currently taxed on increases in value under a Contract until you take some form of withdrawal or distribution from it. However, it is important to note that, under certain circumstances, you might not get the advantage of tax deferral, meaning that the increase in value would be subject to current federal income tax. (See "Annuity Contracts Owned by Non-Natural Persons," page x, and "Diversification Standards," page x.)

                         A  C L O S E R  L O O K  A T

                                  Tax Deferral

Tax deferral means no current tax on earnings in your Contract. The amount you would have paid in income taxes can be left in the Contract and earn money for you.

One tradeoff of tax deferral is that there are certain restrictions on your ability to access your money, including penalty taxes for early withdrawals. This is one reason why a variable annuity is intended as a long-term investment.

Another tradeoff is that, when funds are withdrawn, they are taxed at ordinary income rates instead of capital gains rates, which apply to certain other sorts of investments.

Taxation of Full and Partial Withdrawals
If you make a full or partial withdrawal (including a Systematic Withdrawal) from a Non-Qualified Contract during the Accumulation Phase, you as Contract Owner will be taxed at ordinary income rates on earnings you withdraw at that time. For purposes of this rule, withdrawals are taken first from earnings on the Contract and then from the money you invested in the Contract. This "investment in the contract" can generally be described as the cost of the Contract, and it generally includes all Purchase Payments minus any amounts you have already received under the Contract that represented the return of invested money. Also for purposes of this rule, a pledge or assignment of a Contract is treated as a partial withdrawal from a Contract. (If you are contemplating using your Contract as collateral for a loan, you may be asked to pledge or assign it.)

Taxation of Annuity Payments
When you take Annuity Payments in the Income Phase of a Non-Qualified Contract, for tax purposes each payment is deemed to return to you a portion of your investment in the Contract. Since with a Non-Qualified Contract you have already paid taxes on those amounts (the Contract was funded with after-tax dollars), you will not be taxed again on your investment - only on your earnings.

For fixed Annuity Payments from a Non-Qualified Contract, in general, the Company calculates the taxable portion of each payment using a formula known as the "exclusion ratio." This formula establishes the ratio that the investment in the Contract bears to the total expected amount of Annuity Payments for the term of the Contract. The Company then applies that ratio to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxable at ordinary income tax rates.

For variable Annuity Payments from a Non-Qualified Contract, in general, the Company calculates the taxable portion of each payment using a formula that establishes a specific dollar amount of each payment that is not taxed. To find the dollar amount, the Company divides the investment in the Contract by the total number of expected periodic payments. The remaining portion of each payment is taxable at ordinary income tax rates.

Once your investment in the Contract has been returned, the balance of the Annuity Payments represent earnings only and therefore are fully taxable.

Taxation of Withdrawals and Distributions From Qualified Contracts
Generally, the entire amount distributed from a Qualified Contract is taxable to the Contract Owner. In the case of Qualified Contracts with after-tax contributions, you may exclude the portion of each withdrawal or Annuity Payment constituting a return of after-tax contributions. Once all of your after-tax contributions have been returned to you on a non-taxable basis, subsequent withdrawals or annuity payments are fully taxable as ordinary income. Since the Company has no knowledge of the amount of after-tax contributions you have made, you will need to make this computation in the preparation of your federal income tax return.

Tax Withholding
Federal tax law requires that the Company withhold federal income taxes on all distributions unless the recipient elects not to have any amounts withheld and properly notifies the Company of that election. In certain situations, the Company will withhold taxes on distributions to non-resident aliens at a flat 30% rate unless an exemption from withholding applies under an applicable tax treaty.

Penalty Taxes on Certain Early Withdrawals
The Internal Revenue Code provides for a penalty tax in connection with certain withdrawals or distributions that are includible in income. The penalty amount is 10% of the amount includible in income that is received under an annuity. However, there are exceptions to the penalty tax. For instance, it does not apply to withdrawals: (i) made after the taxpayer reaches age 59 1/2; (ii) made on or after the death of the Contract Owner or, where the Contract Owner is not an individual, on or after the death of the primary Annuitant (who is defined as the individual the events in whose life are of primary importance in affecting the timing and payment under the Contracts);
(iii) attributable to the disability of the taxpayer which occurred after the purchase of the Contract (as defined in the Internal Revenue Code); (iv) that are part of a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer, or joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (v) from a Qualified Contract (note, however, that other penalties may apply); (vi) under an immediate annuity contract (as defined in the Internal Revenue Code); (vii) that can be traced to an investment in the Contract prior to August 14, 1982; or
(viii) under a Contract that an employer purchases on termination of certain types of qualified plans and that the employer holds until the employee separates from service.

If the penalty tax does not apply to a withdrawal as a result of the application of item (iv) above, and the series of payments is subsequently modified (for some reason other than death or disability), the tax for the year in which the modification occurs will be increased by an amount (as determined under Treasury Regulations) equal to the penalty tax that would have been imposed but for item
(iv) above, plus interest for the deferral period. The foregoing rule applies if the modification takes place (a) before the close of the period that is five years from the date of the first payment and after the taxpayer attains age 591/2, or (b) before the taxpayer reaches age 591/2.

For Qualified Contracts, other tax penalties may apply to certain distributions as well as to certain contributions and other transactions.

The penalty tax may not apply to distributions from Qualified Contracts issued under Section 408(b) of the Internal Revenue Code that you use to pay qualified higher education expenses or the acquisition costs (up to $10,000) involved in the purchase of a principal residence by a first-time homebuyer.

ANNUITY CONTRACTS OWNED BY NON-NATURAL PERSONS
Where a non-natural person (for example, a corporation) holds a Contract, that Contract is generally not treated as an annuity contract for federal income tax purposes, and the income on that Contract (generally the increase in the net Accumulated Value less the payments) is considered taxable income each year. This rule does not apply where the non-natural person is only a nominal owner such as a trust or other entity acting as an agent for a natural person. The rule also does not apply where the estate of a decedent acquires a Contract, where an employer purchases a Contract on behalf of an employee upon termination of a qualified plan, or to an immediate annuity (as defined in the Internal Revenue Code).

MULTIPLE-CONTRACTS RULE
All non-qualified annuity contracts issued by the same company (or affiliate) to the same Contract Owner during any calendar year are to be aggregated and treated as one contract for purposes of determining the amount includible in the taxpayer's gross income. Thus, any amount received under any Contract prior to the Contract's Annuity Date, such as a partial withdrawal, will be taxable (and possibly subject to the 10% federal penalty tax) to the extent of the combined income in all such contracts. The Treasury Department has specific authority to issue regulations that prevent the avoidance of the multiple-contracts rules through the serial purchase of annuity contracts or otherwise. In addition, there may be other situations in which the Treasury Department may conclude that it would be appropriate to aggregate two or more Contracts purchased by the same Contract Owner. Accordingly, a Contract Owner should consult a tax adviser before purchasing more than one Contract or other annuity contracts. (The aggregation rules do not apply to immediate annuities (as defined in the Internal Revenue Code).)

TRANSFERS OF ANNUITY CONTRACTS
Any transfer of a Non-Qualified Contract during the Accumulation Phase for less than full and adequate consideration will generally trigger income tax (and possibly the 10% federal penalty tax) on the gain in the Contract to the Contract Owner at the time of such transfer. The transferee's investment in the Contract will be increased by any amount included in the Contract Owner's income. This provision, however, does not apply to transfers between spouses or former spouses incident to a divorce that are governed by Internal Revenue Code
Section 1041(a).

ASSIGNMENTS OF ANNUITY CONTRACTS
A transfer of ownership in a Contract, a collateral assignment, or the designation of an Annuitant or other beneficiary who is not also the Contract Owner may result in tax consequences to the Contract Owner, Annuitant, or beneficiary that this prospectus does not discuss. A Contract Owner considering such a transfer or assignment of a Contract should contact a tax adviser about the potential tax effects of such a transaction.

DIVERSIFICATION STANDARDS
To comply with certain regulations under Internal Revenue Code Section 817(h), after a start-up period, each Subaccount of the Separate Account will be required to diversify its investments in accordance with certain diversification standards. A "look-through" rule applies that suggests that each Subaccount of the Separate Account will be tested for compliance with the diversification standards by looking through to the assets of the Portfolios in which each Subaccount invests.

In connection with the issuance of temporary diversification regulations in 1986, the Treasury Department announced that such regulations did not provide guidance on the extent to which Contract Owners may direct their investments to particular subaccounts of a separate account. It is possible that regulations or revenue rulings may be issued in this area at some time in the future. It is not clear, at this time, what these regulations or rulings would provide. It is possible that when the regulations or rulings are issued, the Contract may need to be modified in order to remain in compliance. For these reasons, the Company reserves the right to modify the Contract, as necessary, to maintain the tax-deferred status of the Contract.

We intend to comply with the diversification regulations to assure that the Contract continues to be treated as an annuity contract for federal income tax purposes.

QUALIFIED INDIVIDUAL RETIREMENT ANNUITIES
Generally, you may purchase Qualified Contracts only in connection with a "rollover" of funds from another individual retirement annuity (IRA) or qualified plan. Qualified Contracts must contain special provisions and are subject to limitations on contributions and the timing of when distributions can and must be made. Tax penalties may apply to contributions greater than specified limits, loans, reassignments, distributions that do not meet specified requirements, or in other circumstances. Anyone desiring to purchase a Qualified Contract should consult a personal tax adviser.

                              ACCESS TO YOUR MONEY

The value of your Contract can be accessed during the Accumulation Phase -

 .    by making a full or partial withdrawal
 .    by electing an Annuity Payment Option
 .    by your Beneficiary in the form of a Death Benefit

Full and Partial Withdrawals. You may withdraw all or part of your money at any time during the Accumulation Phase of your Contract without a Company charge, provided the Annuitant or Joint Annuitant is still living. All partial withdrawals must be for at least $250.

On the date the Company receives your request for a full withdrawal, the amount payable is the Accumulated Value.

--------------------------------------------------------------------------------
Because you assume the investment risk under the Contract, the total amount paid upon a full withdrawal of the Contract may be more or less than the total Purchase Payments made (taking prior withdrawals into account).
--------------------------------------------------------------------------------

To make a withdrawal, send your written request to the Vanguard Variable Annuity Center. Your written request should include your Contract number, Social Security number, the amount you wish to withdraw, how you want that amount allocated among the various Portfolios, the signature of all Contract Owners, and your federal tax withholding election.

Systematic Withdrawals. You may elect to have a specified dollar amount or a percentage of the balance withdrawn from your Contract's Accumulated Value on a monthly, quarterly, semiannual, or annual basis. The Company requires that you maintain a minimum Contract balance of $10,000, and a minimum Portfolio balance of $1,000 in order to establish the systematic withdrawal program for your Contract. The minimum amount for each Systematic Withdrawal is $250.

You may elect this option by completing the Vanguard Variable Annuity Plan Systematic Withdrawal Program Application Form. The Form must be signed by all Contract Owners and must be signature-guaranteed if you are directing the withdrawal payments to an address other than the Contract address.

The Company must receive your Form at least 30 days before the date you want systematic withdrawals to begin. The Company will process each Systematic Withdrawal on the date and at the frequency you specified in your Systematic Withdrawal Program Application Form.

You may change the amount to be withdrawn and the percentage or the frequency of distributions by telephone. Any other changes you make, including a change in the destination of the check or your election to cancel this option, must be made in writing, and should include signatures of all Contract Owners.

Minimum Balance Requirements
The minimum required balance in any Portfolio is $1,000. If an exchange or withdrawal would reduce the balance in a Portfolio to less than $1,000, the Company will transfer the remaining balance to the other Portfolios under the Contract on a pro rata basis. If the entire value of the Contract falls below $1,000, and if you have not made a Purchase Payment within three years, the Company may notify you that the Accumulated Value of your Contract is below the minimum balance requirement. In that case, you will be given 60 days to make an Additional Purchase Payment before your Contract is liquidated. The Company would then promptly pay proceeds to the Contract Owner. The proceeds would be taxed as a withdrawal from the Contract. Full withdrawal will result in an automatic termination of the Contract.

Payment of Full or Partial Withdrawal Proceeds
The Company will pay cash withdrawals within seven days after receipt of your written request for withdrawal except in one of the following situations, in which the Company may delay the payment beyond seven days:

 .    the New York Stock Exchange is closed on a day that is not a weekend or a holiday, or trading on the New York Stock Exchange is otherwise restricted
 .    an emergency exists as defined by the Securities and Exchange Commission
     (the "SEC"), or the SEC requires that trading be restricted
 .    the SEC permits a delay for your protection as a Contract Owner
 .    the payment is derived from premiums paid by check, in which case the
     Company may delay payment until the check has cleared your bank

--------------------------------------------------------------------------------
                             Taxation of Withdrawals

For important information on the tax consequences of withdrawals, see "Taxation of Full and Partial Withdrawals," page x, and "Penalty Taxes on Certain Early Withdrawals," page x.
--------------------------------------------------------------------------------

Tax Withholding on Withdrawals
If you do not provide the Company with a written request not to have federal income taxes withheld when you request a full or partial withdrawal, federal tax law requires the Company to withhold federal income taxes from the taxable portion of any withdrawal and send that amount to the federal government.

                                   PERFORMANCE

Standardized Performance
From time to time, the Company may advertise the yield and total return investment performance of a Portfolio for various periods, including quarter-to-date, year-to-date, one-year, five-year, and since inception. The Company will calculate advertised yields and total returns according to standardized methods prescribed by the SEC, so that all charges and expenses attributable to the Contract will be included. Including these fees has the effect of decreasing the advertised performance of a Portfolio, so that a Portfolio's investment performance will not be directly comparable to that of an ordinary mutual fund.

Non-Standardized Performance
The Company may also advertise total return or other performance data in non-standardized formats that do not reflect the Annual Contract Maintenance Fee.

Not Indications of Future Performance
The performance measures discussed above are not intended to indicate or predict future performance.

Statement of Additional Information
Please refer to the Statement of Additional Information for a description of the method used to calculate a Portfolio's yield and total return and a list of the indexes and other benchmarks used in evaluating a Portfolio's performance.

                                  DEATH BENEFIT

In General
If the Annuitant dies during the Accumulation Phase, the Beneficiary will receive the Death Benefit. The Death Benefit is either the then-current Accumulated Value of the Contract or the sum of all Purchase Payments (minus any partial withdrawals and any applicable Premium Taxes) - whichever is greater. The Beneficiary may elect to receive these amounts as a lump sum or as Annuity Payments.

Federal tax law requires that if a Contract Owner is a natural person and dies before the Annuity Date, then the entire value of the Contract must be distributed within five years of the date of death of the Contract Owner. If the Contract Owner is not a natural person, the death of the Primary Annuitant triggers the same distribution requirement. Special rules may apply to a surviving spouse.

Death of the Annuitant During the Accumulation Phase
If the Annuitant dies during the Accumulation Phase, the Beneficiary will be entitled to the Death Benefit. When it receives Due Proof of Death of the Annuitant, the Company will calculate the Death Benefit. The Beneficiary can choose to receive the amount payable in a lump-sum cash benefit or under one of the Annuity Payment Options. The Contract Owner can choose an Annuity Payment Option for the Beneficiary before the Annuitant's death. However, if the Contract Owner does not make such a choice and the Company has not already paid a cash benefit, the Beneficiary may choose a payment option after the Annuitant's death.

Paid as a lump sum, the Death Benefit is the greater of:

     (1)  the Accumulated Value on the date we receive Due Proof of Death; or

     (2) the amount of all Purchase Payments made to date minus the amount of all partial withdrawals and Premium Taxes, if any.

Paid under one of the Annuity Payment Options, the Death Benefit will be based on the greater of:

     (1) the Accumulated Value on the Annuity Date elected by the Beneficiary and approved by the Company; or

     (2) the amount of all Purchase Payments minus the amount of all partial withdrawals and Premium Taxes, if any.

--------------------------------------------------------------------------------
                               D E F I N I T I O N

                               Due Proof of Death

When the term "Due Proof of Death" is used in this prospectus we mean any of the following:

 .    a certified death certificate
 .    a certified decree of a court of competent jurisdiction as to the finding of death
 .    a written statement by a medical doctor who attended the deceased
 .    any other proof satisfactory to the Company
--------------------------------------------------------------------------------

Death of the Annuitant During the Income Phase
The Death Benefit, if any, payable if the Annuitant dies during the Income Phase depends on the Annuity Payment Option selected. Upon the Annuitant's death, the Company will pay the Death Benefit, if any, to the Beneficiary under the Annuity Payment Option in effect. For instance, if the Life Annuity With Period Certain option has been elected, and if the Annuitant dies during the Income Phase, then any unpaid payments certain will be paid to the Beneficiary.

--------------------------------------------------------------------------------
                          A Word About Joint Annuitants

The Contract permits you as Contract Owner to name a Joint Annuitant. This can have different effects depending on whether the Contract is in the Accumulation Phase or the Income Phase.

During the Accumulation Phase, the Death Benefit is payable only after the death of both the Annuitant and the Joint Annuitant.

During the Income Phase, it will not matter that you have named a Joint Annuitant unless you have chosen an Annuity Payment Option, such as the Joint and Last Survivor Annuity option, that pays over the life of more than one person. Therefore, if you have chosen an Annuity Payment Option that provides income over the life of someone other than the person named as Joint Annuitant, the Joint Annuitant's death during the Income Phase will have no effect on the benefits due under the Contract.
--------------------------------------------------------------------------------

Designation of a Beneficiary
The Contract Owner may select one or more Beneficiaries and name them in the Enrollment Form. Thereafter, while the Annuitant or Joint Annuitant is living, the Contract Owner may change the Beneficiary by written notice. The change will take effect as of the date the Contract Owner signs the notice, but it will not affect any payment made or any other action taken before the Company acknowledges the notice. The Contract Owner may also make the designation of Beneficiary irrevocable by sending written notice to the Company and obtaining approval from the Company. Changes in the Beneficiary may then be made only with the consent of the designated irrevocable Beneficiary.

If the Annuitant dies during the Accumulation Period, the following will apply unless the Contract Owner has made other provisions.

 .    If there is more than one Beneficiary, each will share in the Death Benefit equally.

 .    If one or two or more Beneficiaries have already died, the Company will pay that share of the Death Benefit equally to the survivor(s).
 .    If no Beneficiary is living, the Company will pay the proceeds to the
     Contract Owner.
 .    If a Beneficiary dies at the same time as the Annuitant, the Company will pay the proceeds as though the Beneficiary had died first. If a Beneficiary dies within 15 days after the Annuitant's death and before the Company receives due proof of the Annuitant's death, the Company will pay proceeds as though the Beneficiary had died first.

If a Beneficiary who is receiving Annuity Payments dies, the Company will pay any remaining Payments Certain to that Beneficiary's named Beneficiary(ies) when due. If no Beneficiary survives the Annuitant, the right to any amount payable will pass to the Contract Owner. If the Contract Owner is not living at this time, this right will pass to his or her estate.

Death of the Contract Owner
Death of the Contract Owner During the Accumulation Phase. With two exceptions, federal tax law requires that when either the Contract Owner or the Joint Owner (if any) dies during the Accumulation Phase, the Company must pay out the entire value of the Contract within five years of the date of death. First exception:
If the entire value is to be distributed to the Owner's Designated Beneficiary, he or she may elect to have it paid under an Annuity Payment Option over his or her life or over a period certain no longer than his or her life expectancy as long as the payments begin within one year of the Contract Owner's death. Second exception: If the Owner's Designated Beneficiary is the spouse of the Contract Owner (or Joint Owner), the spouse may elect to continue the Contract in his or her name as Contract Owner indefinitely and to continue deferring tax on the accrued and future income under the Contract. ("Owner's Designated Beneficiary" means the natural person whom the Contract Owner names as a beneficiary and who becomes the Contract Owner upon the Contract Owner's death.) If the Contract Owner and the Annuitant are the same person, then upon that person's death the Beneficiary is entitled to the Death Benefit. In this regard, see "Death of the Annuitant During the Accumulation Phase," page x.

Death of the Contract Owner During the Income Phase. Federal tax law requires that when either the Contract Owner or the Joint Owner (if any) dies during the Income Phase, the Company must pay the remaining portions of the value of the Contract at least as rapidly as under the method of distribution being used on the date of death.

Non-Natural Person as Contract Owner. Where the Contract Owner is not a natural person (for example, is a corporation), the death of the "primary Annuitant" is treated as the death of the Contract Owner for purposes of federal tax law. (The Internal Revenue Code defines a "primary Annuitant" as the individual who is of primary importance in affecting the timing or the amount of payout under the Contract.) In addition, where the Contract Owner is not a natural person, a change in the identity of the "primary Annuitant" is also treated as the death of the Contract Owner for purposes of federal tax law.

Payment of Lump-Sum Death Benefits
The Company will pay lump-sum Death Benefits within seven days after the election to take a lump sum becomes effective except in one of the following situations, in which the Company may delay the payment beyond seven days:

 .    the New York Stock Exchange is closed on a day that is not a weekend or a holiday, or trading on the New York Stock Exchange is otherwise restricted
 .    an emergency exists as defined by the SEC, or the SEC requires that trading be restricted
 .    the SEC permits a delay for your protection as a Contract Owner
 .    the payment is derived from premiums paid by check, in which case the
     Company may delay payment until the check has cleared your bank

                                OTHER INFORMATION

AUSA Life Insurance Company, Inc. (the "Company," "We," "Us," "Our")
AUSA Life Insurance Company, Inc. is a stock life insurance company incorporated under the laws of the state of New York on October 3, 1947, with offices at 666 Fifth Avenue, New York, New York 10103. It is principally engaged in offering life insurance and annuity contracts, and is licensed in the District of Columbia and all states except Hawaii.

As of December 31, 1997, the Company had statutory assets of approximately $9.9 billion. It is a wholly owned indirect subsidiary of AEGON USA, Inc., which conducts substantially all of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. AEGON N.V. of the Netherlands indirectly owns all of the stock of AEGON USA, Inc. AEGON N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business.

The First Providian Merger. On October 1, 1998, First Providian Life & Health Insurance Company ("First Providian") merged with and into the Company. First Providian was a stock life insurance company incorporated under the laws of the state of New York on March 23, 1970. Upon the merger, First Providian's existence ceased and the Company became the surviving company under the name AUSA Life Insurance Company, Inc. As a result of the merger, the Separate Account became a separate account of the Company. All of the Contracts issued by First Providian before the merger were, at the time of the merger, assumed by the Company. The merger did not affect any provisions of, or rights or obligations under, those Contracts. In approving the merger on May 26, 1998, and May 29, 1998, respectively, the boards of directors of the Company and First Providian determined that the merger of two financially strong stock life insurance companies would result in an overall enhanced capital position and reduced expenses, which, together, would be in the long-term interests of the Contract Owners. On May 26, 1998, 100% of the stockholders of the Company voted to approve the merger, and on May 29, 1998, 100% of the stockholders of First Providian voted to approve the merger. In addition, the New York Insurance Department has approved the merger.

AUSA Life Insurance Company, Inc. Separate Account B
The Separate Account was established by First Providian, a former affiliate of the Company, as a separate account under the laws of the state of New York on November 2, 1987. On October 1, 1998, First Providian, together with the Separate Account, was merged into the Company. The Separate Account survived the merger intact.

The Separate Account is a unit investment trust registered with the SEC under the Investment Company Act of 1940 (the "1940 Act"). Such registration does not signify that the SEC supervises the management or the investment practices or policies of the Separate Account.

The Company owns the assets of the Separate Account, and the obligations under the Contract are obligations of the Company. These assets are held separately from the other assets of the Company and are not chargeable with liabilities incurred in any other business operation of the Company (except to the extent that assets in the Separate Account exceed the reserves and other liabilities of the Separate Account). The Company will always keep assets in the Separate Account with a value at least equal to the total Accumulated Value under the Contracts. Income, gains, and losses incurred on the assets in the Separate Account, whether or not realized, are credited to or charged against the Separate Account without regard to other income, gains, or losses of the Company. Therefore, the investment performance of the Separate Account is entirely independent of the investment performance of the Company's general account assets or any other separate account the Company maintains.

The Separate Account has thirteen Subaccounts, each of which invests solely in a corresponding Portfolio of the Fund. Additional Subaccounts may be established at the Company's discretion. The Separate Account meets the definition of a "separate account" under Rule O-1(e)(1) of the 1940 Act.

Group Contract
The Contract described here is a group contract, participation in which will be evidenced by a certificate that the Company will issue to the Contract Owner. When the word "Contract" appears in this prospectus, it means the certificate issued to a Contract Owner.

Contract Owner ("You," "Your")
The Contract Owner is the person or persons designated as the Contract Owner in the Enrollment Form to participate in the Contract. The term shall also include any person named as Joint Owner. A Joint Owner shares ownership in all respects with the Owner. The Owner has the right to assign ownership to a person or party other than himself.

Payee
The Payee is the Contract Owner, Annuitant, Beneficiary, or any other person, estate, or legal entity to whom benefits are to be paid.

Free Look Periods
There are two different Free Look Periods depending on whether the Contract is a replacement or not.

Free Look Period for Non-Replacement Contracts. If the Contract is not a replacement of an existing annuity contract or life insurance or endowment policy, the Contract provides for a Free Look Period of 20 days after the Contract Owner receives the Contract plus 5 days for mailing. The Contract Owner may cancel the Contract during the Free Look Period by returning it to the Vanguard Variable Annuity Center, P.O. Box 1103, Valley Forge, PA 19482-1103. Upon cancellation, the Contract is treated as void from the Contract Date and the Contract Owner will receive the greater of the Purchase Payments made under the Contract and any fees or other charges or the

Accumulated Value of the Contract as of the day the Contract is received by the Company.

Free Look Period for Replacement Contracts. If the Contract is a replacement of an existing annuity contract or life insurance or endowment policy, a Free Look Period exists for 60 days after the Contract Owner receives the Contract plus 5 days for mailing. Upon cancellation of a replacement Contract, the Contract is treated as void from the Contract Date and the Contract Owner will receive the greater of the Purchase Payments made under the Contract and any fees or other charges or the Accumulated Value of the Contract as of the day the Company receives the Contract.

If the amount returned is based on Purchase Payments, the Contract Owner will also receive the amount of any Mortality and Expense Risk Charges and Administrative Expense Charges exacted to date.

If the amount returned is based on the Accumulated Value, the Contract Owner will also receive the amount of any prorated Annual Contract Maintenance Fee and the amount of any Mortality and Expense Risk Charges and Administrative Expense Charges exacted to date. (The prorated Annual Contract Maintenance Fee is already included when calculating the amount returned based on Purchase Payments.)

Withdrawals are not permitted during the Free Look Period.

Reinstatements
The Company occasionally receives requests to reinstate a Contract whose funds had been transferred to another company via an exchange under Internal Revenue Code Section 1035 or a trustee-to-trustee transfer under the Internal Revenue Code. In this situation, the Company will require the Contract Owner to replace the same total amount of money in the applicable Subaccounts as was taken from them to effect the transfer. The total dollar amount of funds reapplied to the Separate Account will be used to purchase a number of Accumulation Units available for each Subaccount based on the Accumulation Unit Values at the date of Reinstatement (within two days of the date the funds were received by the Company). It should be noted that the number of Accumulation Units available on the Reinstatement date may be more or less than the number surrendered for the transfer. Contract Owners should consult a qualified tax adviser concerning the tax consequences of any Internal Revenue Code Section 1035 exchanges or reinstatements.

Administrative Services
Administrative Services are provided by The Vanguard Group, Inc., the Vanguard Variable Annuity Center, 100 Vanguard Boulevard, Malvern, PA 19355. In addition, CSC Financial Services Group, 301 West 11th Street, Kansas City, MO 64105, provides some administrative services.

Distributor of the Contracts

The Vanguard Group, Inc., through its wholly owned subsidiary, Vanguard Marketing Corp., is the principal distributor of the Contract. For these services, the Fund paid a fee of less than .02% of the Fund's average net assets for the 1997 fiscal year. This fee is guaranteed not to exceed .20% of the Fund's average month-end net assets. A complete description of these services is found in the "Management of the Fund" section of the Fund's Prospectus and in the Fund's Statement of Additional Information. The principal business address for the Vanguard Group, Inc. is 100 Vanguard Boulevard, Malvern, PA 19355.

Voting Rights
The Fund does not hold regular meetings of shareholders. The Trustees of the Fund may call special meetings of shareholders as the 1940 Act or other applicable law may require. To the extent required by law, the Company will vote the Portfolio shares held in the Separate Account at shareholder meetings of the Fund in accordance with instructions received from persons having voting interests in the corresponding Portfolio. The Company will vote Fund shares as to which no timely instructions are received and those shares held by the Company as to which Contract Owners have no beneficial interest in proportion to the voting instructions that are received with respect to all Contracts participating in that Portfolio. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis to reduce the votes eligible to be cast.

Prior to the Annuity Date, the Contract Owner holds a voting interest in each Portfolio to which the Accumulated Value is allocated. The number of votes which are available to a Contract Owner will be determined by dividing the Accumulated Value attributable to a Portfolio by the net asset value per share of the applicable Portfolio. After the Annuity Date, the person receiving Annuity Payments under any variable annuity option has the voting interest. The number of votes after the Annuity Date will be determined by dividing the reserve for such Contract allocated to the Portfolio by the net asset value per share of the corresponding Portfolio. After the Annuity Date, the votes attributable to a Contract decrease as the reserves allocated to the Portfolio decrease. In determining the number of votes, fractional shares will be recognized.

The number of votes of the Portfolio that are available will be determined as of the date established by that Portfolio for determining shareholders eligible to vote at the meeting of the Fund. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the Fund.

Additions, deletions, or substitutions of investments
The Company retains the right, subject to any applicable law, to make certain changes. The Company reserves the right to eliminate the shares of any of the Portfolios and to substitute shares of another Portfolio of the Fund or of another registered open-end management investment company, if the shares of the Portfolios are no longer available for investment or if, in the Company's judgment, investment in any Portfolio would be inappropriate in view of the purposes of the Separate Account. To the extent the 1940 Act requires, substitutions of shares attributable to a Contract Owner's interest in a

Portfolio will not be made until SEC approval has been obtained and the Contract Owner has been notified of the change.

The Company may establish new Portfolios when marketing, tax, investment, or other conditions so warrant. The Company will make any new Portfolios available to existing Contract Owners on a basis the Company will determine. The Company may also eliminate one or more Portfolios if marketing, tax, investment, or other conditions so warrant.

In the event of any such substitution or change, the Company may, by appropriate endorsement, make whatever changes in the Contracts may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the Contracts, the Company may operate the Separate Account as a management company under the 1940 Act or any other form permitted by law, may deregister the Separate Account under the 1940 Act in the event such registration is no longer required, or may combine the Separate Account with one or more other separate accounts.

Year 2000 Matters
In October, 1996, the Company adopted and currently has in place a Year 2000 Assessment and Planning Project (the "Plan") to review and analyze existing hardware and software systems, as well as voice and data communications systems, to determine if they are Year 2000 compatible. The Plan provides for a management process that ensures that when a particular system, or software application, is determined to be "non-compliant" the proper steps are in place to either remedy the "non-compliance" or cease using the particular system or software. The Plan also provides that the Chief Information Officer report to the Board of Directors as to the status of the efforts under the Plan on a regular and routine basis. The Company has engaged the services of a third-party provider that is specialized in Year 2000 issues to work on the project.

The Plan has four specific objectives: (1) to develop an inventory of all applications; (2) to evaluate all applications in the inventory to determine the most prudent manner to move them to Year 2000 compliance, if required; (3) to estimate budgets, resources and schedules for the migration of any "affected" applications to Year 2000 compliance; and (4) to define testing and deployment requirements to successfully manage validation and re-deployment of any changed code. It is anticipated that all mission-critical systems are Year 2000 compliant as of December 31, 1998, with validation testing to continue through June 1999. As of the date of this Prospectus, the Company has identified and made available what it believes are the appropriate resources of hardware, people, and dollars, including the engagement of outside third parties, to assure that the Plan will be completed.

The Year 2000 computer problem, and its resolution, is complex and multifaceted, and the success of a response plan cannot be conclusively known until the Year 2000 is reached (or an earlier date to the extent that the systems or equipment addresses Year 2000 data prior to the Year 2000). Even with the appropriate and diligent pursuit of a well conceived response plan, including testing procedures, there is no certainty that the Company will achieve complete success. Further, notwithstanding its efforts or results, the Company's ability to function unaffected to and through the Year 2000 may be adversely affected by actions (or failures to act) of third parties beyond its knowledge or control.

Financial Statements
The audited supplemental statutory-basis financial statements of the Company and the financial statements of the Separate Account (as well as the Independent Auditors' Reports on them) are contained in the Statement of Additional Information.

Auditors
Ernst & Young LLP serves as independent auditors for the Company and the Separate Account and audits their financial statements annually.

Legal Matters
The law firm of Jorden Burt Boros Cicchetti Berenson & Johnson LLP, of Washington, D.C., has provided legal advice concerning the issue and sale of the Contract under the applicable federal securities laws. On behalf of the Company, Gregory E. Miller-Breetz, Esquire, has passed upon all matters of New York law pertaining to the validity of the Contract and the Company's right to issue the Contract.

        TABLE OF CONTENTS FOR THE VANGUARD VARIABLE ANNUITY PLAN CONTRACT
                       STATEMENT OF ADDITIONAL INFORMATION

                                                                          Page
                                                                          ----
THE CONTRACT.............................................................   B-2
  Computation of Variable Annuity Income Payments........................   B-2
  Exchanges..............................................................   B-3
  Joint Annuitant........................................................   B-3
GENERAL MATTERS..........................................................   B-3
  Non-Participating......................................................   B-3
  Misstatement of Age or Sex.............................................   B-3
  Assignment.............................................................   B-3
  Annuity Data...........................................................   B-4
  Annual Report..........................................................   B-4
  Incontestability.......................................................   B-4
  Ownership..............................................................   B-4
DISTRIBUTION OF THE CONTRACT.............................................   B-4
PERFORMANCE INFORMATION..................................................   B-4
  Money Market Subaccount Yields.........................................   B-4
  30-Day Yield for Non-Money Market Subaccounts..........................   B-5
  Standardized Average Annual Total Return for Non-Money Market
    Subaccounts..........................................................   B-5
ADDITIONAL PERFORMANCE MEASURES..........................................   B-7
  Non-Standardized Cumulative Total Return and Non-Standardized
    Average Annual Total Return..........................................   B-7
  Non-Standardized Total Return Year-to-Date.............................   B-8
  Non-Standardized One Year Return.......................................   B-8
SAFEKEEPING OF ACCOUNT ASSETS............................................   B-9
CONFLICTS OF INTEREST WITH OTHER SEPARATE ACCOUNTS.......................   B-9
THE COMPANY..............................................................   B-9
TAXES....................................................................   B-9
STATE REGULATION OF THE COMPANY..........................................   B-9
RECORDS AND REPORTS......................................................  B-10
LEGAL PROCEEDINGS........................................................  B-10
OTHER INFORMATION........................................................  B-10
FINANCIAL STATEMENTS.....................................................  B-10

                                   Appendix

CONDENSED     The information presented below reflects the operations of the
FINANCIAL     Subaccounts in connection with the individual variable annuity
INFORMATION   contracts offered through the First Providian Life & Health
              Insurance Company Separate Account B, which was acquired intact by AUSA Life Insurance Company, Inc. on October 1, 1998. As of
              October 1, 1998, a group variable annuity contract replaced the individual variable annuity contract, and new individual variable annuity contracts no longer are offered for sale. The Accumulation
              Unit Values and the number of Accumulation Units outstanding for each Subaccount for 1992 through 1997 are as follows:

                                                         For the period December 1, 1992 through December 31, 1997
                                              --------------------------------------------------------------------------------
                                                                         High
                                              Money       High-Grade     Yield   Short-Term               Diversified Equity
                                              Market         Bond        Bond    Corporate  Balanced         Value    Income
                                              --------------------------------------------------------------------------------
Accumulation unit value as of:
   Start Date* ...........................    1.061         11.489      10.000     10.000     11.098        10.000     10.000
   12/31/92 ..............................    1.064         11.656           .          .     11.514             .          .
   12/31/93 ..............................    1.091         12.514           .          .     12.961             .     10.488
   12/31/94 ..............................    1.130         12.290           .          .     12.815             .     10.304
   12/31/95 ..............................    1.191         14.437           .          .     16.885             .     14.239
   12/31/96 ..............................    1.250         14.882      10.871          .     19.532             .     16.820
   12/31/97 ..............................    1.314         16.219      12.135          .     23.946             .     22.503
Number of units outstanding as of:
   12/31/92 ..............................    1,660             11           .          .          9             .          .
   12/31/93 ..............................    4,079            271           .          .        636             .        290
   12/31/94 ..............................    5,365            526           .          .        745             .        306
   12/31/95 ..............................    9,080            622           .          .        766             .        380
   12/31/96 ..............................   13,590            689         253          .        852             .        525
   12/31/97 ..............................   15,573            912         645          .      1,035             .        819

(Units are shown in thousands)

                                                         For the period December 1, 1992 through December 31, 1997
                                            --------------------------------------------------------------------------------
                                                                                                       Small
                                              Equity                       Mid-Cap         REIT       Company
                                              Index         Growth          Index         Index       Growth   International
                                            --------------------------------------------------------------------------------
Accumulation unit value as of:
   Start Date* ...........................   11.596         10.000          10.000       10.000       10.000       10.000
   12/31/92 ..............................   12.039              .               .            .            .            .
   12/31/93 ..............................   13.144         10.569               .            .            .            .
   12/31/94 ..............................   13.224         10.964               .            .            .       10.128
   12/31/95 ..............................   18.073         15.089               .            .            .       11.678
   12/31/96 ..............................   22.098         19.057               .            .        9.725       13.319
   12/31/97 ..............................   29.301         24.034               .            .       10.970       13.708
Number of units outstanding as of:
   12/31/92 ..............................       33              .               .            .            .            .
   12/31/93 ..............................      440            220               .            .            .            .
   12/31/94 ..............................      534            457               .            .            .          322
   12/31/95 ..............................      784            620               .            .            .          433
   12/31/96 ..............................    1,035            906               .            .          246          698
   12/31/97 ..............................    1,392          1,187               .            .          743          833

(Units are shown in thousands)

* Date of commencement of operations for the Money Market Subaccount was December 1, 1992, for the High-Grade Bond, Balanced, and Equity Index Subaccounts was December 16, 1992, for the Equity Income and Growth Subaccounts was June 7, 1993, for the International Subaccount was June 3, 1994, and for the High Yield Bond and Small Company Growth Subaccounts was June 3, 1996. The Short-Term Corporate, Diversified Value, Mid-Cap Index, and REIT Index Subaccounts had not commenced operation as of December 29, 1998.

                       AUSA LIFE INSURANCE COMPANY, INC.
                              SEPARATE ACCOUNT B

                      STATEMENT OF ADDITIONAL INFORMATION
                                    FOR THE

                    VANGUARD VARIABLE ANNUITY PLAN CONTRACT

                                  OFFERED BY
                      AUSA LIFE INSURANCE COMPANY, INC.
                          (A NEW YORK STOCK COMPANY)
                            ADMINISTRATIVE OFFICES
                             4 MANHATTANVILLE ROAD
                           PURCHASE, NEW YORK 10577

                               ----------------

 This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the Vanguard Variable Annuity Plan Contract (the "Contract") offered by AUSA Life Insurance Company, Inc. (the "Company"). You may obtain a copy of the Prospectus dated April 30, 1999 by calling 1-800-522-5555, or writing to Vanguard Variable Annuity Center, P.O. Box 1103, Valley Forge, PA 19482-1103. Terms used in the current Prospectus for the Contract are incorporated in this Statement.

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ ONLY IN CONJUNCTION WITH THE PROSPECTUS FOR THE CONTRACT.

                                April 30, 1999

  TABLE OF CONTENTS                                                        PAGE
  -----------------                                                        ----
  THE CONTRACT............................................................  B-2
   Computation of Variable Annuity Income Payments........................  B-2
   Exchanges..............................................................  B-3
   Joint Annuitant........................................................  B-3
  GENERAL MATTERS.........................................................  B-3
   Non-Participating......................................................  B-3
   Misstatement of Age or Sex.............................................  B-3
   Assignment.............................................................  B-3
   Annuity Data...........................................................  B-4
   Annual Report..........................................................  B-4
   Incontestability.......................................................  B-4
   Ownership..............................................................  B-4
  DISTRIBUTION OF THE CONTRACT............................................  B-4
  PERFORMANCE INFORMATION.................................................  B-4
   Money Market Subaccount Yields.........................................  B-4
   30-Day Yield for Non-Money Market Subaccounts..........................  B-5
   Standardized Average Annual Total Return for Non-Money Market
    Subaccounts...........................................................  B-5
  ADDITIONAL PERFORMANCE MEASURES.........................................  B-7
   Non-Standardized Cumulative Total Return and Non-Standardized Average
    Annual Total Return...................................................  B-7
   Non-Standardized Total Return Year-to-Date.............................  B-8
   Non-Standardized One Year Return.......................................  B-8
  SAFEKEEPING OF ACCOUNT ASSETS...........................................  B-9
  CONFLICTS OF INTEREST WITH OTHER SEPARATE ACCOUNTS......................  B-9
  THE COMPANY.............................................................  B-9
  TAXES...................................................................  B-9
  STATE REGULATION OF THE COMPANY.........................................  B-9
  RECORDS AND REPORTS..................................................... B-10
  LEGAL PROCEEDINGS....................................................... B-10
  OTHER INFORMATION....................................................... B-10
  FINANCIAL STATEMENTS.................................................... B-10

                                 THE CONTRACT

 In order to supplement the description in the Prospectus, the following pro-vides additional information about the Contract which may be of interest to Contract Owners.

COMPUTATION OF VARIABLE ANNUITY INCOME PAYMENTS

 Variable Annuity Income Payments are computed as follows. First, the Accumu-lated Value (or the portion of the Accumulated Value used to provide variable payments) is applied under the Annuity Table contained in the Contract corre-sponding to the Annuity Option elected by the Contract Owner and based on an assumed interest rate of 4%. This will produce a dollar amount which is the first monthly payment. The Company may, at the time Annuity Income Payments are computed, offer more favorable rates in lieu of the guaranteed rates spec-ified in the Annuity Table.

 The amount of each Annuity Payment after the first is determined by means of Annuity Units. The number of Annuity Units is determined by dividing the first Annuity Payment by the Annuity Unit value for the selected Subaccount on the Annuity Date. The number of Annuity Units for the Subaccount then remains fixed, unless an exchange of Annuity Units (as set forth below) is made. After the first Annuity Payment, the dollar amount of each subsequent Annuity Pay-ment is equal to the number of Annuity Units multiplied by the Annuity Unit value for the Subaccount on the due date of the Annuity Payment.

 The Annuity Unit value for each Subaccount was initially established at $10.00 on the day money was first deposited in that Subaccount. The Annuity Unit value for any subsequent Business Day is equal to (a) times (b) times
(c), where:

 (a) the Annuity Unit value for the immediately preceding Business Day;

 (b) the Net Investment Factor for the day;

 (c) the investment result adjustment factor (.99989255 per day), which recog-nizes an assumed interest rate of 4% per year used in determining the An-nuity Payment amounts.

 The Net Investment Factor is a factor applied to a Subaccount that reflects daily changes in the value of the Subaccount due to:

 (a) any increase or decrease in the value of the Subaccount due to investment results;

 (b) a daily charge for the mortality and expense risks assumed by the Company corresponding to an annual rate according to the following schedule:

                                                                       RATE FOR
   NET ASSETS*                                                        ALL ASSETS
   -----------                                                        ----------
   Up to $2.5 Billion................................................    0.30%
   Over $2.5 Billion and Up To $5 Billion............................    0.28%
   Over $5 Billion...................................................    0.27%

--------

* Based on combined net assets of the Separate Account and Separate Account IV of Peoples Benefit Life Insurance Company.

 (c) a daily charge for the cost of administering the Contract corresponding to an annual charge of .10%.

 (d) an annual charge of $25 for maintenance of Contracts valued at less than $25,000 at time of initial purchase and on the last business day of each year.

 The Annuity Tables contained in the Contract are based on the 1983 Table "A" Mortality Table projected for mortality improvement to the year 2000 using Projection Scale G and an interest rate of 4% a year.

EXCHANGES

 After the Annuity Date, if a Variable Annuity Option has been chosen, the Contract Owner may, by written request, exchange the current value of the ex-isting Subaccount to Annuity Units of any other Subaccount then available. The request for the exchange must be received, however, at least 10 Business Days prior to the first payment date on which the exchange is to take effect. This exchange shall result in the same dollar amount of Annuity Payment on the date of exchange. The Contract Owner is limited to two substantive exchanges (at least 30 days apart) from a Portfolio (except the Money Market Portfolio) in any Contract Year, and the value of the Annuity Units exchanged must provide a monthly Annuity Payment of at least $100 at the time of the exchange. "Sub-stantive" means either a dollar amount large enough to have a negative impact on a Portfolio or a series of movements between Portfolios.

 Exchanges will be made using the Annuity Unit value for the Subaccounts on the date the request for exchange is received by the Company. On the exchange date, the Company will establish a value for the current Subaccount by multi-plying the Annuity Unit value by the number of Annuity Units in the existing Subaccount, and compute the number of Annuity Units for the new Subaccount by dividing the Annuity Unit value of the new Subaccount into the value previ-ously calculated for the existing Subaccount.

JOINT ANNUITANT

 The Contract Owner may, in the Contract enrollment form or by written request at least 30 days prior to the Annuity Date, name a Joint Annuitant. Such Joint Annuitant must meet the Company's underwriting requirements. If approved by the Company, the Joint Annuitant shall be named on the Contract Schedule or added by endorsement. An Annuitant or Joint Annuitant may not be replaced.

 The Annuity Date shall be determined based on the date of birth of the Annui-tant. If the Annuitant or Joint Annuitant dies prior to the Annuity Date, the survivor shall be the sole Annuitant. Another Joint Annuitant may not be des-ignated. Payment to a Beneficiary shall not be made until the death of the surviving Annuitant.

                                GENERAL MATTERS

NON-PARTICIPATING

 The Contracts are non-participating. No dividends are payable and the Con-tracts will not share in the profits or surplus earnings of the Company.

MISSTATEMENT OF AGE OR SEX

 The Company may require proof of age and sex before making Annuity Payments. If the Annuitant's stated age, sex or both in the Contract are incorrect, the Company will change the Annuity Benefits payable to those which the Purchase Payments would have purchased for the correct age and sex. In the case of cor-rection of the stated age or sex after payments have commenced, the Company will: (1) in the case of underpayment, pay the full amount due with the next payment; or (2) in the case of overpayment, deduct the amount due from one or more future payments.

ASSIGNMENT

 Any Nonqualified Contract may be assigned by the Contract Owner prior to the Annuity Date and during the Annuitant's lifetime. The Company is not responsi-ble for the validity of any assignment. No assignment will be recognized until the Company receives written notice thereof. The interest of any Beneficiary which the assignor has the right to change shall be subordinate to the inter-est of an assignee. Any amount paid to the assignee shall be paid in one sum, notwithstanding any settlement agreement in effect at the time assignment was executed. The Company shall not be liable as to any payment or other settle-ment made by the Company before receipt of written notice.

ANNUITY DATA

 The Company will not be liable for obligations which depend on receiving in-formation from a Payee until such information is received in a form satisfac-tory to the Company.

ANNUAL REPORT

 Once each Contract Year, the Company will send the Contract Owner an annual report of the current Accumulated Value allocated to each Subaccount; and any Purchase Payments, charges, exchanges or withdrawals during the year. This re-port will also give the Contract Owner any other information required by law or regulation. The Contract Owner may ask for a report like this at any time.

INCONTESTABILITY

 This Contract is incontestable from the Contract Date, subject to the "Mis-statement of Age or Sex" provision.

OWNERSHIP

 The Owner of the Contract on the Contract Date is the Annuitant, unless oth-erwise specified in the enrollment form. The Owner may specify a new Owner by written notice at any time thereafter. The term Owner also includes any person named as a Joint Owner. A Joint Owner shares ownership in all respects with the Owner. During the Annuitant's lifetime all rights and privileges under this Contract may be exercised solely by the Owner. Upon the death of the Own-er(s), Ownership is retained by the surviving Joint Owner or passes to the Owner's Designated Beneficiary, if one has been designated by the Owner. If no Owner's Designated Beneficiary is designated or if no Owner's Designated Bene-ficiary is living, the Owner's Designated Beneficiary is the Owner's estate. From time to time the Company may require proof that the Owner is still liv-ing.

                         DISTRIBUTION OF THE CONTRACT

 The Vanguard Group, Inc. through its wholly-owned subsidiary, Vanguard Mar-keting Corporation, is the principal distributor of the Contracts. For these services, the Fund paid a fee of .02% of the Funds' average net assets for its 1997 fiscal year. This fee is guaranteed not to exceed .20% of the Fund's av-erage month-end net assets. A complete description of these services is found in the "Management of the Fund" section of the Fund's Prospectus and in the Fund's Statement of Additional Information.

                            PERFORMANCE INFORMATION

 Performance information for the Subaccounts, including the yield and effec-tive yield of the Money Market Subaccount, the yield of the remaining Subaccounts, and the total return of all Subaccounts, may appear in reports or promotional literature to current or prospective Contract Owners. The yield and total return performance information presented below reflects the opera-tions of the Subaccounts in connection with the individual variable annuity contracts offered through the First Providian Life & Health Insurance Company Separate Account B, which was acquired intact by AUSA Life Insurance Company, Inc., on October 1, 1998. As of October 1, 1998, new individual variable annu-ity contracts no longer are offered for sale.

MONEY MARKET SUBACCOUNT YIELDS

 Current yield for the Money Market Subaccount will be based on the change in the value of a hypothetical investment (exclusive of capital changes) over a particular 7-day period, less a pro-rata share of Subaccount expenses accrued over that period (the "base-period"), and stated as a percentage of the in-vestment at the start of the base period (the "base period return"). The base period return is then annualized by multiplying by /365/7/, with the re-sulting yield figure carried to at least the nearest hundredth of one percent.

 Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

          Effective Yield = [(Base Period Return +1)/365/7/] -1

 The yield of the Money Market Subaccount for the 7-day period ended December 31, 1997, was 5.24%.

30-DAY YIELD FOR NON-MONEY MARKET SUBACCOUNTS

 Quotations of yield for the remaining Subaccounts will be based on all in-vestment income per Unit earned during a particular 30-day period, less ex-penses accrued during the period ("net investment income"), and will be com-puted by dividing net investment income by the value of a Unit on the last day of the period, according to the following formula:

                         YIELD = 2[(a - b + 1)/6/ -1]
                                    -----
                                    c X d

 Where:

 [a] equals the net investment income earned during the period by the Series attributable to shares owned by a Subaccount

 [b] equals the expenses accrued for the period (net of reimbursements)

 [c] equals the average daily number of Units outstanding during the period

 [d] equals the maximum offering price per Accumulation Unit on the last day of the period

 Yield on the Subaccount is earned from the increase in net asset value of shares of the Series in which the Subaccount invests and from dividends de-clared and paid by the Series, which are automatically reinvested in shares of the Series.

 The yield of each Subaccount for the 30-day period ended December 31, 1997, is set forth below. Yields are calculated daily for each Subaccount. Premiums and discounts on asset-backed securities are not amortized.

   High-Grade Bond Subaccount............................................. 5.73%
   High Yield Bond Subaccount............................................. 8.14%
   Short-Term Corporate Subaccount........................................  --
   Balanced Subaccount.................................................... 3.26%
   Diversified Value Subaccount...........................................  --
   Equity Income Subaccount............................................... 2.33%
   Equity Index Subaccount................................................ 1.15%
   Growth Subaccount...................................................... 0.41%
   Mid-Cap Index Subaccount...............................................  --
   REIT Index Subaccount..................................................  --
   Small Company Growth Subaccount........................................ 0.15%
   International Subaccount...............................................  --


STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR NON-MONEY MARKET SUBACCOUNTS

 When advertising performance of the Subaccounts, the Company will show the "Standardized Average Annual Total Return," calculated as prescribed by the rules of the SEC, for each Subaccount. The Standardized Average Annual Total Return is the effective annual compounded rate of return that would have pro-duced the cash redemption value over the stated period had the performance re-mained constant throughout. The calculation assumes a single $1,000 payment made at the beginning of the period and full redemption at the end of the pe-riod. It reflects the deduction of all applicable sales loads, the Annual Con-tract Maintenance Fee and all other Portfolio, Separate Account and Contract level charges except Premium Taxes, if any. In calculating performance infor-mation, the Annual Contract Maintenance Fee is reflected as a percentage equal to the total amount of fees collected during a year divided by the total aver-age net assets of the Portfolios during the same year. The fee is assumed to remain the same in each year of the applicable period. The fee is prorated to reflect only the remaining portion of the calendar year of purchase. Thereafter, the fee is de-ducted on the last business day of the year for the following year, on a pro rata basis, from each of the Portfolios you have chosen.

 Quotations of average annual total return for any Subaccount will be ex-pressed in terms of the average annual compounded rate of return of a hypo-thetical investment in a Contract over a period of one, three, five and 10 years (or, if less, up to the life of the Subaccount) and year-to-date and quarter-to-date, calculated pursuant to the formula:

                                P(1 + T)/n/ = ERV

Where:

 (1) [P] equals a hypothetical Initial Purchase Payment of $1,000

 (2) [T] equals an average annual total return

 (3) [n] equals the number of years

 (4) [ERV] equals the ending redeemable value of a hypothetical $1,000 Pur-chase Payment made at the beginning of the period (or fractional portion thereof)

 The following tables show the average annual total return for the Subaccounts for the period beginning at the inception of each Subaccount and ending on De-cember 31, 1997.

                                                     YEAR   YEAR ENDED   SINCE
                             1 YEAR 3 YEARS 5 YEARS TO DATE  12/31/97  INCEPTION*
                             ------ ------- ------- ------- ---------- ----------
   High-Grade Bond
    Subaccount.............   8.97%   5.11%   4.26%  8.97%     8.97%      4.13%
   High Yield Bond
    Subaccount.............  11.62%    --      --   11.62%    11.62%     13.04%
   Short-Term Corporate
    Subaccount.............    --      --      --     --        --         --
   Balanced Subaccount.....  22.58%  23.14%  15.73% 22.58%    22.58%     14.08%
   Diversified Value
    Subaccount.............    --      --      --     --        --         --
   Equity Income
    Subaccount.............  33.77%  29.71%    --   33.77%    33.77%     19.39%
   Equity Index Subaccount.  32.58%  30.34%  19.43% 32.58%    32.58%     17.43%
   Growth Subaccount.......  26.10%  29.88%    --   26.10%    26.10%     21.13%
   Mid-Cap Index
    Subaccount.............    --      --      --     --        --         --
   REIT Index
    Subaccount.............    --      --      --     --        --         --
   Small Company Growth
    Subaccount.............  12.79%    --      --   12.79%    12.79%      6.03%
   International
    Subaccount.............   2.91%  10.59%    --    2.91%     2.91%      9.18%

--------

* Since Inception:
  Equity Index Subaccount, Balanced Subaccount, and High-Grade Bond Subaccount--December 16, 1992
  Equity Income Subaccount and Growth Subaccount--June 7, 1993
  International Subaccount--June 3, 1994
  High Yield Bond Subaccount and Small Company Growth Subaccount--June 3, 1996

                                                        MONTH-
                                                         TO-   QUARTER 6 MONTHS-
                                                         DATE  TO-DATE  TO-DATE
                                                        ------ ------- ---------
   High-Grade Bond Subaccount..........................  1.03%  2.74%     6.05%
   High Yield Bond Subaccount..........................  1.29%  2.27%     6.04%
   Short-Term Corporate Subaccount.....................   --     --        --
   Balanced Subaccount.................................  1.61%  2.77%     9.06%
   Diversified Value Subaccount........................   --     --        --
   Equity Income Subaccount............................  2.62%  5.93%    14.22%
   Equity Index Subaccount.............................  1.07%  2.72%    10.27%
   Growth Subaccount...................................  1.53%  4.05%     7.28%
   Mid-Cap Index Subaccount............................   --     --        --
   REIT Index Subaccount...............................   --     --        --
   Small Company Growth Subaccount..................... -1.00% -8.22%     9.59%
   International Subaccount............................  0.50% -9.61%   -11.42%

 All total return figures reflect the deduction of the administrative charge, and the mortality and expense risk charge. The SEC requires that an assumption be made that the Contract Owner surrenders the entire Contract at the end of the 1-, 5- and 10-year periods (or, if less, up to the life of the Subaccount) for which performance is required to be calculated.

 Performance information for a Subaccount may be compared, in reports and pro-motional literature, to: (i) the Standard & Poor's 500 Stock Index ("S&P 500"), Dow Jones Industrial Average ("DJIA"), Donoghue Money Market Institu-tional Averages, or other indices that measure performance of a pertinent group of securities so that investors may compare a Subaccount's results with those of a group of securities widely regarded by investors as representative of the securities markets in general; (ii) other groups of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, a widely-used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank such investment companies on overall performance or other criteria; and
(iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Contract. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for adminis-trative and management costs and expenses.

 Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Accumulation Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the portfolio of the Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

 Reports and marketing materials may, from time to time, include information concerning the rating of AUSA Life Insurance Company, Inc. as determined by A.M. Best, Moody's, Standard & Poor's or other recognized rating services. Re-ports and promotional literature may also contain other information including
(i) the ranking of any Subaccount derived from rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by other rating services, companies, publications, or other per-sons who rank separate accounts or other investment products on overall per-formance or other criteria, and (ii) the effect of tax deferred compounding on a Subaccount's investment returns, or returns in general, which may be illus-trated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Contract (or re-turns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis.

                        ADDITIONAL PERFORMANCE MEASURES

NON-STANDARDIZED CUMULATIVE TOTAL RETURN AND NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

 The Company may show Non-Standardized Cumulative Total Return (i.e., the per-centage change in the value of an Accumulation Unit) for one or more Subaccounts with respect to one or more periods. The Company may also show Non-Standardized Average Annual Total Return (i.e., the average annual change in Accumulation Unit Value) with respect to one or more periods. For one year and periods less than one year, the Non- Standardized Cumulative Total Return and the Non-Standardized Average Annual Total Return are effective annual rates of return and are equal. For periods greater than one year, the Non-Standardized Average Annual Total Return is the effective annual compounded rate of return for the periods stated. Because the value of an Accumulation Unit reflects the Separate Account and Portfolio expenses (see Fee Table in the Prospectus), the Non-Standardized Cumulative Total Return and Non-Stan-dardized Average Annual Total Return also reflect these expenses. However, these percentages do not reflect the Annual Contract Maintenance Fee or Pre-mium Taxes (if any), which, if included, would reduce the percentages reported by the Company.

                   NON-STANDARDIZED CUMULATIVE TOTAL RETURN
                          FOR PERIOD ENDING 12/31/97

                             MONTH-                             SINCE
                              TO-   QUARTER- 6 MONTHS-  ONE   SUBACCOUNT
                              DATE  TO-DATE   TO-DATE   YEAR  INCEPTION
                             ------ -------- --------- ------ ----------
   High-Grade Bond
    Subaccount.............   1.03%   2.74%     6.05%   8.98%   41.17%
   High Yield Bond
    Subaccount.............   1.29%   2.27%     6.05%  11.63%   21.35%
   Short-Term Corporate
    Subaccount.............     --      --        --      --       --
   Balanced Subaccount.....   1.61%   2.77%     9.07%  22.60%  115.77%
   Diversified Value
    Subaccount.............     --      --        --      --       --
   Equity Income
    Subaccount.............   2.62%   5.94%    14.23%  33.78%  125.03%
   Equity Index Subaccount.   1.67%   2.73%    10.27%  32.59%  152.68%
   Growth Subaccount.......   1.53%   4.05%     7.29%  26.12%  140.34%
   Mid-Cap Index
    Subaccount.............     --      --        --      --       --
   REIT Index
    Subaccount.............     --      --        --      --       --
   Small Company Growth
    Subaccount.............  -0.99%  -8.22%     9.60%  12.80%    9.70%
   International
    Subaccount.............   0.50%  -9.60%   -11.47%   2.92%   37.08%

              NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
                          FOR PERIOD ENDING 12/31/97

                                                                        SINCE
                                                                      SUBACCOUNT
                                        ONE YEAR THREE YEAR FIVE YEAR INCEPTION
                                        -------- ---------- --------- ----------
   High-Grade Bond Subaccount..........   8.98%     9.69%      6.83%     7.51%
   High Yield Bond Subaccount..........  11.63%      --         --      13.06%
   Short-Term Corporate Subaccount.....    --        --         --        --
   Balanced Subaccount.................  22.60%    23.17%     15.77%    14.13%
   Diversified Value Subaccount........    --        --         --        --
   Equity Income Subaccount............  33.78%    29.74%       --      19.43%
   Equity Index Subaccount.............  32.59%    30.37%     19.47%    17.48%
   Growth Subaccount...................  26.12%    29.90%       --      21.17%
   Mid-Cap Index Subaccount............    --        --         --        --
   REIT Index Subaccount...............    --        --         --        --
   Small Company Growth Subaccount.....  12.80%      --         --       6.05%
   International Subaccount............   2.92%    10.62%       --       9.22%

NON-STANDARDIZED TOTAL RETURN YEAR-TO-DATE

 The Company may show Non-Standardized Total Return Year-to-Date as of a par-ticular date, or simply Total Return YTD, for one or more Subaccounts with re-spect to one or more non-standardized base periods commencing at the beginning of a calendar year. Total Return YTD figures reflect the percentage change in actual Accumulation Unit Values during the relevant period. These percentages reflect a deduction for the Separate Account and Portfolio expenses, but do not include the Annual Contract Maintenance Fee or Premium Taxes (if any), which, if included, would reduce the percentages reported by the Company.

                                                                TOTAL RETURN YTD
                                                                 AS OF 12/31/97
                                                                ----------------
   High-Grade Bond Subaccount..................................       8.98%
   High Yield Bond Subaccount..................................      11.63%
   Short-Term Corporate Subaccount.............................         --
   Balanced Subaccount.........................................      22.60%
   Diversified Value Subaccount................................         --
   Equity Income Subaccount....................................      33.78%
   Equity Index Subaccount.....................................      32.59%
   Growth Subaccount...........................................      26.12%
   Mid-Cap Index Subaccount....................................         --
   REIT Index Subaccount.......................................         --
   Small Company Growth Subaccount.............................      12.80%
   International Subaccount....................................       2.92%

NON-STANDARDIZED ONE YEAR RETURN

  The Company may show Non-Standardized One Year Return, for one or more Subaccounts with respect to one or more non-standardized base periods commenc-ing at the beginning of a calendar year (or date of inception, if during the relevant year) and ending at the end of such calendar year. One Year Return figures reflect the percentage change in actual Accumulation Unit Values during the relevant period. These percentages reflect a deduction for the Separate Account and Portfolio expenses, but do not include the Annual Contract Maintenance Fee or Premium Taxes (if any), which if included would reduce the percentages reported by the Company.

                                        1997   1996   1995   1994   1993   1992
                                        -----  -----  -----  -----  -----  ----
   High-Grade Bond Subaccount..........  8.98%  3.08% 17.47% -3.19%  8.92% 5.70%
   High Yield Bond Subaccount.......... 11.63%   --     --     --     --    --
   Short-Term Corporate Subaccount.....   --     --     --     --     --    --
   Balanced Subaccount................. 22.60% 15.68% 31.76% -1.13% 12.56% 6.59%
   Diversified Value Subaccount........   --     --     --     --     --    --
   Equity Income Subaccount............ 33.78% 18.13% 38.19% -1.76%   --    --
   Equity Index Subaccount............. 32.59% 22.27% 36.67%  0.61%  9.18% 6.77%
   Growth Subaccount................... 26.12% 26.29% 37.62%  3.74%   --    --
   Mid-Cap Index Subaccount............   --     --     --     --     --    --
   REIT Index Subaccount...............   --     --     --     --     --    --
   Small Company Growth Subaccount..... 12.80%   --     --     --     --    --
   International Subaccount............  2.92% 14.05% 15.31%   --     --    --

                         SAFEKEEPING OF ACCOUNT ASSETS

 Title to assets of the Separate Account is held by the Company. The assets are kept physically segregated and held separate and apart from the Company's general account assets. Records are maintained of all purchases and redemp-tions of eligible Portfolio shares held by each of the Subaccounts.


              CONFLICTS OF INTEREST WITH OTHER SEPARATE ACCOUNTS

The Portfolios may be made available to registered separate accounts offering variable annuity and variable life products of the Company or other insurance companies. Although the Company believes it is unlikely, a material conflict could arise between the interests of the Separate Account and one or more of the other participating separate accounts. In the event a material conflict does exist, the affected insurance companies agree to take any necessary steps, including removing their separate accounts from the Fund if required by law, to resolve the matter. See the Fund's prospectus for more information.

                                  THE COMPANY

 On October 1, 1998, First Providian Life & Health Insurance Company ("First Providian") merged with and into the Company. First Providian was a stock life insurance company incorporated under the laws of the State of New York on March 23, 1970. Upon the merger, First Providian's existence ceased and the Company became the surviving company under the name AUSA Life Insurance Compa-ny, Inc. As a result of the merger, the Separate Account became a separate ac-count of the Company. All of the Contracts issued by First Providian before the merger were, at the time of the merger, assumed by the Company. The merger did not affect any provisions of, or rights or obligations under, those Con-tracts. In approving the merger on May 26, 1998, and May 29, 1998, respective-ly, the boards of directors of the Company and First Providian determined that the merger of two financially strong stock life insurance companies would re-sult in an overall enhanced capital position and reduced expenses, which, to-gether, would be in the long-term interests of the Contract Owners. On May 26, 1998, 100% of the stockholders of the Company voted to approve the merger, and on May 29, 1998, 100% of the stockholders of First Providian voted to approve the merger. In addition, the New York Insurance Department has approved the merger.

 The Company is a wholly-owned indirect subsidiary of AEGON USA, Inc., which in turn is wholly owned by AEGON U.S. Holding Corporation, a wholly owned sub-sidiary of AEGON International n.v. AEGON International n.v. is a wholly owned subsidiary of AEGON n.v. Vereniging AEGON (a Netherlands membership associa-tion) has a 53.63% interest in AEGON n.v.


                                     TAXES

 The Company is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code. Since the Separate Account is not a separate entity from the Company and its operations form a part of the Company, the Separate Account will not be taxed separately as a "regulated investment company" under Subchapter M of the Internal Revenue Code. Investment income and realized capital gains on the assets of the Separate Account are reinvested and taken into account in determining the Accumulated Value. Under existing federal income tax law, the Separate Account's investment income, including realized net capital gains, is not taxed to the Company. The Company reserves the right to make a deduction for taxes should they be imposed with respect to such items in the future.

 Under present laws, the Company will not incur New York state or local taxes. If there is a change in state or local tax laws, the Company may make charges for such taxes. The Company does not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the Contracts. Based upon these expectations, no charge is currently being made to the Separate Account for corporate federal income taxes that may be attributable to the Separate Account.

 The Company will periodically review the question of a charge to the Separate Account for corporate federal income taxes related to the Separate Account. Such a charge may be made in future years for any federal income taxes the Company incurs. This might become necessary if the Company ultimately determines that its tax treatment is not what it currently believes it to be, if there are changes in the federal income tax treatment of annuities at the corporate level, or if there is a change in the Company's tax status. If the Company should incur federal income taxes attributable to investment income or capital gains retained as part of the reserves under the Contracts, the Accumulated Value of the Contract would be correspondingly adjusted by any provision or charge for such taxes.

                        STATE REGULATION OF THE COMPANY

 The Company is subject to the laws of New York governing insurance companies and to regulation by the New York Department of Insurance. An annual statement in a prescribed form is filed with the Department of Insurance each year cov-ering the operation of the Company for the preceding year and its financial condition as of the end of such year. Regulation by the Department of Insur-ance includes periodic examination to determine the Company's contract liabil-ities and reserves so that the Department may determine if the items are cor-rect. The Company's books and accounts are subject to review by the Department of Insurance at all times. In addition, the Company is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

                              RECORDS AND REPORTS

 All records and accounts relating to the Separate Account will be maintained by the Company or by its administrator, The Vanguard Group, Inc. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, the Company will mail to all Contract Owners at their last known address of record, at least semiannually, reports containing such information as may be required under that Act or by any other applicable law or regula-tion.

                               LEGAL PROCEEDINGS

 There are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject. The Company is not in-volved in any litigation that is of material importance in relation to its to-tal assets or that relates to the Separate Account.

                               OTHER INFORMATION

 A Registration Statement has been filed with the Securities and Exchange Com-mission, under the Securities Act of 1933 as amended, with respect to the Con-tracts discussed in this Statement of Additional Information. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in this Statement of Additional Information. State-ments contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summa-ries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Com-mission.

                             FINANCIAL STATEMENTS

 The audited financial statements of the Separate Account for the years ended December 31, 1997 and December 31, 1996, including the Report of Independent Auditors thereon, are included in this Statement of Additional Information.

 The audited supplemental statutory-basis financial statements of the Company for the years ended December 31, 1997, December 31, 1996, and December 31, 1995, including the Report of Independent Auditors thereon, which are also in-cluded in this Statement of Additional Information, should be distinguished from the financial statements of the Separate Account and should be considered only as bearing on the ability of the Company to meet its obligations under the Contracts. They should not be considered as bearing on the investment per-formance of the assets held in the Separate Account.

               SUPPLEMENTAL FINANCIAL STATEMENTS--STATUTORY BASIS

                       AUSA LIFE INSURANCE COMPANY, INC.

                  YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995
                      WITH REPORT OF INDEPENDENT AUDITORS

                       AUSA LIFE INSURANCE COMPANY, INC.

               SUPPLEMENTAL FINANCIAL STATEMENTS--STATUTORY BASIS

                  YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995

                                    CONTENTS

                                                                            PAGE
                                                                            ----
Report of Independent Auditors.............................................   1
Audited Supplemental Financial Statements
  Supplemental Balance Sheets--Statutory Basis.............................   2
  Supplemental Statements of Operations--Statutory Basis...................   3
  Supplemental Statements of Changes in Capital and Surplus--Statutory
   Basis...................................................................   4
  Supplemental Statements of Cash Flows--Statutory Basis...................   5
  Notes to Supplemental Financial Statements--Statutory Basis..............   6

                        REPORT OF INDEPENDENT AUDITORS

The Board of Directors
AUSA Life Insurance Company, Inc.

We have audited the accompanying supplemental statutory-basis balance sheets of AUSA Life Insurance Company, Inc. (reflecting the consolidation of AUSA Life Insurance Company, Inc. and First Providian Life and Health Insurance Company as described in Note 1) as of December 31, 1997 and 1996 and the related supplemental statutory-basis statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 1997. The supplemental financial statements give retroactive effect to the merger of AUSA Life Insurance Company, Inc. and First Providian Life and Health Insurance Company on October 1, 1998, which has been accounted for using the pooling of interests method as described in the notes to the supplemental financial statements. These supplemental financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these supplemental financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the supplemental financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Department of Insurance of the State of New York, which practices differ from generally accepted accounting principles. The variances between such practices and generally accepted accounting principles also are described in Note 1. The effects on the supplemental financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matters described in the preceding paragraph, the supplemental financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the financial position of AUSA Life Insurance Company, Inc. at December 31, 1997 and 1996, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 1997.

Also, in our opinion, the supplemental financial statements referred to above present fairly, in all material respects, the financial position of AUSA Life Insurance Company, Inc. at December 31, 1997 and 1996, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1997, after giving retroactive effect to the merger of First Providian Life and Health Insurance Company, as described in the notes to the supplemental financial statements, in conformity with accounting practices prescribed or permitted by the Department of Insurance of the State of New York.

                                           Ernst & Young LLP

Des Moines, Iowa
October 1, 1998

                       AUSA LIFE INSURANCE COMPANY, INC.

                  SUPPLEMENTAL BALANCE SHEETS--STATUTORY BASIS
                 (DOLLARS IN THOUSANDS, EXCEPT PER SHARE DATA)

                                                            DECEMBER 31,
                                                       -----------------------
                                                          1997         1996
                                                       -----------  ----------
ADMITTED ASSETS
Cash and invested assets:
  Cash and short-term investments..................... $    68,131  $   28,114
  Bonds...............................................   3,988,635   3,698,483
  Stocks:
    Preferred.........................................       1,792       1,945
    Common, at market (cost: $118 in 1997 and $13 in
     1996)............................................         144          18
  Mortgage loans on real estate.......................     495,009     618,633
  Real estate acquired in satisfaction of debt, at
   cost less accumulated depreciation ($1,816 in 1997
   and $1,087 in 1996)................................      45,695      58,100
  Policy loans........................................       3,046       2,916
  Other invested assets...............................      22,414       3,454
                                                       -----------  ----------
      Total cash and invested assets..................   4,624,866   4,411,663
Short-term note receivable from affiliate.............       9,594         361
Premiums deferred and uncollected.....................       6,316       6,450
Accrued investment income.............................      69,989      65,806
Federal income taxes recoverable......................         --          221
Other assets..........................................       7,609       5,231
Separate account assets...............................   5,630,093   4,862,449
                                                       -----------  ----------
      Total admitted assets........................... $10,348,467  $9,352,181
                                                       ===========  ==========
LIABILITIES AND CAPITAL AND SURPLUS
Liabilities:
  Aggregate reserves for policies and contracts:
    Life.............................................. $   103,370  $   50,870
    Annuity...........................................     911,075     845,093
    Accident and health...............................      16,547      17,904
  Policy and contract claim reserves:
    Life..............................................       5,456       4,835
    Accident and health...............................      11,125      12,818
  Other policyholders' funds..........................   3,181,719   3,088,311
  Remittances and items not allocated.................      35,267      16,289
  Asset valuation reserve.............................      67,324      46,878
  Interest maintenance reserve........................      25,882      14,316
  Payable to affiliates...............................       2,247       8,109
  Short-term note payable to affiliate................         --          600
  Deferred income.....................................      13,421      18,023
  Payable under assumption reinsurance agreement......      56,952      67,217
  Other liabilities...................................       8,400      12,719
  Federal income taxes due or accrued.................       1,010         --
  Separate account liabilities........................   5,608,364   4,829,292
                                                       -----------  ----------
      Total liabilities...............................  10,048,159   9,033,274
Commitments and contingencies
Capital and surplus:
  Common stock, $125 par value, 20 shares authorized,
   issued and outstanding.............................       2,500       2,500
  Paid-in surplus.....................................     319,180     319,180
  Special surplus fund................................       1,607       1,473
  Unassigned surplus (deficit)........................     (22,979)     (4,246)
                                                       -----------  ----------
      Total capital and surplus.......................     300,308     318,907
                                                       -----------  ----------
      Total liabilities and capital and surplus....... $10,348,467  $9,352,181
                                                       ===========  ==========

                            See accompanying notes.

                       AUSA LIFE INSURANCE COMPANY, INC.

             SUPPLEMENTAL STATEMENTS OF OPERATIONS--STATUTORY BASIS
                             (DOLLARS IN THOUSANDS)

                                                YEAR ENDED DECEMBER 31,
                                            ----------------------------------
                                               1997        1996        1995
                                            ----------  ----------  ----------
Revenues:
  Premiums and other considerations, net
   of reinsurance:
    Life..................................  $   71,899  $   21,120  $   21,273
    Annuity...............................   1,199,470   1,092,033   1,161,710
    Accident and health...................      39,999      52,831      59,270
  Net investment income...................     341,540     339,460     333,722
  Amortization of interest maintenance
   reserve................................       3,392       2,326       2,348
  Commissions and expense allowances on
   reinsurance ceded......................         374         438         418
  Other income............................      17,240      10,739       8,786
                                            ----------  ----------  ----------
                                             1,673,914   1,518,947   1,587,527
Benefits and expenses:
  Benefits paid or provided for:
    Life and accident and health
     benefits.............................      39,045      50,647      51,972
    Surrender benefits....................   1,175,051     864,643     835,335
    Other benefits........................      14,316      11,699       9,402
    Increase (decrease) in aggregate
     reserves for policies and contracts:
      Life................................      52,500       2,492       2,902
      Annuity.............................      65,982      53,136     114,330
      Accident and health.................      (1,357)     (1,063)        702
      Other...............................         580         609         609
    Increase in liability for premium and
     other deposit type funds.............      92,280      93,893     229,485
                                            ----------  ----------  ----------
                                             1,438,397   1,076,056   1,244,737
  Insurance expenses:
    Commissions...........................      79,099      87,938      95,944
    General insurance expenses............      92,613      83,885      73,727
    Taxes, licenses and fees..............       3,717       3,335       2,527
    Net transfers to separate accounts....      42,490     255,672     154,080
    Other expenses........................         181         145          58
                                            ----------  ----------  ----------
                                               218,100     430,975     326,336
                                            ----------  ----------  ----------
                                             1,656,497   1,507,031   1,571,073
                                            ----------  ----------  ----------
Gain from operations before federal income
 taxes and net realized capital gains
 (losses) on investments..................      17,417      11,916      16,454
Federal income tax expense................       5,247       5,719      10,147
                                            ----------  ----------  ----------
Gain from operations before net realized
 capital gains (losses) on investments....      12,170       6,197       6,307
Net realized capital gains (losses) on
 investments (net of related federal
 income taxes and amounts transferred to
 interest maintenance reserve)............         831     (12,107)     (3,377)
                                            ----------  ----------  ----------
Net income (loss).........................  $   13,001  $   (5,910) $    2,930
                                            ==========  ==========  ==========

                            See accompanying notes.

                       AUSA LIFE INSURANCE COMPANY, INC.

   SUPPLEMENTAL STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS--STATUTORY BASIS
                             (DOLLARS IN THOUSANDS)

                                                 SPECIAL UNASSIGNED    TOTAL
                                 COMMON PAID-IN  SURPLUS  SURPLUS   CAPITAL AND
                                 STOCK  SURPLUS   FUND   (DEFICIT)    SURPLUS
                                 ------ -------- ------- ---------- -----------
Balance at January 1, 1995...... $2,500 $278,180 $1,285   $ 12,195   $294,160
  Capital contribution..........    --    41,000    --         --      41,000
  Net income for 1995...........    --       --     --       2,930      2,930
  Net unrealized capital
   losses.......................    --       --     --        (447)      (447)
  Change in non-admitted
   assets.......................    --       --      72       (985)      (913)
  Change in reserves due to
   change in valuation basis....    --       --     --         132        132
  Surplus effect of
   reinsurance..................    --       --     --         (70)       (70)
  Change in liability for
   reinsurance in unauthorized
   companies....................    --       --     --         (51)       (51)
  Change in asset valuation
   reserve......................    --       --     --     (10,608)   (10,608)
  Seed money contributed to
   separate account, net of
   redemptions..................    --       --     --      (1,000)    (1,000)
  Change in surplus in separate
   account......................                             3,121      3,121
                                 ------ -------- ------   --------   --------
Balance at December 31, 1995....  2,500  319,180  1,357      5,217    328,254
  Net loss for 1996.............    --       --     --      (5,910)    (5,910)
  Net unrealized capital
   losses.......................    --       --     --        (460)      (460)
  Change in non-admitted
   assets.......................    --       --     116        437        553
  Change in liability for
   reinsurance in unauthorized
   companies....................    --       --     --         (42)       (42)
  Change in asset valuation
   reserve......................    --       --     --      (6,217)    (6,217)
  Seed money contributed to
   separate account, net of
   redemptions..................    --       --     --     (12,500)   (12,500)
  Change in surplus in separate
   account......................    --       --     --      14,783     14,783
  Prior year federal income tax
   adjustment...................    --       --     --         446        446
                                 ------ -------- ------   --------   --------
Balance at December 31, 1996....  2,500  319,180  1,473     (4,246)   318,907
  Net income for 1997...........    --       --     --      13,001     13,001
  Net unrealized capital
   losses.......................    --       --     --      (2,710)    (2,710)
  Change in non-admitted
   assets.......................    --       --     134     (8,617)    (8,483)
  Change in liability for
   reinsurance in unauthorized
   companies....................    --       --     --          29         29
  Change in asset valuation
   reserve......................    --       --     --     (20,446)   (20,446)
  Seed money withdrawn from
   separate account, net of
   redemptions..................    --       --     --      11,700     11,700
  Change in surplus in separate
   account......................    --       --     --     (11,749)   (11,749)
  Prior year federal income tax
   adjustment...................    --       --     --          59         59
                                 ------ -------- ------   --------   --------
Balance at December 31, 1997.... $2,500 $319,180 $1,607   $(22,979)  $300,308
                                 ====== ======== ======   ========   ========

                            See accompanying notes.

                       AUSA LIFE INSURANCE COMPANY, INC.

             SUPPLEMENTAL STATEMENTS OF CASH FLOWS--STATUTORY BASIS
                             (DOLLARS IN THOUSANDS)

                                               YEAR ENDED DECEMBER 31,
                                         -------------------------------------
                                            1997         1996         1995
                                         -----------  -----------  -----------
OPERATING ACTIVITIES
  Premiums and other considerations, net
   of reinsurance....................... $ 1,340,757  $ 1,177,613  $ 1,251,733
  Net investment income.................     340,150      345,153      332,660
  Life and accident and health claims...     (40,151)     (52,590)     (50,718)
  Surrender benefits and other fund
   withdrawals..........................  (1,175,051)    (864,643)    (835,335)
  Other benefits to policyholders.......     (14,290)     (11,697)      (9,387)
  Commissions, other expenses and other
   taxes................................    (184,457)    (193,405)    (188,487)
  Net transfer to separate account......     (43,309)    (257,467)    (154,087)
  Federal income taxes paid.............      (4,704)      (4,490)     (10,583)
  Other, net............................      (3,744)     (14,431)       7,360
                                         -----------  -----------  -----------
      Net cash provided by operating
       activities.......................     215,201      124,043      343,156
INVESTING ACTIVITIES
  Proceeds from investments sold,
   matured or repaid:
    Bonds and preferred stocks..........     968,184      777,107      645,889
    Common stocks.......................         --         5,288        2,957
    Mortgage loans on real estate.......     179,810      165,460      138,243
    Real estate.........................      25,104          --         4,953
    Policy loans........................          16            4          --
                                         -----------  -----------  -----------
                                           1,173,114      947,859      792,042
  Cost of investments acquired:
    Bonds and preferred stocks..........  (1,260,122)  (1,101,918)  (1,127,375)
    Common stocks.......................        (103)        (589)      (5,174)
    Mortgage loans on real estate.......     (60,722)     (42,118)     (54,140)
    Real estate.........................         --          (521)         --
    Policy loans........................        (146)        (153)        (150)
    Other...............................     (17,805)      (2,695)        (995)
                                         -----------  -----------  -----------
                                          (1,338,898)  (1,147,994)  (1,187,834)
                                         -----------  -----------  -----------
      Net cash used in investing
       activities.......................    (165,784)    (200,135)    (395,792)
FINANCING ACTIVITIES
  Issuance (payment) of intercompany
   notes, net...........................      (9,400)     (19,200)      14,600
  Capital contribution..................         --           --        41,000
                                         -----------  -----------  -----------
  Net cash provided by (used in)
   financing activities.................      (9,400)     (19,200)      55,600
                                         -----------  -----------  -----------
  Increase (decrease) in cash and short-
   term investments.....................      40,017      (95,292)       2,964
Cash and short-term investments at
 beginning of year......................      28,114      123,406      120,442
                                         -----------  -----------  -----------
Cash and short-term investments at end
 of year................................ $    68,131  $    28,114  $   123,406
                                         ===========  ===========  ===========

                            See accompanying notes.

                       AUSA LIFE INSURANCE COMPANY, INC.

          NOTES TO SUPPLEMENTAL FINANCIAL STATEMENTS--STATUTORY BASIS

                               DECEMBER 31, 1997
                            (DOLLARS IN THOUSANDS)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

 Organization

AUSA Life Insurance Company, Inc. ("the Company") is a stock life insurance company and is a wholly-owned subsidiary of First AUSA Life Insurance Company ("First AUSA") which, in turn, is a wholly-owned subsidiary of AEGON USA ("AEGON"). AEGON is a wholly-owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands. On December 31, 1993, the Company entered into an assumption reinsurance agreement with Mutual of New York ("MONY") to transfer certain group pension business of MONY to the Company.

In July 1996, the Company completed a merger with International Life Investors Insurance Company ("ILI"), a wholly-owned subsidiary of Life Investors Insurance Company of America, another wholly-owned subsidiary of First AUSA, whereby ILI was merged directly into the Company. The Company received assets of $688,233 and liabilities of $635,189. The difference between assets and liabilities was transferred directly to capital and surplus. In accordance with National Association of Insurance Commissioners ("NAIC") statutory accounting principles, all prior period financial statements presented have been restated as if the merger took place at the beginning of such periods. Historical book values carried over from the separate companies to the combined entity.

On October 1, 1998, the Company completed a merger with First Providian Life and Health Insurance Company ("FPLH"), an indirect wholly-owned subsidiary of Commonwealth General Corporation which, in turn, is an indirect wholly-owned subsidiary of AEGON, whereby FPLH was merged directly into the Company. For the purposes of this presentation, these supplemental financial statements give retroactive effect as if the merger had occurred on January 1, 1995 in conformity with the practices of the NAIC and accounting practices prescribed or permitted by the Department of Insurance of the State of New York. This merger was accounted for under the pooling of interests method of accounting and, accordingly, the historical book values carried over from the separate companies to the combined entity. The financial information is not necessarily indicative of the results that would have been recorded had the merger actually occurred on January 1, 1995, nor is it indicative of future results. These financial statements do not extend through to the date of the merger; however, they will become the historical financial statements of the Company after financial statements covering the date of the merger have been issued.

Summarized financial information for the Company and FPLH prior to the merger are as follows:

                                                  YEAR ENDED DECEMBER 31,
                                              ---------------------------------
                                                 1997       1996        1995
                                              ---------- ----------  ----------
      Revenues:
        The Company.......................... $1,585,260 $1,454,207  $1,535,596
        FPLH.................................     88,654     64,740      51,931
                                              ---------- ----------  ----------
      Combined............................... $1,673,914 $1,518,947  $1,587,527
                                              ========== ==========  ==========
      Net income (loss):
        The Company.......................... $    3,503 $  (13,714) $   (5,049)
        FPLH.................................      9,498      7,804       7,979
                                              ---------- ----------  ----------
      Combined............................... $   13,001 $   (5,910) $    2,930
                                              ========== ==========  ==========

                       AUSA LIFE INSURANCE COMPANY, INC.

                            (DOLLARS IN THOUSANDS)


                                                               DECEMBER 31,
                                                          ----------------------
                                                             1997        1996
                                                          ----------- ----------
      Assets:
        The Company...................................... $ 9,951,625 $9,028,321
        FPLH.............................................     396,842    323,860
                                                          ----------- ----------
      Combined........................................... $10,348,467 $9,352,181
                                                          =========== ==========
      Liabilities:
        The Company...................................... $ 9,745,504 $8,794,341
        FPLH.............................................     302,655    238,933
                                                          ----------- ----------
      Combined........................................... $10,048,159 $9,033,274
                                                          =========== ==========
      Capital and surplus:
        The Company...................................... $   206,121 $  233,980
        FPLH.............................................      94,187     84,927
                                                          ----------- ----------
      Combined........................................... $   300,308 $  318,907
                                                          =========== ==========

 Nature of Business

The Company primarily sells group fixed and variable annuities and group life coverages. The Company is licensed in 49 states and the District of Columbia and is actively in the process of becoming licensed in all 50 states. Sales of the Company's products are primarily through brokers.

 Basis of Presentation

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Significant estimates and assumptions are utilized in the calculation of aggregate policy reserves, policy and contract reserves, guarantee fund assessment accruals and valuation allowances on investments. It is reasonably possible that actual experience could differ from the estimates and assumptions utilized which could have a material impact on the financial statements.

The accompanying financial statements have been prepared on the basis of accounting practices prescribed or permitted by the Department of Insurance of the State of New York, which practices differ in some respects from generally accepted accounting principles. The more significant of these differences are as follows: (a) bonds are generally reported at amortized cost rather than segregating the portfolio into held-to-maturity (reported at amortized cost), available-for-sale (reported at fair value), and trading (reported at fair value) classifications; (b) acquisition costs of acquiring new business are charged to current operations as incurred rather than deferred and amortized over the life of the policies; (c) policy reserves on traditional life products are based on statutory mortality rates and interest which may differ from reserves based on reasonable assumptions of expected mortality, interest, and withdrawals which include a provision for possible unfavorable deviation from such assumptions; (d) policy reserves on certain investment products use discounting methodologies utilizing statutory interest rates rather than full account values; (e) reinsurance amounts are netted against the corresponding asset or liability rather than shown as gross amounts on the balance sheet;
(f) deferred income taxes are not provided for the difference between the financial statement and income tax bases of assets and liabilities; (g) net realized gains or losses attributed to changes in the level of interest rates in the market are deferred and amortized over the remaining life of the bond or mortgage loan, rather than recognized as gains or losses in the statement of operations when the sale is completed; (h) declines in the estimated realizable value of investments are provided for through the establishment of a formula-determined statutory investment reserve (reported as a liability), changes to which are charged directly to surplus, rather than through recognition in the statement of operations for declines in value, when such declines are judged to be other than temporary; (i) certain assets designated as "non-admitted assets" have been charged to surplus rather than being

                       AUSA LIFE INSURANCE COMPANY, INC.

                            (DOLLARS IN THOUSANDS)

reported as assets; (j) revenues for universal life and investment products consist of premiums received rather than policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees and surrender charges assessed; (k) pension expense is recorded as amounts are paid; (l) adjustments to federal income taxes of prior years are charged or credited directly to unassigned surplus, rather than reported as a component of expense in the statement of operations; and (m) gains or losses on dispositions of business are charged or credited directly to unassigned surplus rather than being reported in the statement of operations. The effects of these variances have not been determined by the Company.

The National Association of Insurance Commissioners (NAIC) currently is in the process of recodifying statutory accounting practices, the result of which is expected to constitute the only source of "prescribed" statutory accounting practices. Accordingly, that project, which is not expected to be completed before 1999, will likely change, to some extent, prescribed statutory accounting practices and may result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements.

 Cash and Cash Equivalents

For purposes of the statement of cash flows, the Company considers all highly liquid investments with remaining maturity of one year or less when purchased to be cash equivalents.

 Investments

Investments in bonds (except those to which the Securities Valuation Office of the NAIC has ascribed a value), mortgage loans on real estate and short-term investments are reported at cost adjusted for amortization of premiums and accrual of discounts. Amortized costs for bonds and mortgage loans on real estate that were acquired through the reinsurance agreement, described earlier, were initially recorded at market value, consistent with the aforementioned agreement and as prescribed by the Department of Insurance of the State of New York. Amortization is computed using methods which result in a level yield over the expected life of the security. The Company reviews its prepayment assumptions on mortgage and other asset backed securities at regular intervals and adjusts amortization rates retrospectively when such assumptions are changed due to experience and/or expected future patterns. Investments in preferred stocks in good standing are reported at cost. Investments in preferred stocks not in good standing are reported at the lower of cost or market. Common stocks, which may include shares of mutual funds (money market and other), are carried at market. Real estate is reported at cost less allowances for depreciation. Depreciation is computed principally by the straight-line method. Policy loans are reported at unpaid principal. Other invested assets consist principally of investments in various joint ventures and are recorded at equity in underlying net assets. Other "admitted assets" are valued, principally at cost, as required or permitted by New York Insurance Laws.

Realized capital gains and losses are determined on the basis of specific identification and are recorded net of related federal income taxes. The Asset Valuation Reserve (AVR) is established by the Company to provide for anticipated losses in the event of default by issuers of certain invested assets. These amounts are determined using a formula prescribed by the NAIC and are reported as a liability. The formula for the AVR provides for a corresponding adjustment for realized gains and losses. Under a formula prescribed by the NAIC, the Company defers, in the Interest Maintenance Reserve (IMR), the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the security.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or real estate where rent is in arrears for more than three months. Further, income is not accrued when collection is uncertain. At December 31, 1997, 1996 and 1995, the Company excluded investment income due and accrued of $473, $469 and $216, respectively, with respect to such practices.

                       AUSA LIFE INSURANCE COMPANY, INC.

                            (DOLLARS IN THOUSANDS)


The Company uses interest rate swaps as part of its overall interest rate risk management strategy for certain life insurance and annuity products. The Company entered into an interest rate swap contract to modify the interest rate characteristics of the underlying liabilities. The net interest effect of such swap transactions is reported as an adjustment of interest income from the hedged items as incurred.

Deferred income for unrealized gains and losses on the securities valued at market at the time of the assumption reinsurance agreement (described in Note
4) are returned to MONY at the time of realization pursuant to the agreement.

 Aggregate Policy Reserves

Life, annuity and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum required by law.

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958 and 1980 Commissioners' Standard Ordinary Mortality Tables. The reserves are calculated using interest rates ranging from 2.50 to 6.50 percent and are computed principally on the Net Level Premium Valuation and the Commissioners' Reserve Valuation Methods. Reserves for universal life policies are based on account balances adjusted for the Commissioners' Reserve Valuation Method.

Deferred annuity reserves are calculated according to the Commissioners' Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with life contingencies are equal to the present value of future payments assuming interest rates ranging from 3.00 to 8.25 percent and mortality rates, where appropriate, from a variety of tables.

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required midterminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

 Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the statement date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

 Separate Accounts

Assets held in trust for purchases of separate account contracts and the Company's corresponding obligation to the contract owners are shown separately in the balance sheets. Income and gains and losses with respect to these assets accrue to the benefit of the policyholders and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements.

2. FAIR VALUES OF FINANCIAL INSTRUMENTS

Statement of Financial Accounting Standards (SFAS) No. 107, Disclosures about Fair Value of Financial Instruments, requires disclosure of fair value information about financial instruments, whether or not recognized in the statutory-basis balance sheet, for which it is practicable to estimate that value. SFAS No. 119, Disclosures About Derivative Financial Instruments and Fair Value of Financial Instruments, requires additional disclosures about derivatives. In

                       AUSA LIFE INSURANCE COMPANY, INC.

                            (DOLLARS IN THOUSANDS)

cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparisons to independent markets and, in many cases, could not be realized in immediate settlement of the instrument. SFAS No. 107 and No. 119 exclude certain financial instruments and all nonfinancial instruments from their disclosure requirements and allow companies to forego the disclosures when those estimates can only be made at excessive cost. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

  Cash and short-term investments: The carrying amounts reported in the statutory-basis balance sheet for these instruments approximate their fair values.

  Investment securities: Fair values for fixed maturity securities (including redeemable preferred stocks) are based on quoted market prices, where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments. The fair values for equity securities are based on quoted market prices.

  Mortgage loans and policy loans: The fair values for mortgage loans are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans. The fair value of policy loans is assumed to equal its carrying value.

  Investment contracts: Fair values for the Company's liabilities under investment-type insurance contracts are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

  Interest rate swap: Estimated fair value of the interest rate swaps are based upon the pricing differential for similar swap agreements.

Fair values for the Company's insurance contracts other than investment contracts are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

The following sets forth a comparison of the fair values and carrying values of the Company's financial instruments subject to the provisions of Statement of Financial Accounting Standards No. 107 and No. 119:

                                                   DECEMBER 31,
                                   --------------------------------------------
                                           1997                   1996
                                   --------------------- ----------------------
                                    CARRYING              CARRYING
                                     VALUE    FAIR VALUE   VALUE    FAIR VALUE
                                   ---------- ---------- ---------- -----------
      ADMITTED ASSETS
        Bonds....................  $3,988,635 $4,083,280 $3,698,483 $ 3,736,999
        Preferred stocks.........       1,792      1,892      1,945       1,940
        Common stock.............         144        144         18          18
        Mortgage loans on real
         estate..................     495,009    504,947    618,633     619,479
        Interest rate swap.......         --         391        --          --
        Policy loans.............       3,046      3,046      2,916       2,916
        Cash and short-term
         investments.............      68,131     68,131     28,114      28,114
        Separate account assets..   5,630,093  5,640,386  4,862,449   4,862,099
      LIABILITIES
        Investment contract
         liabilities.............   4,091,938  4,011,465  3,932,668   3,804,240
        Separate account
         annuities...............   5,594,880  5,577,854  4,814,853   4,784,574

                       AUSA LIFE INSURANCE COMPANY, INC.

                             (DOLLARS IN THOUSANDS)


3. INVESTMENTS

The carrying value and estimated market value of investments in debt securities were as follows:

                                                 GROSS      GROSS    ESTIMATED
                                     CARRYING  UNREALIZED UNREALIZED    FAIR
                                      VALUE      GAINS      LOSSES     VALUE
                                    ---------- ---------- ---------- ----------
      DECEMBER 31, 1997
        Bonds:
          United States Government
           and agencies...........  $  102,628  $    943   $   255   $  103,316
          State, municipal and
           other government.......      60,427     1,413     1,761       60,079
          Public utilities........     251,071     4,943       892      255,122
          Industrial and
           miscellaneous..........   2,301,979    66,409     5,867    2,362,521
          Foreign corporate*......      22,363       474       557       22,280
          Mortgage-backed
           securities and asset-
           backed.................   1,250,167    32,779     2,984    1,279,962
                                    ----------  --------   -------   ----------
                                     3,988,635   106,961    12,316    4,083,280
        Preferred stocks..........       1,792       100       --         1,892
                                    ----------  --------   -------   ----------
                                    $3,990,427  $107,061   $12,316   $4,085,172
                                    ==========  ========   =======   ==========

                                                 GROSS      GROSS    ESTIMATED
                                     CARRYING  UNREALIZED UNREALIZED    FAIR
                                      VALUE      GAINS      LOSSES     VALUE
                                    ---------- ---------- ---------- ----------
      DECEMBER 31, 1996
        Bonds:
          United States Government
           and agencies...........  $  152,410  $ 1,236    $ 1,112   $  152,534
          State, municipal and
           other government.......      30,121      925         36       31,010
          Public utilities........     229,732    2,086      2,977      228,841
          Industrial and
           miscellaneous..........   2,156,463   38,067     15,854    2,178,676
          Foreign corporate*......       5,556      --         --         5,556
          Mortgage-backed
           securities and asset-
           backed.................   1,124,201   22,579      6,398    1,140,382
                                    ----------  -------    -------   ----------
                                     3,698,483   64,893     26,377    3,736,999
        Preferred stocks..........       1,945        5         10        1,940
                                    ----------  -------    -------   ----------
                                    $3,700,428  $64,898    $26,387   $3,738,939
                                    ==========  =======    =======   ==========

-------
*Substantially all are U. S. dollar denominated.

The carrying value and estimated market value of bonds at December 31, 1997, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                     ESTIMATED
                                                           CARRYING     FAIR
                                                            VALUE      VALUE
                                                          ---------- ----------
      Due in one year or less............................ $  138,325 $  138,396
      Due after one year through five years..............  1,388,726  1,415,687
      Due after five years through ten years.............    964,444    988,714
      Due after ten years................................    246,973    260,521
                                                          ---------- ----------
                                                           2,738,468  2,803,318
      Mortgage-backed and asset-backed securities........  1,250,167  1,279,962
                                                          ---------- ----------
                                                          $3,988,635 $4,083,280
                                                          ========== ==========

                       AUSA LIFE INSURANCE COMPANY, INC.

                             (DOLLARS IN THOUSANDS)


A detail of net investment income is presented below:

                                                     YEAR ENDED DECEMBER 31,
                                                    ---------------------------
                                                      1997     1996      1995
                                                    -------- --------  --------
      Interest on bonds and notes.................. $285,730 $267,510  $246,462
      Mortgage loans...............................   57,659   83,511    98,653
      Real estate..................................   13,976    7,225     2,400
      Dividends on equity investments..............      223      220       269
      Interest on policy loans.....................      168      154       152
      Derivative instruments.......................      100      --        --
      Other investment gain (loss).................    1,543   (5,482)   (3,765)
                                                    -------- --------  --------
      Gross investment income......................  359,399  353,138   344,171
      Investment expenses..........................   17,859   13,678    10,449
                                                    -------- --------  --------
      Net investment income........................ $341,540 $339,460  $333,722
                                                    ======== ========  ========

Proceeds from sales and maturities of debt securities and related gross realized gains and losses were as follows:

                                                   YEAR ENDED DECEMBER 31,
                                                  ----------------------------
                                                    1997      1996      1995
                                                  --------  --------  --------
      Proceeds................................... $968,184  $777,107  $645,889
                                                  ========  ========  ========
      Gross realized gains....................... $ 19,165  $  9,697  $  9,668
      Gross realized losses......................  (11,997)  (12,291)  (16,405)
                                                  --------  --------  --------
      Net realized gains (losses)................ $  7,168  $ (2,594) $ (6,737)
                                                  ========  ========  ========

At December 31, 1997, investments with an aggregate carrying value of $3,970 were on deposit with regulatory authorities or were restrictively held in bank custodial accounts for the benefit of such regulatory authorities as required by statute.

Realized investment gains (losses) and changes in unrealized gains (losses) for investments are summarized below:

                                                           REALIZED
                                                  ----------------------------
                                                   YEAR ENDED DECEMBER 31,
                                                  ----------------------------
                                                    1997      1996      1995
                                                  --------  --------  --------
      Debt securities............................ $  7,168  $ (2,594) $ (6,737)
      Common stock...............................      --        244       --
      Preferred stock............................       (7)      (44)      --
      Short-term investments.....................       (6)     (115)      (26)
      Mortgage loans on real estate..............      287   (12,415)   (3,650)
      Real estate................................    4,059       --       (628)
      Other invested assets......................    5,035     6,872    11,109
                                                  --------  --------  --------
                                                    16,536    (8,052)       68
      Tax effect.................................     (747)       87       343
      Transfer to interest maintenance reserve...  (14,958)   (4,142)   (3,788)
                                                  --------  --------  --------
      Total realized gains (losses).............. $    831  $(12,107) $ (3,377)
                                                  ========  ========  ========
                                                     CHANGE IN UNREALIZED
                                                  ----------------------------
                                                   YEAR ENDED DECEMBER 31,
                                                  ----------------------------
                                                    1997      1996      1995
                                                  --------  --------  --------
      Debt securities............................ $ 56,129  $(87,888) $266,783
      Equity securities..........................       21      (190)       74
                                                  --------  --------  --------
      Change in unrealized appreciation.......... $ 56,150  $(88,078) $266,857
                                                  ========  ========  ========

                       AUSA LIFE INSURANCE COMPANY, INC.

                            (DOLLARS IN THOUSANDS)

Gross unrealized gains and gross unrealized losses on equity securities at December 31, 1997, 1996 and 1995 were as follows:

                                                                 YEAR ENDED
                                                                DECEMBER 31,
                                                               ----------------
                                                               1997  1996  1995
                                                               ----  ----  ----
      Unrealized gains........................................ $ 38  $ 16  $206
      Unrealized losses.......................................  (12)  (11)  (11)
                                                               ----  ----  ----
      Net unrealized gains.................................... $ 26  $  5  $195
                                                               ====  ====  ====

During 1997, the Company issued mortgage loans with interest rates ranging from 8.10% to 8.72%. The maximum percentage of any one loan to the value of the underlying real estate at origination was 85%. No mortgage loans were non-income producing for the previous twelve months and, accordingly, no accrued interest related to these mortgage loans was excluded from investment income. During 1997, the Company refinanced the mortgage loans of one property with an aggregate carrying value of $24,888 to reduce the interest rates, as a result of the current interest rate environment. The Company requires all mortgage loans to carry fire insurance equal to the value of the underlying property.

During 1997, 1996 and 1995, there were $4,427, $28,929 and $14,264, respectively, in foreclosed mortgage loans that were transferred to real estate. At December 31, 1997 and 1996, the Company held a mortgage loan loss reserve in the asset valuation reserve of $20,191 and $8,368, respectively. The mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

       GEOGRAPHIC DISTRIBUTION
       -----------------------
                         DECEMBER 31,
                         --------------
                          1997    1996
                         ------  ------
Pacific.................     20%      2%
South Atlantic..........     20      37
Mid-Atlantic............     16       5
E. North Central........     16      21
Mountain................     15      15
New England.............      7      10
W. North Central........      2       5
W. South Central........      2       5
E. South Central........      2     --

      PROPERTY TYPE DISTRIBUTION
      --------------------------
                         DECEMBER 31,
                         --------------
                          1997    1996
                         ------  ------
Office..................     30%     42%
Apartment...............     23      10
Retail..................     19      30
Other...................     15      17
Industrial..............     13       1

At December 31, 1997, the Company had the following investments, excluding U.
S. Government guaranteed or insured issues, which individually represented more than ten percent of capital and surplus and the asset valuation reserve:

                                                                        CARRYING
      DESCRIPTION OF SECURITY                                            VALUE
      -----------------------                                           --------
      Bonds:
        Chase Manhattan Corp........................................... $37,953

The Company utilizes an interest rate swap agreement as part of its efforts to hedge and manage fluctuations in the market value of its investment portfolio attributable to changes in general interest rate levels and to manage duration mismatch of assets and liabilities. The contract or notional amounts of those instruments reflect the extent of involvement in the various types of financial instruments.

The Company's exposure to credit risk is the risk of loss from a counterparty failing to perform according to the terms of the contract. That exposure includes settlement risk (i.e., the risk that the counterparty defaults after the Company

                       AUSA LIFE INSURANCE COMPANY, INC.

                            (DOLLARS IN THOUSANDS)

has delivered funds or securities under terms of the contract) that would result in an accounting loss and replacement cost risk (i.e., the cost to replace the contract at current market rates should the counterparty default prior to settlement date). Credit loss exposure resulting from nonperformance by a counterparty for commitments to extend credit is represented by the contractual amounts of the instruments.

At December 31, 1997 and 1996, the Company's outstanding financial instruments with on and off-balance sheet risks, shown in notional amounts, are summarized as follows:

                                                                      NOTIONAL
                                                                       AMOUNT
                                                                    ------------
                                                                     1997   1996
                                                                    ------- ----
      Derivative securities:
        Interest rate swaps:
          Receive fixed--pay floating.............................. $50,800 $--

4. REINSURANCE

The Company reinsures portions of risk on certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligation under the reinsurance treaty.

Premiums earned reflect the following reinsurance assumed and ceded amounts for the year ended December 31:

                                                1997        1996        1995
                                             ----------  ----------  ----------
      Direct premiums....................... $1,309,731  $1,185,163  $1,244,902
      Reinsurance assumed...................      6,905       9,962      37,423
      Reinsurance ceded.....................     (5,268)    (29,141)    (40,072)
                                             ----------  ----------  ----------
      Net premiums earned................... $1,311,368  $1,165,984  $1,242,253
                                             ==========  ==========  ==========

The Company received reinsurance recoveries in the amounts of $1,992, $1,758 and $1,417 during 1997, 1996 and 1995, respectively.

The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 1997 and 1996 of $153,092 and $157,421, respectively.

On December 31, 1993, the Company and MONY entered into an assumption reinsurance agreement whereby all of the general account liabilities were novated to the Company from MONY as state approvals were received.

In accordance with the agreement, MONY will receive payments relating to the performance of the assets and liabilities that exist at the date of closing for a period of nine years. These payments will be reduced for certain administrative expenses as defined in the agreement. The Company will recognize operating gains and losses on renewal premiums received after December 31, 1993 of the business in-force at December 31, 1993, and on all new business written after that date. At the end of nine years, the Company will purchase from MONY the remaining transferred business inforce based upon a formula described in the agreement. At December 31, 1997 and 1996, the Company owed MONY $56,952 and $67,217, respectively, which represents the amount earned by MONY under the gain sharing calculation and certain fees for investment management services for the respective years.

In connection with the transaction, MONY purchased $150,000 and $50,000 in Series A and Series B notes, respectively, of AEGON. The proceeds were used to enhance the surplus of the Company. Both the Series A and Series B notes bear a market rate of interest and mature in nine years from the date of closing.

                       AUSA LIFE INSURANCE COMPANY, INC.

                            (DOLLARS IN THOUSANDS)

AEGON provides general and administrative services for the transferred business under a related agreement with MONY. The agreement specifies prescribed rates for expenses to administer the business up to certain levels. In addition, AEGON also provides investment management services on the assets underlying the new business written by the Company while MONY continues to provide investment management services for assets supporting the remaining policy liabilities which were transferred at December 31, 1993.

On October 1, 1995, the Company entered into a reinsurance agreement with a non-affiliate. As a result, the Company received $4,242 of assets, including $38 of cash, and $4,312 of liabilities. The difference between the assets and the liabilities of $70 was charged directly to unassigned surplus.

5. INCOME TAXES

The Company files a separate federal income tax return.

Federal income tax expense differs from the amount computed by applying the statutory federal income tax rate to gain from operations before federal income taxes and net realized capital gains (losses) on investments primarily due to differences in the statutory and tax treatment of certain investments, deferred policy acquisition costs, dividends received deduction, carryforward (utilization) of operating loss, and IMR amortization.

Federal income tax expense (benefit) differs from the amount computed by applying the statutory federal income tax rate to realized gains (losses) due to the agreement between MONY and the Company, as discussed in Note 4 to the financial statements. In accordance with this agreement, these gains and losses are included in the net payments MONY will receive relating to the performance of the assets that existed at the date of closing. Accordingly, income taxes relating to gains and losses on such assets are not provided for on the income tax return filed by the Company.

Prior to 1984, as provided for under the Life Insurance Company Tax Act of 1959, a portion of statutory income was not subject to current taxation but was accumulated for income tax purposes in a memorandum account referred to as the policyholders' surplus account. No federal income taxes have been provided for in the financial statements on income deferred in the policyholders' surplus account ($2,428 at December 31, 1997). To the extent dividends are paid from the amount accumulated in the policyholders' surplus account, net earnings would be reduced by the amount of tax required to be paid. Should the entire amount in the policyholders' surplus account become taxable, the tax thereon computed at current rates would amount to approximately $850.

At December 31, 1997, the Company had net operating loss carryforwards of approximately $19,155 which expire through 2011.

An examination by the Internal Revenue Service is underway for years 1993-
1995.

                       AUSA LIFE INSURANCE COMPANY, INC.

                             (DOLLARS IN THOUSANDS)


6. POLICY AND CONTRACT ATTRIBUTES

A portion of the Company's policy reserves and other policyholders' funds relate to liabilities established on a variety of the Company's products that are not subject to significant mortality or morbidity risk; however, there may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, are summarized as follows:

                                                      DECEMBER 31,
                                          -------------------------------------
                                                 1997               1996
                                          ------------------ ------------------
                                                     PERCENT            PERCENT
                                                       OF                 OF
                                            AMOUNT    TOTAL    AMOUNT    TOTAL
                                          ---------- ------- ---------- -------
      Subject to discretionary
       withdrawal with market value
       adjustment.......................  $  910,528     9%  $  834,176     9%
      Subject to discretionary
       withdrawal at book value less
       surrender charge.................   1,045,807    11    1,619,210    18
      Subject to discretionary
       withdrawal at market value.......   2,950,639    30    2,361,359    27
      Subject to discretionary
       withdrawal at book value (minimal
       or no charges or adjustments)....   2,616,308    27    1,951,742    22
      Not subject to discretionary
       withdrawal provision.............   2,317,823    23    2,139,682    24
                                          ----------   ---   ----------   ---
                                           9,841,105   100%   8,906,169   100%
                                                       ===                ===
      Less reinsurance ceded............     152,726            157,039
                                          ----------         ----------
          Total policy reserves on
           annuities and deposit fund
           liabilities..................  $9,688,379         $8,749,130
                                          ==========         ==========

                       AUSA LIFE INSURANCE COMPANY, INC.

                            (DOLLARS IN THOUSANDS)


Separate and variable account assets held by the Company represent contracts where the benefit is determined by the performance of the investments held in the separate account. Information regarding the separate accounts of the Company as of and for the years ended December 31, 1997, 1996 and 1995 is as follows:

                                           GUARANTEED NON-GUARANTEED
                                            SEPARATE     SEPARATE
                                            ACCOUNT      ACCOUNT       TOTAL
                                           ---------- -------------- ----------
      Premiums, deposits and other
       considerations for the year ended
       December 31, 1997.................. $  147,638   $  648,056   $  795,694
                                           ==========   ==========   ==========
      Reserves for separate accounts with
       assets as of December 31, 1997 at:
        Fair value........................ $2,204,931   $2,767,245   $4,972,176
        Amortized cost....................    622,703          --       622,703
                                           ----------   ----------   ----------
          Total........................... $2,827,634   $2,767,245   $5,594,879
                                           ==========   ==========   ==========
      Premiums, deposits and other
       considerations for the year ended
       December 31, 1996.................. $      --    $  747,506   $  747,506
                                           ==========   ==========   ==========
      Reserves for separate accounts with
       assets as of December 31, 1996 at:
        Fair value........................ $2,022,843   $2,178,445   $4,201,288
        Amortized cost....................    613,565          --       613,565
                                           ----------   ----------   ----------
          Total........................... $2,636,408   $2,178,445   $4,814,853
                                           ==========   ==========   ==========
      Premiums, deposits and other
       considerations for the year ended
       December 31, 1995.................. $      --    $  553,110   $  553,110
                                           ==========   ==========   ==========
      Reserves for separate accounts with
       assets as of December 31, 1995 at:
        Fair value........................ $2,147,500   $1,557,952   $3,705,452
        Amortized cost....................    599,254          --       599,254
                                           ----------   ----------   ----------
          Total........................... $2,746,754   $1,557,952   $4,304,706
                                           ==========   ==========   ==========

                       AUSA LIFE INSURANCE COMPANY, INC.

                             (DOLLARS IN THOUSANDS)


There may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of separate account liabilities on these products, by withdrawal characteristics, are summarized as follows:

                                                            NON-
                                              GUARANTEED GUARANTEED
                                               SEPARATE   SEPARATE
                                               ACCOUNT    ACCOUNT     TOTAL
                                              ---------- ---------- ----------
      DECEMBER 31, 1997
        Subject to discretionary withdrawal
         with market value adjustment........ $  358,061 $      --  $  358,061
        Subject to discretionary withdrawal
         at book value less surrender
         charge..............................    264,642        --     264,642
        Subject to discretionary withdrawal
         at market value.....................    180,802  2,767,245  2,948,047
        Not subject to discretionary
         withdrawal..........................  2,024,129        --   2,024,129
                                              ---------- ---------- ----------
                                              $2,827,634 $2,767,245 $5,594,879
                                              ========== ========== ==========
      DECEMBER 31, 1996
        Subject to discretionary withdrawal
         with market value adjustment........ $  269,991 $      --  $  269,991
        Subject to discretionary withdrawal
         at book value less surrender
         charge..............................    279,399        --     279,399
        Subject to discretionary withdrawal
         at market value.....................    181,158  2,178,445  2,359,603
        Not subject to discretionary
         withdrawal..........................  1,905,860        --   1,905,860
                                              ---------- ---------- ----------
                                              $2,636,408 $2,178,445 $4,814,853
                                              ========== ========== ==========

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

                                                      1997     1996     1995
                                                    -------- -------- --------
      Transfers as reported in the summary of
       operations of the separate accounts
       statement:
        Transfers to separate accounts............. $795,663 $747,677 $553,110
        Transfers from separate accounts...........  767,049  505,592  406,978
                                                    -------- -------- --------
      Net transfers to (from) separate accounts....   28,614  242,085  146,132
      Reconciling adjustments--HUB level fees not
       paid to AUSA general account................   13,756   13,520    7,904
        Fees paid to external fund manager.........      120       67       44
                                                    -------- -------- --------
      Net adjustments..............................   13,876   13,587    7,948
                                                    -------- -------- --------
      Transfers as reported in the summary of
       operations of the life, accident and health
       annual statement............................ $ 42,490 $255,672 $154,080
                                                    ======== ======== ========

                       AUSA LIFE INSURANCE COMPANY, INC.

                            (DOLLARS IN THOUSANDS)


Reserves on the Company's traditional life products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy's paid-through date to the policy's next anniversary date. At December 31, 1997 and 1996, these assets (which are reported as premiums deferred and uncollected) and the amounts of the related gross premiums and loadings, are as follows:

                                                         GROSS   LOADING  NET
                                                         ------  ------- ------
      DECEMBER 31, 1997
        Ordinary direct first year business............. $  460  $  336  $  124
        Ordinary direct renewal business................  6,138   1,081   5,057
        Group life direct business......................  1,267     433     834
        Credit life.....................................     41     --       41
        Reinsurance ceded...............................    (14)    --      (14)
                                                         ------  ------  ------
                                                          7,892   1,850   6,042
        Accident and health:
          Direct........................................    325     --      325
          Reinsurance ceded.............................    (51)    --      (51)
                                                         ------  ------  ------
            Total accident and health...................    274     --      274
                                                         ------  ------  ------
                                                         $8,166  $1,850  $6,316
                                                         ======  ======  ======
      DECEMBER 31, 1996
        Ordinary direct first year business............. $  409  $  226  $  183
        Ordinary direct renewal business................  6,277   1,037   5,240
        Group life direct business......................  1,414     499     915
        Credit life.....................................      5     --        5
        Reinsurance ceded...............................   (163)    --     (163)
                                                         ------  ------  ------
                                                          7,942   1,762   6,180
        Accident and health:
          Direct........................................    270     --      270
          Reinsurance ceded.............................    --      --      --
                                                         ------  ------  ------
            Total accident and health...................    270     --      270
                                                         ------  ------  ------
                                                         $8,212  $1,762  $6,450
                                                         ======  ======  ======

At December 31, 1997 and 1996, the Company had insurance in force aggregating $597,855 and $615,025, respectively, in which the gross premiums are less than the net premiums required by the valuation standards established by the Department of Insurance of the State of New York. The Company established policy reserves of $1,476 and $1,520 to cover these deficiencies at December 31, 1997 and 1996, respectively.

7. DIVIDEND RESTRICTIONS

Generally, an insurance company's ability to pay dividends is limited to the amount that their net assets, as determined in accordance with statutory accounting practices, exceed minimum statutory capital requirements. However, payment of such amounts as dividends may be subject to approval by regulatory authorities. The Company is not entitled to pay out any dividends in 1998 without prior approval.

8. RETIREMENT AND COMPENSATION PLANS

The Company's employees participate in a qualified benefit pension plan sponsored by AEGON. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from AEGON. The

                       AUSA LIFE INSURANCE COMPANY, INC.

                            (DOLLARS IN THOUSANDS)

pension expense is allocated among the participating companies based on the FASB 87 expense as a percent of salaries. The benefits are based on years of service and the employee's compensation during the highest five consecutive years of employment. The Company was allocated $0, $13 and $14 of pension expense for the years ended December 31, 1997, 1996 and 1995, respectively. The plan is subject to the reporting and disclosure requirements of the Employee Retirement Income Security Act of 1974.

The Company's employees also participate in a contributory defined contribution plan sponsored by AEGON which is qualified under Section 401(k) of the Internal Revenue Service Code. Employees of the Company who customarily work at least 1,000 hours during each calendar year and meet the other eligibility requirements, are participants of the plan. Participants may elect to contribute up to fifteen percent of their salary to the plan. The Company will match an amount up to three percent of the participant's salary. Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement Income Security Act of 1974. The Company was allocated $12, $21 and $8 of expense for the years ended December 31, 1997, 1996 and 1995, respectively.

AEGON sponsors supplemental retirement plans to provide the Company's senior management with benefits in excess of normal pension benefits. The plans are noncontributory and benefits are based on years of service and the employee's compensation level. The plans are unfunded and nonqualified under the Internal Revenue Service Code. In addition, AEGON has established incentive deferred compensation plans for certain key employees of the Company. AEGON also sponsors an employee stock option plan for individuals employed at least three years and a stock purchase plan for its producers, with the participating affiliated companies establishing their own eligibility criteria, producer contribution limits and company matching formula. These plans have been accrued or funded as deemed appropriate by management of AEGON and the Company.

In addition to pension benefits, the Company participates in plans sponsored by AEGON that provide postretirement medical, dental and life insurance benefits to employees meeting certain eligibility requirements. Portions of the medical and dental plans are contributory. The expenses of the postretirement plans calculated on the pay-as-you-go basis are charged to affiliates in accordance with an intercompany cost sharing arrangement. The Company expensed $2 for each of the years ended December 31, 1996 and 1995. No expense related to these plans was recorded for 1997.

9. RELATED PARTY TRANSACTIONS

In accordance with an agreement between AEGON and the Company, AEGON will ensure the maintenance of certain minimum tangible net worth, operating leverage and liquidity levels of the Company, as defined in the agreement, through the contribution of additional capital by the Company's parent as needed.

The Company shares certain officers, employees and general expenses with affiliated companies.

The Company receives data processing, investment advisory and management, marketing and administration services from certain affiliates. During 1997, 1996 and 1995, the Company paid $7,330, $5,739 and $6,761, respectively, for these services, which approximates their costs to the affiliates.

Payable to affiliates and intercompany borrowings bear interest at the thirty-day commercial paper rate of 5.60% at December 31, 1997. During 1997, 1996 and 1995, the Company paid net interest of $142, $29 and $289, respectively, to affiliates.

10. COMMITMENTS AND CONTINGENCIES

The Company is a party to legal proceedings incidental to its business. Although such litigation sometimes includes substantial demands for compensatory and punitive damages, in addition to contract liability, it is management's opinion, after consultation with counsel and a review of available facts, that damages arising from such demands will not be material to the Company's financial position.

                       AUSA LIFE INSURANCE COMPANY, INC.

   NOTES TO SUPPLEMENTAL FINANCIAL STATEMENTS--STATUTORY BASIS--(CONCLUDED)
                            (DOLLARS IN THOUSANDS)


The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. In accordance with the purchase agreement, assessments related to periods prior to the purchase of the Company will be paid by Dreyfus. Assessments attributable to business reinsured from MONY for premiums received prior to the date of the transaction will be paid by MONY. The Company will be responsible for assessments, if any, attributable to premium income after the date of purchase. Assessments are charged to operations when received by the Company except where right of offset against other taxes paid is allowed by law; amounts available for future offsets are recorded as an asset on the Company's balance sheet. Potential future obligations for unknown insolvencies are not determinable by the Company. The future obligation has been based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Association. The guaranty fund expense was $586, $246 and $(204) for the years ended December 31, 1997, 1996 and 1995, respectively.

11. YEAR 2000 (UNAUDITED)

AEGON has adopted and has in place a Year 2000 Assessment and Planning Project (the "Project") to review and analyze its information technology and systems to determine if they are Year 2000 compatible. The Company has begun to convert or modify, where necessary, critical data processing systems. It is contemplated that the plan will be substantially completed by early 1999. The Company does not expect this project to have a significant effect on operations. However, to mitigate the effect of outside influences upon the success of the project, the Company has undertaken communications with its significant customers, suppliers and other third parties to determine their Year 2000 compatibility and readiness. Management believes that the issues associated with the Year 2000 will be resolved with no material financial impact on the Company.

Since the Year 2000 computer problem, and its resolution, is complex and multifaceted, the success of a response plan cannot be conclusively known until the Year 2000 is reached (or an earlier date to the extent that systems or equipment addresses Year 2000 date data prior to the Year 2000). Even with appropriate and diligent pursuit of a well-conceived project, including testing procedures, there is no certainty that any company will achieve complete success. Notwithstanding the efforts or results of the Company, its ability to function unaffected to and through the Year 2000 may be adversely affected by actions (or failure to act) of third parties beyond its knowledge or control.

                              FINANCIAL STATEMENTS

               FIRST PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY
                               SEPARATE ACCOUNT B

                     Years ended December 31, 1997 and 1996
                      with Report of Independent Auditors

               FIRST PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY
                               SEPARATE ACCOUNT B

                              FINANCIAL STATEMENTS

                     YEARS ENDED DECEMBER 31, 1997 AND 1996

                                    CONTENTS

Report of Independent Auditors.............................................  F-3
Audited Financial Statements
Statements of Assets and Liabilities.......................................  F-4
Statements of Operations...................................................  F-5
Statements of Changes in Net Assets........................................  F-9
Notes to Financial Statements.............................................. F-13

                        REPORT OF INDEPENDENT AUDITORS

Contract Owners
First Providian Life and Health Insurance Company Separate Account B

  We have audited the accompanying statements of assets and liabilities of First Providian Life and Health Insurance Company Separate Account B (compris-ing the Money Market, High-Grade Bond, Balanced, Equity Index, Growth, Equity Income, International, High Yield Bond and Small Company Growth Subaccounts) as of December 31, 1997 and 1996, and the related statements of operations and changes in net assets for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to ex-press an opinion on these financial statements based on our audits.

  We conducted our audits in accordance with generally accepted auditing stan-dards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of mate-rial misstatement. An audit includes examining, on a test basis, evidence sup-porting the amounts and disclosures in the financial statements. Our proce-dures included confirmation of securities owned as of December 31, 1997 and 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting the First Providian Life and Health Insurance Company Separate Account B at December 31, 1997 and 1996, and the results of their op-erations and changes in their net assets for the years then ended in confor-mity with generally accepted accounting principles.


/s/ Ernst & Young LLP

Louisville, Kentucky
April 24, 1998

               FIRST PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY
                               SEPARATE ACCOUNT B

                      STATEMENTS OF ASSETS AND LIABILITIES

                                                             DECEMBER 31
                                                      -------------------------
                                                          1997         1996
                                                      ------------ ------------
ASSETS
Investments:
 Money Market Portfolio (cost: $20,448,432 and
  $16,979,591 in 1997 and 1996, respectively)........ $ 20,448,432 $ 16,979,591
 High-Grade Bond Portfolio (cost: $14,291,681 and
  $10,052,147 in 1997 and 1996, respectively)........   14,793,669   10,253,364
 Balanced Portfolio (cost: $20,127,638 and
  $13,721,750 in 1997 and 1996, respectively)........   24,783,934   16,657,085
 Equity Index Portfolio (cost: $29,563,753 and
  $17,674,415 in 1997 and 1996, respectively)........   40,805,099   22,875,329
 Growth Portfolio (cost: $22,102,380 and $13,823,615
  in 1997 and 1996, respectively)....................   28,539,663   17,276,890
 Equity Income Portfolio (cost: $14,059,358 and
  $7,174,320 in 1997 and 1996, respectively).........   18,442,399    8,840,883
 International Portfolio (cost: $12,399,847 and
  $8,405,989 in 1997 and 1996, respectively).........   11,421,875    9,295,395
 High Yield Bond Portfolio (cost: $7,696,607 and
  $2,701,505 in 1997 and 1996, respectively).........    7,830,602    2,745,802
 Small Company Growth Portfolio (cost: $7,976,350 and
  $2,417,280 in 1997 and 1996, respectively).........    8,152,760    2,391,705
                                                      ------------ ------------
Total investments....................................  175,218,433  107,316,044
Amounts due from Fund Manager........................        2,073        1,753
                                                      ------------ ------------
TOTAL ASSETS.........................................  175,220,506  107,317,797
LIABILITIES
 Amounts due to First Providian Life and Health
  Insurance Company..................................       43,424       33,164
                                                      ------------ ------------
NET ASSETS........................................... $175,177,082 $107,284,633
                                                      ============ ============
NET ASSETS ATTRIBUTABLE TO VARIABLE ANNUITY CONTRACT
 OWNERS
 Money Market Subaccount............................. $ 20,457,884 $ 16,986,272
 High-Grade Bond Subaccount..........................   14,791,141   10,248,835
 Balanced Subaccount.................................   24,775,673   16,645,306
 Equity Index Subaccount.............................   40,795,168   22,871,121
 Growth Subaccount...................................   28,525,331   17,268,173
 Equity Income Subaccount............................   18,435,239    8,837,503
 International Subaccount............................   11,417,041    9,291,127
 High Yield Bond Subaccount..........................    7,829,900    2,745,296
 Small Company Growth Subaccount.....................    8,149,705    2,391,000
                                                      ------------ ------------
Net assets attributable to variable annuity contract
 owners.............................................. $175,177,082 $107,284,633
                                                      ============ ============

See accompanying notes.

               FIRST PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY
                               SEPARATE ACCOUNT B

                            STATEMENT OF OPERATIONS

                          YEAR ENDED DECEMBER 31, 1997

                                       HIGH-GRADE
                          MONEY MARKET    BOND     BALANCED  EQUITY INDEX   GROWTH
                          ------------ ---------- ---------- ------------ ----------
Investment income:
 Dividends..............  $ 1,089,090  $  769,546 $1,843,845 $   890,735  $  944,982
Expenses:
Mortality and expense
 risk and administrative
 charges................       81,133      58,126     92,353     108,854     106,904
                          -----------  ---------- ---------- -----------  ----------
Net investment income...    1,007,957     711,420  1,751,492     781,881     838,078
Realized and unrealized
 gain on investments:
 Net realized gain from
  investment
  transactions:
  Proceeds from sales...   31,197,423   2,169,456  3,342,976   7,191,384   5,978,798
  Cost of investments
   sold.................   31,197,423   2,132,105  2,673,312   5,239,158   4,572,591
                          -----------  ---------- ---------- -----------  ----------
                                  --       37,351    669,664   1,952,226   1,406,207
 Net unrealized
  appreciation
  (depreciation) of
  investments:
  At end of year........          --      501,988  4,656,296  11,241,346   6,437,283
  At beginning of year..          --      201,217  2,935,335   5,200,914   3,453,275
                          -----------  ---------- ---------- -----------  ----------
                                  --      300,771  1,720,961   6,040,432   2,984,008
                          -----------  ---------- ---------- -----------  ----------
Net gain (loss) on in-
 vestments..............          --      338,122  2,390,625   7,992,658   4,390,215
                          -----------  ---------- ---------- -----------  ----------
Net increase in net
 assets resulting from
 operations.............  $ 1,007,957  $1,049,542 $4,142,117 $ 8,774,539  $5,228,293
                          ===========  ========== ========== ===========  ==========


See accompanying notes.

               FIRST PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY
                               SEPARATE ACCOUNT B

                      STATEMENT OF OPERATIONS--(CONTINUED)

                          YEAR ENDED DECEMBER 31, 1997

                                                                SMALL
                            EQUITY                 HIGH YIELD  COMPANY
                            INCOME   INTERNATIONAL    BOND      GROWTH       TOTAL
                          ---------- ------------- ---------- ----------  -----------
Investment income:
 Dividends..............  $  685,609  $   294,038  $  445,874 $   30,364  $ 6,994,083
Expenses:
Mortality and expense
 risk and administrative
 charges................      62,508       55,141      17,899     22,515      605,433
                          ----------  -----------  ---------- ----------  -----------
Net investment income...     623,101      238,897     427,975      7,849    6,388,650
Realized and unrealized
 gain on investments:
 Net realized gain from
  investment
  transactions:
  Proceeds from sales...   2,431,683    7,434,769   4,397,959  4,538,459   68,682,907
  Cost of investments
   sold.................   1,873,506    5,669,815   4,392,502  4,292,039   62,042,451
                          ----------  -----------  ---------- ----------  -----------
                             558,177    1,764,954       5,457    246,420    6,640,456
 Net unrealized
  appreciation
  (depreciation) of
  investments:
  At end of year........   4,383,041     (977,972)    133,995    176,410   26,552,387
  At beginning of year..   1,666,563      889,406      44,297    (25,575)  14,365,432
                          ----------  -----------  ---------- ----------  -----------
                           2,716,478   (1,867,378)     89,698    201,985   12,186,955
                          ----------  -----------  ---------- ----------  -----------
Net gain (loss) on in-
 vestments..............   3,274,655     (102,424)     95,155    448,405   18,827,411
                          ----------  -----------  ---------- ----------  -----------
Net increase in net
 assets resulting from
 operations.............  $3,897,756  $   136,473  $  523,130 $  456,254  $25,216,061
                          ==========  ===========  ========== ==========  ===========


See accompanying notes.

               FIRST PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY
                               SEPARATE ACCOUNT B

                            STATEMENT OF OPERATIONS

                          YEAR ENDED DECEMBER 31, 1996

                                      HIGH-GRADE
                         MONEY MARKET    BOND      BALANCED  EQUITY INDEX   GROWTH
                         ------------ ----------  ---------- ------------ ----------
Investment income:
 Dividends.............. $   700,008  $  614,949  $1,118,903  $  466,230  $  786,684
Expenses:
 Mortality and expense
  risk and
  administrative
  charges...............      61,227      45,105      49,446      88,387      65,020
                         -----------  ----------  ----------  ----------  ----------
Net investment income...     638,781     569,844   1,069,457     377,843     721,664
Realized and unrealized
 gain (loss) on
 investments:
 Net realized gain
  (loss) from investment
  transactions:
  Proceeds from sales...  13,240,998   1,801,202   2,323,702   4,613,638   4,258,500
  Cost of investments
   sold.................  13,240,998   1,808,041   1,922,381   3,745,134   3,324,278
                         -----------  ----------  ----------  ----------  ----------
                                 --       (6,839)    401,321     868,504     934,222
 Net unrealized
  appreciation
  (depreciation) of
  investments:
  At end of year........         --      201,217   2,935,335   5,200,914   3,453,275
  At beginning of year..         --      457,473   2,243,733   2,661,479   2,004,154
                         -----------  ----------  ----------  ----------  ----------
                                 --     (256,256)    691,602   2,539,435   1,449,121
                         -----------  ----------  ----------  ----------  ----------
Net gain (loss) on
 investments............         --     (263,095)  1,092,923   3,407,939   2,383,343
                         -----------  ----------  ----------  ----------  ----------
Net increase in net
 assets resulting from
 operations............. $   638,781  $  306,749  $2,162,380  $3,785,782  $3,105,007
                         ===========  ==========  ==========  ==========  ==========


See accompanying notes.

               FIRST PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY
                               SEPARATE ACCOUNT B

                      STATEMENT OF OPERATIONS--(CONTINUED)

                          YEAR ENDED DECEMBER 31, 1996

                           EQUITY                 HIGH YIELD SMALL COMPANY
                           INCOME   INTERNATIONAL    BOND       GROWTH        TOTAL
                         ---------- ------------- ---------- ------------- -----------
Investment income:
 Dividends.............. $  349,987  $  323,226    $ 61,355    $  5,016    $ 4,426,358
Expenses:
 Mortality and expense
  risk and
  administrative
  charges...............     33,328      38,473       2,732       2,347        386,065
                         ----------  ----------    --------    --------    -----------
Net investment income...    316,659     284,753      58,623       2,669      4,040,293
Realized and unrealized
 gain (loss) on
 investments:
 Net realized gain
  (loss) from investment
  transactions:
  Proceeds from sales...  1,256,081   2,597,230     768,131     686,636     31,546,118
  Cost of investments
   sold.................  1,005,412   2,340,779     757,465     622,015     28,766,503
                         ----------  ----------    --------    --------    -----------
                            250,669     256,451      10,666      64,621      2,779,615
 Net unrealized
  appreciation
  (depreciation) of
  investments:
  At end of year........  1,666,563     889,406      44,297     (25,575)    14,365,432
  At beginning of year..    982,236     468,578         --          --       8,817,653
                         ----------  ----------    --------    --------    -----------
                            684,327     420,828      44,297     (25,575)     5,547,779
                         ----------  ----------    --------    --------    -----------
Net gain (loss) on
 investments............    934,996     677,279      54,963      39,046      8,327,394
                         ----------  ----------    --------    --------    -----------
Net increase in net
 assets resulting from
 operations............. $1,251,655  $  962,032    $113,586    $ 41,715    $12,367,687
                         ==========  ==========    ========    ========    ===========


See accompanying notes.

               FIRST PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY
                               SEPARATE ACCOUNT B

                       STATEMENT OF CHANGES IN NET ASSETS

                          YEAR ENDED DECEMBER 31, 1997

                                        HIGH-GRADE
                          MONEY MARKET     BOND       BALANCED    EQUITY INDEX    GROWTH
                          ------------  -----------  -----------  ------------  -----------
Balances at January 1,
 1997...................  $16,986,272   $10,248,835  $16,645,306  $22,871,121   $17,268,173
Increase in net assets
 resulting from opera-
 tions:
 Net investment income..    1,007,957       711,420    1,751,492      781,881       838,078
 Net realized gain on
  investments...........          --         37,351      669,664    1,952,226     1,406,207
 Net unrealized
  appreciation
  (depreciation) of
  investments...........          --        300,771    1,720,961    6,040,432     2,984,008
                          -----------   -----------  -----------  -----------   -----------
Net increase in net
 assets resulting from
 operations.............    1,007,957     1,049,542    4,142,117    8,774,539     5,228,293
Changes from variable
 annuity contract
 transactions:
 Transfers of net
  premiums..............   14,421,833     1,377,598    4,587,067    8,423,168     6,911,182
 Transfers for
  terminations..........   (2,115,310)     (434,184)    (500,566)    (896,111)     (535,567)
 Transfers for annuity
  benefits..............          --            --        (2,347)         --         (1,307)
 Net transfers within
  Separate Account B....   (9,842,868)    2,549,350      (95,904)   1,622,451      (345,443)
                          -----------   -----------  -----------  -----------   -----------
Net increase in net
 assets derived from
 variable annuity
 contract transactions..    2,463,655     3,492,764    3,988,250    9,149,508     6,028,865
                          -----------   -----------  -----------  -----------   -----------
Net increase in net
 assets.................    3,471,612     4,542,306    8,130,367   17,924,047    11,257,158
                          -----------   -----------  -----------  -----------   -----------
Balances at December 31,
 1997...................  $20,457,884   $14,791,141  $24,775,673  $40,795,168   $28,525,331
                          ===========   ===========  ===========  ===========   ===========


See accompanying notes.

               FIRST PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY
                               SEPARATE ACCOUNT B

                STATEMENT OF CHANGES IN NET ASSETS--(CONTINUED)

                          YEAR ENDED DECEMBER 31, 1997

                                                                   SMALL
                            EQUITY                   HIGH YIELD   COMPANY
                            INCOME     INTERNATIONAL    BOND       GROWTH       TOTAL
                          -----------  ------------- ----------  ----------  ------------
Balances at January 1,
 1997...................  $ 8,837,503   $ 9,291,127  $2,745,296  $2,391,000  $107,284,633
Increase in net assets
 resulting from
 operations:
 Net investment income..      623,101       238,897     427,975       7,849     6,388,650
 Net realized gain on
  investments...........      558,177     1,764,954       5,457     246,420     6,640,456
 Net unrealized
  appreciation
  (depreciation) of
  investments...........    2,716,478    (1,867,378)     89,698     201,985    12,186,955
                          -----------   -----------  ----------  ----------  ------------
Net increase in net
 assets resulting from
 operations.............    3,897,756       136,473     523,130     456,254    25,216,061
Changes from variable
 annuity contract
 transactions:
 Transfers of net
  premiums..............    4,104,689     3,093,905   3,211,308   2,724,977    48,855,727
 Transfers for
  terminations..........     (485,849)     (578,487)   (561,540)    (68,071)   (6,175,685)
 Transfers for annuity
  benefits..............          --            --          --          --         (3,654)
 Net transfers within
  Separate Account B....    2,081,140      (525,977)  1,911,706   2,645,545           --
                          -----------   -----------  ----------  ----------  ------------
Net increase in net
 assets derived from
 variable annuity
 contract transactions..    5,699,980     1,989,441   4,561,474   5,302,451    42,676,388
                          -----------   -----------  ----------  ----------  ------------
Net increase in net
 assets.................    9,597,736     2,125,914   5,084,604   5,758,705    67,892,449
                          -----------   -----------  ----------  ----------  ------------
Balances at December 31,
 1997...................  $18,435,239   $11,417,041  $7,829,900  $8,149,705  $175,177,082
                          ===========   ===========  ==========  ==========  ============


See accompanying notes.

               FIRST PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY
                               SEPARATE ACCOUNT B

                       STATEMENT OF CHANGES IN NET ASSETS

                          YEAR ENDED DECEMBER 31, 1996

                                        HIGH-GRADE
                          MONEY MARKET     BOND       BALANCED    EQUITY INDEX    GROWTH
                          ------------  -----------  -----------  ------------  -----------
Balances at January 1,
 1996...................  $10,812,397   $ 8,977,751  $12,941,393  $14,162,330   $ 9,362,795
Increase in net assets
 resulting from
 operations:
 Net investment income..      638,781       569,844    1,069,457      377,843       721,664
 Net realized gain
  (loss) on investments.          --         (6,839)     401,321      868,504       934,222
 Net unrealized
  appreciation
  (depreciation) of
  investments...........          --       (256,256)     691,602    2,539,435     1,449,121
                          -----------   -----------  -----------  -----------   -----------
Net increase in net
 assets resulting from
 operations.............      638,781       306,749    2,162,380    3,785,782     3,105,007
Changes from variable
 annuity contract
 transactions:
 Transfers of net
  premiums..............   10,511,308     1,774,783    2,843,338    5,374,799     4,096,267
 Transfers for
  terminations..........   (1,010,844)      (85,829)    (617,555)    (452,158)     (547,857)
 Transfers for annuity
  benefits..............          --            --        (3,326)         --            --
 Net transfers within
  Separate Account B....   (3,965,370)     (724,619)    (680,924)         368     1,251,961
                          -----------   -----------  -----------  -----------   -----------
Net increase in net
 assets derived from
 variable annuity
 contract transactions..    5,535,094       964,335    1,541,533    4,923,009     4,800,371
                          -----------   -----------  -----------  -----------   -----------
Net increase in net
 assets.................    6,173,875     1,271,084    3,703,913    8,708,791     7,905,378
                          -----------   -----------  -----------  -----------   -----------
Balances at December 31,
 1996...................  $16,986,272   $10,248,835  $16,645,306  $22,871,121   $17,268,173
                          ===========   ===========  ===========  ===========   ===========


See accompanying notes.

               FIRST PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY
                               SEPARATE ACCOUNT B

                STATEMENT OF CHANGES IN NET ASSETS--(CONTINUED)

                          YEAR ENDED DECEMBER 31, 1996

                                                                  SMALL
                            EQUITY                  HIGH YIELD   COMPANY
                            INCOME    INTERNATIONAL    BOND       GROWTH       TOTAL
                          ----------  ------------- ----------  ----------  ------------
Balances at January 1,
 1996...................  $5,417,621   $5,053,032   $      --   $      --   $ 66,727,319
Increase in net assets
 resulting from
 operations:
 Net investment income..     316,659      284,753       58,623       2,669     4,040,293
 Net realized gain
  (loss) on investments.     250,669      256,451       10,666      64,621     2,779,615
 Net unrealized
  appreciation
  (depreciation) of
  investments...........     684,327      420,828       44,297     (25,575)    5,547,779
                          ----------   ----------   ----------  ----------  ------------
Net increase in net
 assets resulting from
 operations.............   1,251,655      962,032      113,586      41,715    12,367,687
Changes from variable
 annuity contract
 transactions:
 Transfers of net
  premiums..............   2,218,053    2,218,577    1,371,311     743,223    31,151,659
 Transfers for
  terminations..........     (89,349)    (154,927)         (64)       (123)   (2,958,706)
 Transfers for annuity
  benefits..............         --           --           --          --         (3,326)
 Net transfers within
  Separate Account B....      39,523    1,212,413    1,260,463   1,606,185           --
                          ----------   ----------   ----------  ----------  ------------
Net increase in net
 assets derived from
 variable annuity
 contract transactions..   2,168,227    3,276,063    2,631,710   2,349,285    28,189,627
                          ----------   ----------   ----------  ----------  ------------
Net increase in net
 assets.................   3,419,882    4,238,095    2,745,296   2,391,000    40,557,314
                          ----------   ----------   ----------  ----------  ------------
Balances at December 31,
 1996...................  $8,837,503   $9,291,127   $2,745,296  $2,391,000  $107,284,633
                          ==========   ==========   ==========  ==========  ============


See accompanying notes.

               FIRST PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY
                              SEPARATE ACCOUNT B

                         NOTES TO FINANCIAL STATEMENTS

                               DECEMBER 31, 1997

1. ACCOUNTING POLICIES

ORGANIZATION OF THE ACCOUNT

  First Providian Life and Health Insurance Company Separate Account B (the "Separate Account") is a separate account of First Providian Life and Health Insurance Company ("FPLH"), and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Separate Account was es-tablished for the purpose of funding variable annuity contracts issued by FPLH.

  Prior to June 10, 1997, FPLH was an indirect, wholly owned subsidiary of Providian Corporation ("Providian"). On June 10, 1997, Providian's insurance operations, including the operations of FPLH, were merged with an indirect, wholly owned subsidiary of AEGON N.V., an international insurance organization headquartered in The Hague, The Netherlands. Providian was the surviving cor-poration in the merger. Effective October 15, 1997, Providian's name was changed to Commonwealth General Corporation ("CGC"). Effective December 31, 1997, ownership of CGC was transferred to AEGON USA, Inc., an indirect, wholly owned subsidiary of AEGON N.V.

  FPLH expects to merge with AUSA Life Insurance Company, an affiliate, in 1998. Upon approval and completion of the merger, AUSA Life Insurance Company will be the surviving company.

  As of December 31, 1997, the Separate Account has nine subaccounts which in-vest exclusively in shares of a corresponding portfolio of the Vanguard Vari-able Insurance Fund (the "Fund"), an open-end diversified investment company offered by The Vanguard Group, Inc. ("Vanguard").

  The portfolios available in the Fund as of December 31, 1997 are as follows:

VANGUARD VARIABLE INSURANCE FUND
Money Market Portfolio
High-Grade Bond Portfolio
Balanced Portfolio
Equity Index Portfolio
Growth Portfolio
Equity Income Portfolio
International Portfolio
High Yield Bond Portfolio
Small Company Growth Portfolio

  Each portfolio has different investment objectives and policies as outlined in the prospectus of the Separate Account. There is no assurance that a port-folio will achieve its stated investment objective.

  The contract owner's initial premium is automatically allocated to the Money Market Subaccount until the end of the free look period (typically a minimum of ten days or, for replacement, 20 days). Subsequent to the free look period and a five day grace period, a contract owner may allocate all or a portion of the initial premium and additional premiums, if any, to one or more subaccounts of the Separate Account.

INVESTMENTS

  The Separate Account purchases shares of the portfolios at net asset value in connection with premium payments allocated to the subaccounts in accordance with contract owners' directions and redeems shares of the port-

               FIRST PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY
                              SEPARATE ACCOUNT B

                  NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

folios to process transfers and to meet policy contract obligations. Gains and losses resulting from the redemption of shares are computed on the basis of average cost. Investment transactions are recorded on the trade dates.

  All dividends and capital gains earned on the portfolios are reinvested in the portfolios and are reflected in the unit values of the subaccounts of the Separate Account.

  Investments in the portfolios are valued at market which is calculated daily on each day the New York Stock Exchange is open for trading. Income and both realized and unrealized gains or losses from assets of each subaccount will be credited to, or charged against, that subaccount without regard to income, gains or losses from any other subaccount of the Separate Account or arising out of any other business FPLH may conduct.

  The contract's accumulated value varies with the investment performance of the corresponding portfolios. Investment results are not guaranteed by the Separate Account or FPLH.

  Although the assets in the Separate Account are the property of FPLH, the assets in the Separate Account attributable to the contracts cannot be used to discharge the liabilities arising out of any other business which FPLH may conduct. The assets of the Separate Account are available to cover the general liabilities of FPLH only to the extent that the Separate Account's assets ex-ceed its liabilities under the contracts.

2. INVESTMENTS

  The following is a summary of shares and amounts outstanding for each of the respective portfolios as of December 31, 1997 and 1996:

                                                     DECEMBER 31, 1997
                                           -------------------------------------
                                                          NET ASSET     FAIR
PORTFOLIO                                      SHARES       VALUE      VALUE
---------                                  -------------- --------- ------------
Money Market.............................. 20,448,431.510  $ 1.00   $ 20,448,432
High-Grade Bond...........................  1,382,585.888   10.70     14,793,669
Balanced..................................  1,457,878.471   17.00     24,783,934
Equity Index..............................  1,605,235.995   25.42     40,805,099
Growth....................................  1,321,280.694   21.60     28,539,663
Equity Income.............................    982,023.376   18.78     18,442,399
International.............................    888,861.868   12.85     11,421,875
High Yield Bond...........................    739,433.617   10.59      7,830,602
Small Company Growth......................    743,864.964   10.96      8,152,760
                                                                    ------------
                                                                    $175,218,433
                                                                    ============

                                                     DECEMBER 31, 1996
                                           -------------------------------------
                                                          NET ASSET     FAIR
PORTFOLIO                                      SHARES       VALUE      VALUE
---------                                  -------------- --------- ------------
Money Market.............................. 16,979,591.191  $ 1.00   $ 16,979,591
High-Grade Bond...........................    983,064.587   10.43     10,253,364
Balanced..................................  1,109,732.540   15.01     16,657,085
Equity Index..............................  1,170,093.530   19.55     22,875,329
Growth....................................    976,647.283   17.69     17,276,890
Equity Income.............................    605,539.909   14.60      8,840,883
International.............................    729,622.842   12.74      9,295,395
High Yield Bond...........................    265,808.560   10.33      2,745,802
Small Company Growth......................    246,313.599    9.71      2,391,705
                                                                    ------------
                                                                    $107,316,044
                                                                    ============

               FIRST PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY
                              SEPARATE ACCOUNT B

                  NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

  The aggregate cost of shares purchased during the years ended December 31, 1997 and 1996 for each of the respective portfolios is as follows:

                                                            1997        1996
                                                        ------------ -----------
Money Market........................................... $ 34,666,264 $19,420,627
High-Grade Bond........................................    6,371,639   3,335,200
Balanced...............................................    9,079,200   4,914,940
Equity Index...........................................   17,128,496   9,918,289
Growth.................................................   12,851,356   9,785,079
Equity Income..........................................    8,758,544   3,743,104
International..........................................    9,663,673   6,160,156
High Yield Bond........................................    9,387,604   3,458,971
Small Company Growth...................................    9,851,109   3,039,296
                                                        ------------ -----------
                                                        $117,757,885 $63,775,662
                                                        ============ ===========

3. FEDERAL INCOME TAXES

  Operations of the Separate Account are included in the federal income tax return of FPLH, which is taxed as a life insurance company under the Internal Revenue Code. The Separate Account will not be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code. Under current federal income tax law, no federal income taxes are payable with respect to the Sepa-rate Account.

4. ADVISORY AND SERVICE FEES

  Vanguard furnishes corporate management, administrative, marketing and dis-tribution services. Additionally, Vanguard furnishes investment advisory serv-ices to certain Funds' portfolios. The net asset value of the portfolios is net of the advisory and service fees.

5. EXPENSES

  An annual charge is deducted from the unit values of the subaccounts of the Separate Account for FPLH's assumption of certain mortality and expense risks incurred in connection with the contract and for the cost of administering the contract. It is assessed daily based on the Fund's combined net assets attrib-utable to the Separate Account and Separate Account IV of Providian Life and Health Insurance Company ("PLH"), an affiliate of FPLH. For the year ended De-cember 31, 1995 and through April 29, 1996, the annual rate on the first $500 million of combined net assets in the Fund was .45% and was .40% on the next $250 million of combined net assets in the Fund. This charge was reduced in various increments to .30% on combined net assets in the Fund in excess of $1.5 billion. Effective April 30, 1996 and through November 30, 1997, the an-nual rate changed to .375% on the first $1.5 billion of combined net assets in the Fund and is reduced to .30% of combined net assets in the Fund in excess of $1.5 billion. Effective December 1, 1997, the annual rate changed to .30% on the first $2.5 billion of combined net assets in the Fund, is reduced to
 .28% of combined net assets in the Fund over $2.5 billion and up to $5 bil-lion, and is further reduced to .27% of combined net assets in the Fund in ex-cess of $5 billion.

  For the years ended December 31, 1997 and 1996, the effective annual rate for this mortality and expense charge was .33% and .37%, respectively, and the total charge was $485,197 and $319,868, respectively.

  In addition, an annual administrative charge of .10% is deducted from the unit value of the subaccounts of the Separate Account. This charge is assessed daily by Vanguard based on the Fund's net assets attributable to the Separate Account and Separate Account IV of PLH. Additionally, an annual maintenance fee of $25 per contract

               FIRST PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY
                              SEPARATE ACCOUNT B

                  NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

is charged for contracts valued at less than $25,000 at the time of initial purchase and on the last business day of each year. The maintenance fee is de-ducted proportionately from the contract's accumulated value. These deductions represent reimbursement to Vanguard for the costs expected to be incurred for issuing and maintaining each contract and the Separate Account. The total of these costs for the years ended December 31, 1997 and 1996 was $120,237 and $66,197, respectively.

6. CONTRACT OWNER TRANSACTIONS

  Transactions with contract owners during 1997 and 1996 and end of period values for each of the respective subaccounts were as follows:

                                                   1997              1996
                                             ----------------  ----------------
MONEY MARKET
Outstanding units at beginning of period....   13,589,800.233     9,080,164.861
Issuance of units...........................   26,256,533.646    15,271,388.654
Redemption of units.........................  (24,273,458.794)  (10,761,753.282)
                                             ----------------  ----------------
Outstanding units at end of period..........   15,572,875.085    13,589,800.233
                                             ================  ================
End of period:
 Unit value................................. $       1.313687  $       1.249928
                                             ================  ================
 Subaccount value........................... $     20,457,884  $     16,986,272
                                             ================  ================
HIGH-GRADE BOND
Outstanding units at beginning of period....      688,685.283       621,861.498
Issuance of units...........................      361,675.682       189,611.380
Redemption of units.........................     (138,380.457)     (122,787.595)
                                             ----------------  ----------------
Outstanding units at end of period..........      911,980.508       688,685.283
                                             ================  ================
End of period:
 Unit value................................. $      16.218703  $      14.881740
                                             ================  ================
 Subaccount value........................... $     14,791,141  $     10,248,835
                                             ================  ================
BALANCED
Outstanding units at beginning of period....      852,209.437       766,458.776
Issuance of units...........................      332,091.843       211,350.350
Redemption of units.........................     (149,646.867)     (125,599.689)
                                             ----------------  ----------------
Outstanding units at end of period..........    1,034,654.413       852,209.437
                                             ================  ================
End of period:
 Unit value................................. $      23.945844  $      19.531943
                                             ================  ================
 Subaccount value........................... $     24,775,673  $     16,645,306
                                             ================  ================
EQUITY INDEX
Outstanding units at beginning of period....    1,034,963.491       783,606.794
Issuance of units...........................      624,661.863       474,338.097
Redemption of units.........................     (267,342.618)     (222,981.400)
                                             ----------------  ----------------
Outstanding units at end of period..........    1,392,282.736     1,034,963.491
                                             ================  ================
End of period:
 Unit value................................. $      29.300922  $      22.098481
                                             ================  ================
 Subaccount value........................... $     40,795,168  $     22,871,121
                                             ================  ================

               FIRST PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY
                               SEPARATE ACCOUNT B

                   NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

                                                       1997           1996
                                                  --------------  -------------
GROWTH
Outstanding units at beginning of period.........    906,140.118    620,485.748
Issuance of units................................    558,643.385    526,957.808
Redemption of units..............................   (277,928.123)  (241,303.438)
                                                  --------------  -------------
Outstanding units at end of period...............  1,186,855.380    906,140.118
                                                  ==============  =============
End of period:
 Unit value...................................... $    24.034378  $   19.056846
                                                  ==============  =============
 Subaccount value................................ $   28,525,331  $  17,268,173
                                                  ==============  =============
EQUITY INCOME
Outstanding units at beginning of period.........    525,405.637    380,466.275
Issuance of units................................    412,755.767    225,146.289
Redemption of units..............................   (118,921.677)   (80,206.927)
                                                  --------------  -------------
Outstanding units at end of period...............    819,239.727    525,405.637
                                                  ==============  =============
End of period:
 Unit value...................................... $    22.502863  $   16.820343
                                                  ==============  =============
 Subaccount value................................ $   18,435,239  $   8,837,503
                                                  ==============  =============
INTERNATIONAL
Outstanding units at beginning of period.........    697,571.102    432,692.144
Issuance of units................................    658,115.586    467,326.158
Redemption of units..............................   (522,836.330)  (202,447.200)
                                                  --------------  -------------
Outstanding units at end of period...............    832,850.358    697,571.102
                                                  ==============  =============
End of period:
 Unit value...................................... $    13.708394  $   13.319255
                                                  ==============  =============
 Subaccount value................................ $   11,417,041  $   9,291,127
                                                  ==============  =============
HIGH YIELD BOND
Outstanding units at beginning of period.........    252,538.898            --
Issuance of units................................    779,271.325    324,832.566
Redemption of units..............................   (386,577.523)   (72,293.668)
                                                  --------------  -------------
Outstanding units at end of period...............    645,232.700    252,538.898
                                                  ==============  =============
End of period:
 Unit value...................................... $    12.135002  $   10.870783
                                                  ==============  =============
 Subaccount value................................ $    7,829,900  $   2,745,296
                                                  ==============  =============
SMALL COMPANY GROWTH
Outstanding units at beginning of period.........    245,862.203            --
Issuance of units................................    921,518.831    317,488.323
Redemption of units..............................   (424,466.620)   (71,626.120)
                                                  --------------  -------------
Outstanding units at end of period...............    742,914.414    245,862.203
                                                  ==============  =============
End of period:
 Unit value...................................... $    10.969911  $    9.724958
                                                  ==============  =============
 Subaccount value................................ $    8,149,705  $   2,391,000
                                                  ==============  =============

               FIRST PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY
                              SEPARATE ACCOUNT B

                  NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

7. NET ASSETS

  Net assets at December 31, 1997 for each of the respective subaccounts are summarized in the following tables:

                                         HIGH-GRADE
                          MONEY MARKET      BOND       BALANCED   EQUITY INDEX    GROWTH
                          ------------- ------------- ----------- ------------ ------------
Contract owner
 transactions...........   $18,080,284   $12,213,143  $15,133,347 $24,796,887  $ 17,856,388
Accumulated net
 investment income......     2,377,600     2,141,006    3,821,988   1,704,258     1,753,786
Accumulated net realized
 gain (loss) on
 investments............           --        (64,996)   1,164,041   3,052,678     2,477,874
Net unrealized
 appreciation on
 investments............           --        501,988    4,656,297  11,241,345     6,437,283
                           -----------   -----------  ----------- -----------  ------------
                           $20,457,884   $14,791,141  $24,775,673 $40,795,168  $ 28,525,331
                           ===========   ===========  =========== ===========  ============
                                                      HIGH YIELD    COMPANY
                          EQUITY INCOME INTERNATIONAL    BOND        GROWTH       TOTAL
                          ------------- ------------- ----------- ------------ ------------
Contract owner
 transactions...........   $11,992,251   $ 9,767,242  $ 7,193,184 $ 7,651,736  $124,684,462
Accumulated net
 investment income......     1,261,010       573,485      486,598      10,518    14,130,249
Accumulated net realized
 gain on investments....       798,937     2,054,286       16,123     311,041     9,809,984
Net unrealized
 appreciation
 (depreciation) on
 investments............     4,383,041      (977,972)     133,995     176,410    26,552,387
                           -----------   -----------  ----------- -----------  ------------
                           $18,435,239   $11,417,041  $ 7,829,900 $ 8,149,705  $175,177,082
                           ===========   ===========  =========== ===========  ============

8. YEAR 2000 (UNAUDITED)

  CGC's parent has adopted and has in place a Year 2000 Assessment and Plan-ning Project (the "Project") to review and analyze its information technology and systems to determine if they are Year 2000 compatible. CGC and FPLH have begun to convert or modify, where necessary, critical data processing systems. It is contemplated that the Project will be substantially completed by early 1999. CGC and FPLH do not expect this Project to have a significant effect on operations. However, to mitigate the effect of outside influences upon the success of the Project, CGC and FPLH have undertaken communications with their significant customers, suppliers and other third parties to determine their Year 2000 compatibility and readiness. Management believes that the issues as-sociated with the Year 2000 will be resolved with no material financial impact on CGC and FPLH.

  Since the Year 2000 computer problem, and its resolution, is complex and multifaceted, the success of a response plan cannot be conclusively known un-til the Year 2000 is reached (or an earlier date to the extent that systems or equipment addresses Year 2000 date data prior to the Year 2000). Even with ap-propriate and diligent pursuit of a well-conceived project, including testing procedures, there is no certainty that any company will achieve complete suc-cess. Notwithstanding the efforts or results of CGC and FPLH, their ability to function unaffected to and through the Year 2000 may be adversely affected by actions (or failure to act) of third parties beyond their knowledge or con-trol.

                               OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS
  (A) FINANCIAL STATEMENTS

  Part A None

  Part B Audited Financial Statements of AUSA Life Insurance Company, Inc.
         Separate Account B (formerly First Providian Life and Health Insurance Company Separate Account B), for the Period Since Inception Through Years ended December 31, 1997 and 1996, with Report of Independent Auditors/6/

      Supplemental Financial Statements--Statutory Basis of AUSA Life Insurance Company, Inc. for the Years ended December 31, 1997, 1996 and 1995, with Report of Independent Auditors/6/

  Part C None

  (B) EXHIBITS
  (1) Resolution of the Board of Directors of First Providian Life and Health Insurance Company ("First Providian") authorizing establishment of the Separate Account./3/
  (2)  Not Applicable.
  (3)  Not Applicable.
  (4)  Form of variable annuity contract/6/
  (5)  Form of enrollment form/6/
  (6)  (a) Articles of Incorporation of AUSA Life Insurance Company, Inc./4/
       (b) By-Laws of AUSA Life Insurance Company, Inc./4/
  (7)  Not applicable.
  (8)  (a) Participation Agreement for the Vanguard Variable Insurance Fund/6/
       (b) Administration Services Agreement/5/
  (9)  (a) Opinion and Consent of Counsel/7/
       (b) Consent of Counsel/7/
  (10) Consent of Independent Auditors/7/
  (11) No financial statements are omitted from item 23.
  (12) Not applicable.
  (13) Performance computation/2/
  (14) (a) None.
       (b) Not applicable.
--------
/1/Incorporated by reference from Pre-Effective Amendment No. 1 to the Regis-tration Statement of National Home Life Assurance Company Separate Account IV, File No. 33-36073.
/2/Incorporated by reference from Post-Effective Amendment No. 5 to the Regis-tration Statement of First Providian Life & Health Insurance Company Sepa-rate Account B, File No. 33-39946.
/3/Incorporated by reference from Pre-Effective Amendment No. 1 to the Regis-tration Statement of First Providian Life & Health Insurance Company Sepa-rate Account C, File No. 33-94204.
/4/Incorporated by reference from Initial Registration Statement on Form N-4 of
   AUSA Life Insurance Company, Inc.-- AUSA Endeavor Variable Annuity Account, File No. 33-83560 (as filed on September 1, 1994).
/5/Incorporated by reference from Post-Effective Amendment No. 10 to the Regis-tration Statement on Form N-4 of First Providian Life & Health Insurance Company, File No. 33-39946, filed on April 30, 1998.

/6/ Incorporated by reference from Initial Registration Statement on Form N-4 of
    AUSA Life Insureance Company Separate Account B, File No. 333-65151 (as filed on October 1, 1998).
/7/ Filed herwith.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

OFFICERS:

Director and President.......................... Tom A. Schlossberg
                                                 4 Manhattanville Road
                                                 Purchase, NY 10577

Director and Chairman of the Board.............. Larry G. Brown
                                                 201 Highland Avenue
                                                 Largo, FL 33770

Director and Vice President..................... William L. Busler
                                                 4333 Edgewood Road NE
                                                 Cedar Rapids, IA 52499

Vice President and Chief Financial Officer...... Patrick S. Baird
                                                 4333 Edgewood Road NE
                                                 Cedar Rapids, IA 52499

Secretary....................................... Craig D. Vermie
                                                 4333 Edgewood Road NE
                                                 Cedar Rapids, IA 52499

Director and Chief Actuary...................... Colette B. Vargas
                                                 4 Manhattanville Road
                                                 Purchase, NY 10577

Treasurer....................................... Brenda K. Clancy
                                                 4333 Edgewood Road NE
                                                 Cedar Rapids, IA 52499

Director........................................ Jack R. Dykhouse
                                                 Brown Trail, Suite 302
                                                 Bedford, TX 76021

Director........................................ Steven E. Frushtick
                                                 500 Fifth Avenue
                                                 New York, NY 10110

Director........................................ Carl Thor Hanson
                                                 900 Birdseye Road
                                                 P.O. Box 112
                                                 Orient, NY 11957-0112

Director and Vice President..................... B. Larry Jenkins
                                                 2 East Chase Street
                                                 Baltimore, MD 21202

Director and Vice President..................... Vera F. Mihaic
                                                 666 Fifth Avenue
                                                 New York, NY 10103-0001

Director........................................ Peter P. Post
                                                 415 Madison Avenue
                                                 New York, NY 10017

Director........................................ Cor H. Verhagen
                                                 51 JFK Parkway
                                                 Short Hills, NJ 07078

Director........................................ E. Kirby Warren
                                                 725 Uris Hall
                                                 116th Street & Broadway
                                                 New York, NY 10027

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

 The Depositor, AUSA Life Insurance Company, Inc. ("AUSA Life"), is indirectly wholly owned by AEGON USA, Inc. The Registrant is a segregated asset account of AUSA Life.

 The following chart indicates the persons controlled by or under common con-trol with AUSA Life.

                              JURISDICTION OF        PERCENT OF VOTING
          NAME                 INCORPORATION          SECURITIES OWNED            BUSINESS
          ----                ---------------        -----------------            --------
AEGON N.V.                Netherlands Corporation 53.63% of Vereniging     Holding company
                                                   AEGON Netherlands
                                                   Membership Association
Groninger Financieringen  Netherlands Corporation 100% of AEGON N.V.       Holding company
 B.V.                                              Netherlands Corporation
AEGON Netherland N.V.     Netherlands Corporation 100% of AEGON N.V.       Holding company
                                                   Netherlands Corporation
AEGON Nevak Holding B.V.  Netherlands Corporation 100% of AEGON N.V.       Holding company
                                                   Netherlands Corporation
AEGON International N.V.  Netherlands Corporation 100% of AEGON N.V.       Holding company
                                                   Netherlands Corporation
Voting Trust Trustees:    Delaware                                         Voting Trust
 K.J. Storm
 Donald J. Shepard H.B.
 Van Wijk Dennis Hersch
AEGON U.S. Holding        Delaware                100% of Voting Trust     Holding company
 Corporation
Short Hills Management    New Jersey              100% of AEGON U.S.       Holding company
 Company                                           Holding Corporation
CORPA Reinsurance         New York                100% of AEGON U.S.       Holding company
 Company                                           Holding Corporation
AEGON Management Company  Indiana                 100% of AEGON U.S.       Holding company
                                                   Holding Corporation
RCC North America Inc.    Delaware                100% of AEGON U.S.       Holding company
                                                   Holding Corporation
AEGON USA, Inc.           Iowa                    100% AEGON U.S. Holding  Holding company
                                                   Corporation
AUSA Holding Company      Maryland                100% AEGON USA, Inc.     Holding company
Monumental General        Maryland                100% AUSA Holding Co.    Holding company
 Insurance Group, Inc.
Trip Mate Insurance       Kansas                  100% Monumental General  Sale/admin. of travel
 Agency, Inc.                                      Insurance Group, Inc.    insurance
Monumental General        Maryland                100% Monumental General  Provides management
 Administrators, Inc.                              Insurance Group, Inc.    srvcs. to unaffiliated
                                                                            third party
                                                                            administrator
Executive Management and  Maryland                100% Monumental General  Provides actuarial
 Consultant Services,                              Administrators, Inc.     consulting services
 Inc.
Monumental General Mass   Maryland                100% Monumental General  Marketing arm for sale
 Marketing, Inc.                                   Insurance Group, Inc.    of mass marketed
                                                                            insurance coverages

                          JURISDICTION OF    PERCENT OF VOTING
          NAME             INCORPORATION      SECURITIES OWNED             BUSINESS
          ----            ---------------    -----------------             --------
Diversified Investment      Delaware      100% AUSA Holding Co.    Registered investment
 Advisors, Inc.                                                     advisor
Diversified Investors       Delaware      100% Diversified         Broker-Dealer
 Securities Corp.                          Investment Advisors,
                                           Inc.
AEGON USA Securities,       Iowa          100% AUSA Holding Co.    Broker-Dealer
 Inc.
Supplemental Ins.           Tennessee     100% AUSA Holding Co.    Insurance
 Division, Inc.
Creditor Resources, Inc.    Michigan      100% AUSA Holding Co.    Credit insurance
CRC Creditor Resources      Canada        100% Creditor Resources, Insurance agency
 Canadian Dealer Network                   Inc.
 Inc.
AEGON USA Investment        Iowa          100% AUSA Holding Co.    Investment advisor
 Management, Inc.
AEGON USA Realty            Iowa          100% AUSA Holding Co.    Provides real estate
 Advisors, Inc.                                                     administrative and real
                                                                    estate investment
                                                                    services
Quantra Corporation         Delaware      100% AEGON USA Realty    Real estate and
                                           Advisors, Inc.           financial software
                                                                    production and sales
Quantra Software            Delaware      100% Quantra Corporation Manufacture and sell
 Corporation                                                        mortgage loan and
                                                                    security management
                                                                    software
Landauer Realty             Iowa          100% AEGON USA Realty    Real estate counseling
 Advisors, Inc.                            Advisors, Inc.
Landauer Associates,        Delaware      100% AEGON USA Realty    Real estate counseling
 Inc.                                      Advisors, Inc.
Realty Information          Iowa          100% AEGON USA Realty    Information Systems for
 Systems, Inc.                             Advisors, Inc.           real estate investment
                                                                    management
AEGON USA Realty            Iowa          100% AEGON USA Realty    Real estate management
 Management, Inc                           Advisors, Inc.
USP Real Estate             Iowa          21.89% First AUSA Life   Real estate investment
 Investment Trust                          Ins. Co.                 trust
                                          13.11% PFL Life Ins. Co.
                                          4.86% Bankers United
                                           Life Assurance Co.
RCC Properties Limited      Iowa          AEGON USA Realty         Limited Partnership
 Partnership                               Advisors, Inc. is
                                           General Partner and 5%
                                           owner.
AUSA Financial Markets,     Iowa          100% AUSA Holding Co.    Marketing
 Inc.
Endeavor Investment         California    49.9% AUSA Financial     General Partnership
 Advisors                                  Markets, Inc.
Universal Benefits          Iowa          100% AUSA Holding Co.    Third party
 Corporation                                                        administrator
Investors Warranty of       Iowa          100% AUSA Holding Co.    Provider of automobile
 America, Inc.                                                      extended maintenance
                                                                    contracts
Massachusetts Fidelity      Iowa          100% AUSA Holding Co.    Trust company
 Trust Co.
Money Services, Inc.        Delaware      100% AUSA Holding Co.    Provides financial
                                                                    counseling for
                                                                    employees and agents of
                                                                    affiliated companies

                          JURISDICTION OF   PERCENT OF VOTING
          NAME             INCORPORATION     SECURITIES OWNED            BUSINESS
          ----            ---------------   -----------------            --------
Zahorik Company, Inc.      California     100% AUSA Holding Co.  Broker-Dealer
ZCI, Inc.                  Alabama        100% Zahorik Company,  Insurance agency
                                           Inc.
AEGON Asset Management     Delaware       100% AUSA Holding Co.  Registered investment
 Services, Inc.                                                   advisor
Intersecurities, Inc.      Delaware       100% AUSA Holding Co.  Broker-Dealer
ISI Insurance Agency,      California     100% Western Reserve   Insurance agency
 Inc.                                      Life Assurance Co.
                                           of Ohio
ISI Insurance Agency of    Ohio           100% ISI Insurance     Insurance agency
 Ohio, Inc.                                Agency, Inc.
ISI Insurance Agency of    Texas          100% ISI Insurance     Insurance agency
 Texas, Inc.                               Agency, Inc.
ISI Insurance Agency of    Massachusetts  100% ISI Insurance     Insurance Agency
 Massachusetts, Inc.                       Agency Inc.
Associated Mariner         Michigan       100% Intersecurities,  Holding co./management
 Financial Group, Inc.                     Inc.                   services
Mariner Financial          Michigan       100% Associated        Broker/Dealer
 Services, Inc.                            Mariner Financial
                                           Group, Inc.
Mariner Planning           Michigan       100% Mariner           Financial planning
 Corporation                               Financial Services,
                                           Inc.
Associated Mariner         Michigan       100% Associated        Insurance agency
 Agency, Inc.                              Mariner Financial
                                           Group, Inc.
Associated Mariner         Hawaii         100% Associated        Insurance agency
 Agency of Hawaii, Inc.                    Mariner Agency, Inc.
Associated Mariner Ins.    Massachusetts  100% Associated        Insurance agency
 Agency of                                 Mariner Agency, Inc.
 Massachusetts, Inc.
Associated Mariner         Ohio           100% Associated        Insurance agency
 Agency Ohio, Inc.                         Mariner Agency, Inc.
Associated Mariner         Texas          100% Associated        Insurance agency
 Agency Texas, Inc.                        Mariner Agency, Inc.
Associated Mariner         New Mexico     100% Associated        Insurance agency
 Agency New Mexico, Inc.                   Mariner Agency, Inc.
Mariner Mortgage Corp.     Michigan       100% Associated        Mortgage origination
                                           Mariner Financial
                                           Group, Inc.
Idex Investor Services,    Florida        100% AUSA Holding Co.  Shareholder services
 Inc.
Idex Management, Inc.      Delaware       50% AUSA Holding Co.   Investment advisor
                                          50% Janus Capital
                                           Corp.
IDEX Series Fund           Massachusetts  Various                Mutual fund
First AUSA Life            Maryland       100% AEGON USA, Inc.   Insurance holding
 Insurance Company                                                company
AUSA Life Insurance        New York       100% First AUSA Life   Insurance
 Company, Inc.                             Insurance Company
Life Investors Insurance   Iowa           100% First AUSA Life   Insurance
 Company of America                        Ins. Co.
Life Investors Alliance,   Delaware       100% LIICA             Purchase, own, and hold
 LLC                                                              the equity interest of
                                                                  other entities
Bankers United Life        Iowa           100% Life Investors    Insurance
 Assurance Company                         Ins. Company of
                                           America

                          JURISDICTION OF   PERCENT OF VOTING
          NAME             INCORPORATION     SECURITIES OWNED            BUSINESS
          ----            ---------------   -----------------            --------
Life Investors Agency      Iowa           100% Life Investors    Marketing
 Group, Inc.                               Ins. Company of
                                           America
PFL Life Insurance         Iowa           100% First AUSA Life   Insurance
 Company                                   Ins. Co.
AEGON Financial Services   Minnesota      100% PFL Life          Marketing
 Group, Inc.                               Insurance Co.
AEGON Assignment           Kentucky       100% AEGON Financial   Administrator of
 Corporation of Kentucky                   Services Group, Inc.   structured settlements
AEGON Assignment           Illinois       100% AEGON             Administrator of
 Corporation                               Financial Services     Structured Settlements
                                           Group, Inc.
Southwest Equity Life      Arizona        100% of Common Voting  Insurance
 Ins. Co.                                  Stock First AUSA Life
                                           Ins. Co.
Iowa Fidelity Life         Arizona        100% of Common Voting  Insurance
 Insurance Co.                             Stock First AUSA Life
                                           Ins. Co.
Western Reserve Life       Ohio           100% First AUSA Life   Insurance
 Assurance Co. of Ohio                     Ins. Co.
AEGON Equity Group, Inc.   Florida        100% Western Reserve   Insurance Agency
                                           Life Assurance Co. of
                                           Ohio
WRL Series Fund, Inc.      Maryland       Various                Mutual fund
WRL Investment Services,   Florida        100% Western Reserve   Provides administration
 Inc.                                      Life Assurance Co. of  for affiliated mutual
                                           Ohio                   fund
WRL Investment             Florida        100% Western Reserve   Registered investment
 Management, Inc.                          Life Assurance Co. of  advisor
                                           Ohio
Monumental Life            Maryland       26.77% First AUSA      Insurance
 Insurance Co.                             Life Ins. Co.
                                          73.23% Capital General
                                           Dev. Corp.
AEGON Special Markets      Maryland       100% Monumental Life   Marketing
 Group, Inc.                               Ins. Co.
Monumental General         Maryland       100% First AUSA Life   Insurance
 Casualty Co.                              Ins. Co.
United Financial           Maryland       100% First AUSA Life   General agency
 Services, Inc.                            Ins. Co.
Bankers Financial Life     Arizona        100% First AUSA Life   Insurance
 Ins. Co.                                  Ins. Co.
The Whitestone             Maryland       100% First AUSA Life   Insurance agency
 Corporation                               Ins. Co.
Cadet Holding Corp.        Iowa           100% First AUSA Life   Holding company
                                           Insurance Company
Commonwealth General       Delaware       100% AEGON USA, Inc.   Holding company
 Corporation ("CGC")
PB Series Trust            Massachusetts  N/A                    Mutual fund
Monumental Agency Group,   Kentucky       100% CGC               Provider of srvcs. to
 Inc.                                                             ins. cos.
Benefit Plans, Inc.        Delaware       100% CGC               TPA for Peoples Security
                                                                  Life Insurance Company
Durco Agency, Inc.         Virginia       100% Benefit Plans,    General agent
                                           Inc.
Commonwealth General.      Kentucky       100% CGC               Administrator of
 Assignment Corporation                                           structured settlements

                          JURISDICTION OF    PERCENT OF VOTING
          NAME             INCORPORATION      SECURITIES OWNED             BUSINESS
          ----            ---------------    -----------------             --------
AFSG Securities           Pennsylvania    100% CGC                 Broker-Dealer
 Corporation
PB Investment Advisors,   Delaware        100% CGC                 Registered investment
 Inc.                                                               advisor
Diversified Financial     Delaware        100% CGC                 Provider of investment,
 Products Inc.                                                      marketing and admin.
                                                                    services to ins. cos.
AEGON USA Real Estate     Delaware        100% Diversified         Real estate and mortgage
 Services, Inc.                            Financial Products Inc   holding company
Capital Real Estate       Delaware        100% CGC                 Furniture and equipment
 Development Corporation                                            lessor
Capital General           Delaware        100% CGC                 Holding company
 Development Corporation
JMH Operating Company,    Mississippi     100% Peoples Security    Real estate holdings
 Inc.                                      Life Insurance Company
Independence Automobile   Florida         100% Capital Security    Automobile Club
 Association, Inc.                         Life Insurance Company
Independence Automobile   Georgia         100% Capital Security    Automobile Club
 Club, Inc.                                Life Insurance Company
Capital 200 Block         Delaware        100% CGC                 Real estate holdings
 Corporation
Capital Broadway          Kentucky        100% CGC                 Real estate holdings
 Corporation
Southlife, Inc.           Tennessee       100% CGC                 Investment subsidiary
Ampac Insurance Agency,   Pennsylvania    100% CGC                 Provider of management
 Inc. (EIN 23-1720755)                                              support services
National Home Life        Pennsylvania    100% Ampac Insurance     Special-purpose
 Corporation                               Agency, Inc.             subsidiary
Compass Rose Development  Pennsylvania    100% Ampac Insurance     Special-purpose
 Corporation                               Agency, Inc.             subsidiary
Frazer Association        Illinois        100% Ampac Insurance     TPA license-holder
 Consultants, Inc.                         Agency, Inc.
Valley Forge Associates,  Pennsylvania    100% Ampac Insurance     Furniture & equipment
 Inc.                                      Agency, Inc.             lessor
Veterans Benefits Plans,  Pennsylvania    100% Ampac Insurance     Administrator of group
 Inc.                                      Agency, Inc.             insurance programs
Veterans Insurance        Delaware        100% Ampac Insurance     Special-purpose
 Services, Inc.                            Agency, Inc.             subsidiary
Financial Planning        Dist. Columbia  100% Ampac Insurance     Special-purpose
 Services, Inc.                            Agency, Inc.             subsidiary
Providian Auto and Home   Missouri        100% CGC                 Insurance company
 Insurance Company
Academy Insurance Group,  Delaware        100% CGC                 Holding company
 Inc.
Academy Life              Missouri        100% Academy Insurance   Insurance company
 Insurance Co.                             Group, Inc.
Pension Life Insurance    New Jersey      100% Academy Insurance   Insurance company
 Company of America                        Group, Inc.

                          JURISDICTION OF    PERCENT OF VOTING
          NAME             INCORPORATION      SECURITIES OWNED            BUSINESS
          ----            ---------------    -----------------            --------
Academy Services, Inc.    Delaware        100% Academy Insurance   Special-purpose
                                           Group, Inc.              subsidiary
Ammest Development Corp.  Kansas          100% Academy Insurance   Special-purpose
 Inc.                                      Group, Inc.              subsidiary
Ammest Insurance Agency,  California      100% Academy Insurance   General agent
 Inc.                                      Group, Inc.
Ammest Massachusetts      Massachusetts   100% Academy Insurance   Special-purpose
 Insurance Agency, Inc.                    Group, Inc.              subsidiary
Ammest Realty, Inc.       Pennsylvania    100% Academy Insurance   Special-purpose
                                           Group, Inc.              subsidiary
Ampac, Inc.               Texas           100% Academy Insurance   Managing general agent
                                           Group, Inc.
Ampac Insurance Agency,   Pennsylvania    100% Academy Insurance   Special-purpose
 Inc.                                      Group, Inc.              subsidiary
 (EIN 23-2364438)
Data/Mark Services, Inc.  Delaware        100% Academy Insurance   Provider of mgmt.
                                           Group, Inc.              services
Force Financial Group,    Delaware        100% Academy Insurance   Special-purpose
 Inc.                                      Group, Inc.              subsidiary
Force Financial           Massachusetts   100% Force Fin. Group,   Special-purpose
 Services, Inc.                            Inc.                     subsidiary
Military Associates,      Pennsylvania    100% Academy Insurance   Special-purpose
 Inc.                                      Group, Inc.              subsidiary
NCOA Motor Club, Inc.     Georgia         100% Academy Insurance   Automobile club
                                           Group, Inc.
NCOAA Management Company  Texas           100% Academy Insurance   Special-purpose
                                           Group, Inc.              subsidiary
Unicom Administrative     Pennsylvania    100% Academy Insurance   Provider of admin.
 Services, Inc.                            Group, Inc.              services
Unicom Administrative     Germany         100% Unicom              Provider of admin.
 Services, GmbH                            Administrative           services
                                           Services, Inc.
Providian Property and    Kentucky        100% Providian Auto and  Insurance company
 Casualty Insurance                        Home Insurance Company
 Company
Providian Fire Insurance  Kentucky        100% Providian Property  Insurance company
 Co.                                       and Casualty Insurance
                                           Co.
Capital Liberty, L.P.     Delaware        99.0% Monumental Life    Holding Company
                                           Ins. Co.
                                          1% CGC
Commonwealth General LLC  Turks &         100% CGC                 Special-purpose
                           Caicos Islands                           subsidiary
Peoples Benefit Life      Missouri        3.7% CGC                 Insurance company
 Insurance Company                        20% Capital Liberty,
                                           L.P.
                                          76.3% Monumental Life
                                           Ins. Co.
Veterans Life Insurance   Illinois        100% Peoples Benefit     Insurance company
 Co.                                       Life Insurance Company
Peoples Benefit           Pennsylvania    100% Veterans Life Ins.  Special-purpose
 Services, Inc.                            Co.                      subsidiary

ITEM 27. NUMBER OF CONTRACT OWNERS

 As of November 30, 1998 there were 67 contract owners.

ITEM 28. INDEMNIFICATION

 The New York Code (Section 721 et seq.) provides for permissive indemnifica-tion in certain situations, mandatory indemnification in other situations, and prohibits indemnification in certain situations. The Code also specifies pro-cedures for determining when indemnification payments can be made.

 Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to directors, offi-cers, and controlling persons of the Depositor pursuant to the foregoing pro-visions, or otherwise, the Depositor has been advised that, in the opinion of the securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, offi-cer, or controlling person in connection with the securities being regis-tered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudi-cation of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

 (a) None.

 (b) Not Applicable.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

 The books, accounts and other documents required by Section 31(a) under the Investment Company Act and the rules promulgated thereunder will be maintained in the physical possession of The Continuum Company, Inc., Kansas City, Mis-souri, The Vanguard Group, Inc., Valley Forge, Pennsylvania and AUSA Life In-surance Company, Inc., New York, New York.

ITEM 31. MANAGEMENT SERVICES

 All management contracts are discussed in Part A or Part B.

ITEM 32. UNDERTAKINGS

 (a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the au-dited financial statements in the registration statement are never more than 16 months old for so long as Premiums under the Policy may be accepted.

 (b) Registrant undertakes that it will include either (i) a postcard or simi-lar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information or (ii) a space in the Policy application that an applicant can check to request a Statement of Additional Information.

 (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to AUSA Life Insurance Company, Inc., at the address or phone number listed in the Prospectus.

 (d) AUSA Life Insurance Company, Inc. hereby represents that the fees and charges deducted under the policies described in this registration statement, in the aggregate, are reasonable in relation to the services rendered, the ex-penses expected to be incurred, and the risks assumed by AUSA Life Insurance Company, Inc.

SECTION 403(B) REPRESENTATIONS

  AUSA Life represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88), re-garding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, as amended, in connection with redeemability restrictions on Section 403(b) Policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Amendment to the Registration Statement meets the requirements for effectiveness pursuant to paragraph (a)(1) of Rule 485 and has caused this Registration Statement to be signed on its behalf, in the City of Louisville and Commonwealth of Kentucky, on this 28th day of December, 1998.

                                   AUSA LIFE INSURANCE COMPANY, INC.
                                      SEPARATE ACCOUNT C
                                   Registrant


                                   AUSA LIFE INSURANCE COMPANY, INC.
                                   Depositor

                                   /s/  Tom A. Schlossberg
                                   -------------------------
                                   Tom A. Schlossberg
                                   President


                                   By: /s/ Gregory E. Miller-Breetz
                                   --------------------------------
                                   Gregory E. Miller-Breetz
                                   Attorney-In-Fact

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the duties indicated.



Signatures                                  Title                    Date

/s/ William Brown, Jr.                      Director                 December 28, 1998
-----------------------------------
William Brown, Jr.

/s/ Larry G. Brown                          Director                 December 28, 1998
-----------------------------------
Larry G. Brown

/s/ William L. Busler                       Director                 December 28, 1998
-----------------------------------
William L. Busler

/s/ Jack R. Dykhouse                        Director                 December 28, 1998
-----------------------------------
Jack R. Dykhouse

/s/ Steven E. Frushtick                     Director                 December 28, 1998
-----------------------------------
Steven E. Frushtick

/s/ Carl T. Hanson                          Director                 December 28, 1998
-----------------------------------
Carl T. Hanson

/s/ B. Larry Jenkins                        Director                 December 28, 1998
-----------------------------------
B. Larry Jenkins

/s/ Colette Vargas                          Director                 December 28, 1998
-----------------------------------
Colette Vargas

/s/ Vera F. Mihaic                          Director                 December 28, 1998
-----------------------------------
Vera F. Mihaic

/s/ Peter P. Post                           Director                 December 28, 1998
-----------------------------------
Peter P. Post

/s/ Tom A. Schlossberg                      Director (Principal      December 28, 1998
-----------------------------------         Executive Officer)
Tom A. Schlossberg

/s/ Cor H. Verhagen                         Director                 December 28, 1998
-----------------------------------
Cor H. Verhagen

/s/ E. Kirby Warren                         Director                 December 28, 1998
-----------------------------------
E. Kirby Warren

/s/ Brenda K. Clancy                        Treasurer (Chief         December 28, 1998
-----------------------------------         Accounting Officer
Brenda K. Clancy

By: /s/ Gregory E. Miller-Breetz
-----------------------------------
Gregory E. Miller-Breetz
Attorney-In-Fact

                              SEPARATE ACCOUNT B
                    VANGUARD VARIABLE ANNUITY PLAN CONTRACT



                               INDEX TO EXHIBITS





EXHIBIT 9(a)         OPINION AND CONSENT OF COUNSEL

EXHIBIT 9(b)         CONSENT OF COUNSEL

EXHIBIT 10           CONSENT OF INDEPENDENT AUDITORS